NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
1,566,807 shares (cost $28,197,878)	$21,151,888
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
13,576 shares (cost $240,116)	254,418
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
4,930 shares (cost $57,851)	57,335
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,536,798 shares (cost $18,003,643)	17,765,383
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
1,208 shares (cost $10,298)	11,841
VP Inflation Protection Fund - Class I (ACVIP1)
41,726 shares (cost $424,098)	422,683
Growth Fund - Class 1 (AFGF)
164,864 shares (cost $10,169,159)	11,093,710
High-Income Bond Fund - Class 1 (AFHY)
84,062 shares (cost $860,677)	855,756
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
62,588,254 shares (cost $735,306,417)	751,684,936
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
58,430 shares (cost $714,262)	704,079
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
1,786,777 shares (cost $12,564,379)	12,936,264
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
13,824,438 shares (cost $162,796,959)	161,054,698
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
17,096,547 shares (cost $176,984,486)	190,284,568
Global Allocation V.I. Fund - Class III (MLVGA3)
26,495,922 shares (cost $389,607,561)	354,250,479
Money Market Portfolio(TM) (CHSMM)
5,537,509 shares (cost $5,537,509)	5,537,509
VIP Value Series: Service Class (DWVVLS)
29,223 shares (cost $840,049)	851,864
VIP Small Cap Value Series: Service Class (DWVSVS)
1,435,655 shares (cost $52,942,103)	56,952,435
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,710,224 shares (cost $144,489,162)	216,010,887
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,091,514 shares (cost $110,664,785)	141,962,307
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,000,047 shares (cost $30,219,337)	37,861,779
Floating-Rate Income Fund (ETVFR)
4,858,552 shares (cost $43,708,675)	44,990,195
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
42,394 shares (cost $838,263)	844,498
Franklin Income Securities Fund - Class 2 (FTVIS2)
17,012,894 shares (cost $260,741,572)	261,658,308
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,507,671 shares (cost $31,940,134)	37,525,933
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,539,554 shares (cost $95,721,660)	107,245,772
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
39,520 shares (cost $840,892)	778,938
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,356,997 shares (cost $12,316,782)	9,987,497

Templeton Foreign Securities Fund - Class 2 (TIF2)
2,881,684 shares (cost $47,961,184)	39,219,716
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,251,646 shares (cost $131,729,365)	117,839,241
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,087,937 shares (cost $93,560,353)	92,662,596
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
47,237 shares (cost $529,993)	502,605
Franklin High Income Securities Fund: Class 2 (FTVHI2)
35,001 shares (cost $203,261)	207,209
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,172,685 shares (cost $16,421,037)	14,787,553
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,308,674 shares (cost $15,605,494)	15,980,896
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
18,485 shares (cost $224,189)	209,619
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,352,994 shares (cost $13,950,210)	14,855,872
Balanced Portfolio: Service Shares (JABS)
293,904 shares (cost $8,724,765)	9,372,613
Enterprise Portfolio: Service Shares (JAMGS)
3,975 shares (cost $229,327)	223,473
Flexible Bond Portfolio: Service Shares (JAFBS)
3,782,929 shares (cost $48,778,039)	47,778,388
Forty Portfolio: Service Shares (JACAS)
4,060,163 shares (cost $145,498,430)	125,012,409
Global Technology Portfolio: Service Shares (JAGTS)
8,104,416 shares (cost $65,642,194)	68,806,495
Overseas Portfolio: Service Shares (JAIGS)
1,649,799 shares (cost $54,775,180)	39,380,694
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,869,561 shares (cost $34,198,225)	35,091,669
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
687,478 shares (cost $11,806,309)	11,295,264
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
400,990 shares (cost $6,861,221)	6,099,052
New Discovery Series - Service Class (MNDSC)
1,747,478 shares (cost $28,592,639)	26,229,639
Utilities Series - Service Class (MVUSC)
5,643 shares (cost $177,381)	148,816
Value Series - Service Class (MVFSC)
21,322,606 shares (cost $297,065,315)	396,387,249
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
10,084,734 shares (cost $202,562,140)	224,183,639
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
1,196,707 shares (cost $9,218,477)	8,963,337
Core Plus Fixed Income Portfolio - Class I (MSVFI)
204,680 shares (cost $2,176,355)	2,183,933
Core Plus Fixed Income Portfolio - Class II (MSVF2)
997,761 shares (cost $10,373,773)	10,616,179
Emerging Markets Debt Portfolio - Class I (MSEM)
229,726 shares (cost $1,754,499)	1,789,565
Emerging Markets Debt Portfolio - Class II (MSEMB)
77,745 shares (cost $608,356)	601,747
Global Real Estate Portfolio - Class II (VKVGR2)
42,138 shares (cost $436,533)	436,551
U.S. Real Estate Portfolio - Class I (MSVRE)
1,262 shares (cost $18,516)	26,990

U.S. Real Estate Portfolio - Class II (MSVREB)
150 shares (cost $2,341)	3,183
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
15,388,146 shares (cost $148,071,862)	142,032,585
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
97,218,716 shares (cost $953,915,036)	987,742,158
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,916,710 shares (cost $45,036,489)	47,746,547
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,406,130 shares (cost $179,621,967)	185,463,681
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
251,103,763 shares (cost $4,623,744,784)	5,946,137,119
American Funds NVIT Bond Fund - Class II (GVABD2)
203,209,848 shares (cost $2,293,475,982)	2,298,303,379
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
9,754,615 shares (cost $248,976,074)	257,521,831
American Funds NVIT Growth Fund - Class II (GVAGR2)
5,931,078 shares (cost $374,888,628)	441,450,161
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
50,449,873 shares (cost $2,234,405,266)	2,606,744,945
Federated NVIT High Income Bond Fund - Class I (HIBF)
11,174,586 shares (cost $70,682,927)	72,970,046
NVIT Emerging Markets Fund - Class I (GEM)
797,762 shares (cost $8,958,923)	7,810,089
NVIT Emerging Markets Fund - Class II (GEM2)
4,708,753 shares (cost $52,468,923)	45,439,468
NVIT International Equity Fund - Class I (GIG)
1,698,198 shares (cost $18,052,767)	15,997,025
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
4,142,153 shares (cost $40,449,905)	38,729,133
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,298,181 shares (cost $64,143,193)	70,865,338
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,651,080 shares (cost $26,043,155)	25,450,373
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
159,934 shares (cost $2,291,956)	2,103,132
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
8,966,631 shares (cost $96,414,869)	117,911,201
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
7,286,497 shares (cost $73,793,326)	67,472,967
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
202,116,250 shares (cost $2,125,465,452)	2,182,855,497
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
254,832,227 shares (cost $2,607,713,143)	2,632,416,909
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
72,596,416 shares (cost $764,736,362)	723,060,306
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
252,576,053 shares (cost $2,625,294,557)	2,652,048,559
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,788,197 shares (cost $383,156,499)	354,524,124
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
77,893,822 shares (cost $828,447,513)	819,443,012
NVIT Core Bond Fund - Class I (NVCBD1)
326,741 shares (cost $3,591,192)	3,483,057
NVIT Core Bond Fund - Class II (NVCBD2)
9,047,540 shares (cost $98,751,134)	96,084,876
NVIT Core Plus Bond Fund - Class II (NVLCP2)
6,090,926 shares (cost $69,974,544)	67,609,273

NVIT Nationwide Fund - Class I (TRF)
7,453,895 shares (cost $77,578,665)	119,336,858
NVIT Nationwide Fund - Class II (TRF2)
6,964,573 shares (cost $62,658,033)	111,084,942
NVIT Government Bond Fund - Class I (GBF)
20,382,617 shares (cost $230,396,564)	218,501,651
NVIT International Index Fund - Class II (GVIX2)
69,006 shares (cost $607,005)	589,311
NVIT International Index Fund - Class VIII (GVIX8)
6,396,793 shares (cost $57,660,064)	54,372,741
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
13,982,250 shares (cost $137,739,757)	175,617,057
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
99,186,902 shares (cost $1,389,889,266)	1,499,705,963
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
85,667,478 shares (cost $1,284,054,441)	1,461,487,178
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
69,734,224 shares (cost $718,905,905)	692,460,844
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
189,333,822 shares (cost $2,124,941,113)	2,360,992,756
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
62,465,181 shares (cost $650,438,955)	819,543,174
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
74,250,570 shares (cost $787,095,659)	821,953,806
NVIT Mid Cap Index Fund - Class I (MCIF)
8,007,227 shares (cost $169,925,827)	194,095,180
NVIT Money Market Fund - Class I (SAM)
584,490,472 shares (cost $584,490,472)	584,490,472
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,337,357 shares (cost $27,456,868)	22,625,615
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
10,869,556 shares (cost $100,210,801)	104,891,212
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
312,378 shares (cost $3,435,057)	3,011,320
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,874,284 shares (cost $61,121,197)	56,334,380
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
767,680 shares (cost $9,195,583)	8,398,416
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,730,927 shares (cost $104,490,594)	105,580,562
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
393,838 shares (cost $4,304,204)	4,009,271
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
9,444,808 shares (cost $99,584,943)	95,487,010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,543,114 shares (cost $149,285,657)	157,607,175
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,697,019 shares (cost $120,782,490)	104,616,848
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
50,613 shares (cost $542,818)	537,000
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,007,540 shares (cost $272,768,695)	276,980,297
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
354,025 shares (cost $6,752,233)	5,515,713
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,994,703 shares (cost $35,625,308)	29,162,558
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,243,630 shares (cost $26,164,917)	33,385,217

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,996,157 shares (cost $41,599,717)	43,564,128
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,291,405 shares (cost $58,396,524)	70,666,475
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,175,505 shares (cost $42,070,294)	44,576,092
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,998,788 shares (cost $218,548,805)	219,108,933
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,298,343 shares (cost $138,766,453)	136,175,027
NVIT Large Cap Growth Fund - Class I (NVOLG1)
21,107,861 shares (cost $356,172,043)	335,826,076
NVIT Large Cap Growth Fund - Class II (NVOLG2)
15,720,041 shares (cost $274,228,186)	248,533,853
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,937,909 shares (cost $222,187,709)	201,120,589
Invesco NVIT Comstock Value Fund - Class I (EIF)
12,275 shares (cost $198,165)	215,663
Invesco NVIT Comstock Value Fund - Class II (EIF2)
9,393,402 shares (cost $111,135,080)	164,102,732
NVIT Real Estate Fund - Class I (NVRE1)
8,028,135 shares (cost $63,421,624)	50,577,253
NVIT Real Estate Fund - Class II (NVRE2)
15,092,432 shares (cost $116,362,958)	94,025,851
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
600,360 shares (cost $6,800,249)	7,018,209
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
328,811 shares (cost $3,712,817)	3,833,931
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
103,268,257 shares (cost $1,090,235,161)	1,047,140,131
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
51,823,841 shares (cost $546,234,463)	524,457,275
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
78,876,189 shares (cost $832,022,046)	832,143,797
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
38,262,147 shares (cost $403,106,754)	400,604,680
NVIT Small Cap Index Fund Class II (NVSIX2)
4,488,439 shares (cost $57,452,857)	55,881,061
NVIT S&P 500 Index Fund Class II (GVEX2)
28,140,600 shares (cost $396,551,976)	421,827,593
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
14,598,350 shares (cost $137,466,132)	138,538,345
Short Duration Bond Portfolio - I Class Shares (AMTB)
8,446,613 shares (cost $91,273,864)	88,858,367
International Portfolio - S Class Shares (AMINS)
8,848 shares (cost $94,841)	95,738
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
460 shares (cost $10,860)	10,395
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
115,177 shares (cost $2,540,035)	2,432,543
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
902 shares (cost $10,322)	13,753
Socially Responsive Portfolio - I Class Shares (AMSRS)
856,156 shares (cost $14,845,980)	19,323,449
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
1,049,022 shares (cost $12,024,818)	11,591,696
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
942,318 shares (cost $11,091,658)	10,224,145

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
738,753 shares (cost $8,844,303)	8,281,421
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
926,415 shares (cost $9,555,315)	9,542,078
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
11,062 shares (cost $120,409)	121,900
Real Return Portfolio - Advisor Class (PMVRA)
12,940 shares (cost $164,475)	158,778
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
51,366 shares (cost $615,142)	535,236
VPS Growth and Income Portfolio - Class B (ALVGIB)
162,953 shares (cost $3,363,405)	5,023,846
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
38,755 shares (cost $756,698)	786,329
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,499,325 shares (cost $106,304,277)	110,646,414
VP Balanced Fund - Class I (ACVB)
4,231,047 shares (cost $28,153,601)	29,490,395
VP Capital Appreciation Fund - Class I (ACVCA)
3,921 shares (cost $57,161)	54,817
VP Income & Growth Fund - Class I (ACVIG)
1,502,086 shares (cost $11,413,266)	13,999,441
VP Income & Growth Fund - Class II (ACVIG2)
367,040 shares (cost $2,949,371)	3,420,817
VP Inflation Protection Fund - Class II (ACVIP2)
21,765,496 shares (cost $239,790,755)	220,049,160
VP International Fund - Class I (ACVI)
639 shares (cost $6,724)	5,988
VP Mid Cap Value Fund - Class I (ACVMV1)
620,547 shares (cost $11,616,500)	13,099,753
VP Mid Cap Value Fund - Class II (ACVMV2)
8,530,565 shares (cost $148,432,265)	180,250,836
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,517,263 shares (cost $30,284,298)	30,360,434
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,726,070 shares (cost $69,398,780)	89,228,205
Appreciation Portfolio - Initial Shares (DCAP)
575,191 shares (cost $23,444,830)	23,588,600
Appreciation Portfolio - Service Shares (DCAPS)
2,386,082 shares (cost $98,707,941)	97,161,276
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
16,657 shares (cost $728,435)	799,719
Growth and Income Portfolio - Initial Shares (DGI)
449,400 shares (cost $9,957,138)	12,947,224
Managed Tail Risk Fund II: Service Shares (FCA2S)
126,230 shares (cost $740,601)	605,902
Quality Bond Fund II - Primary Shares (FQB)
575,202 shares (cost $6,496,332)	6,315,714
Quality Bond Fund II - Service Shares (FQBS)
1,710,902 shares (cost $19,140,607)	18,717,271
Equity-Income Portfolio - Initial Class (FEIP)
14,140,095 shares (cost $301,832,362)	310,657,896
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
379,153 shares (cost $3,787,063)	6,013,366
High Income Portfolio - Initial Class (FHIP)
8,792,790 shares (cost $47,973,160)	47,305,209
VIP Asset Manager Portfolio - Initial Class (FAMP)
6,694,217 shares (cost $97,932,556)	102,287,639

VIP Balanced Portfolio - Service Class 2 (FB2)
5,980,609 shares (cost $97,563,873)	98,141,792
VIP Energy Portfolio - Service Class 2 (FNRS2)
5,105,798 shares (cost $105,522,231)	105,281,554
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,899,204 shares (cost $277,631,542)	298,276,914
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
394,986 shares (cost $4,815,467)	4,854,376
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
19,254,118 shares (cost $217,407,657)	235,670,410
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
764,455 shares (cost $9,154,243)	9,578,621
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
35,417,223 shares (cost $383,813,392)	442,361,110
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
808,027 shares (cost $9,398,109)	10,286,186
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,659,164 shares (cost $58,971,773)	59,124,791
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
4,247,177 shares (cost $79,813,455)	83,839,269
VIP Growth Portfolio - Initial Class (FGP)
5,445,212 shares (cost $176,450,216)	322,955,512
VIP Growth Portfolio - Service Class 2 (FG2)
4,517,002 shares (cost $251,221,330)	263,973,611
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,138,992 shares (cost $14,654,546)	14,237,396
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
32,146,208 shares (cost $406,100,334)	396,684,213
VIP Mid Cap Portfolio - Service Class (FMCS)
538,909 shares (cost $17,645,664)	18,161,227
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,129,451 shares (cost $245,194,843)	268,515,782
VIP Overseas Portfolio - Initial Class (FOP)
2,924,465 shares (cost $56,418,597)	52,084,714
VIP Overseas Portfolio - Service Class 2 (FO2)
4,553,150 shares (cost $90,911,545)	80,363,096
VIP Value Strategies Portfolio - Service Class (FVSS)
288,137 shares (cost $3,236,949)	4,535,280
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
14,538 shares (cost $193,506)	199,177
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
772,175 shares (cost $8,843,188)	8,741,021
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
835 shares (cost $7,846)	7,617
International Growth Fund/VA - Service Shares (OVIGS)
16,119,649 shares (cost $38,107,698)	34,818,442
Capital Income Fund/VA - Non-Service Shares (OVMS)
1,984,898 shares (cost $28,438,792)	29,495,577
Core Bond Fund/VA - Non-Service Shares (OVB)
2,674,781 shares (cost $21,642,399)	20,515,573
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,567,122 shares (cost $123,519,113)	124,920,619
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,836,954 shares (cost $112,300,474)	98,272,087
International Growth Fund/VA - Non-Service Shares (OVIG)
282,299 shares (cost $650,756)	587,181
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
434,930 shares (cost $11,404,401)	12,356,367

Main Street Fund(R)/VA - Service Class (OVGIS)
7,205,737 shares (cost $161,861,266)	202,625,321
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
304,423 shares (cost $7,456,485)	7,330,511
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,036,795 shares (cost $94,417,300)	95,873,893
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
123,155 shares (cost $8,380,425)	8,947,220
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
372,851 shares (cost $1,922,228)	1,841,885
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,641,000 shares (cost $8,979,661)	8,319,871
All Asset Portfolio - Advisor Class (PMVAAD)
4,329,672 shares (cost $47,594,803)	43,816,281
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,906,350 shares (cost $20,018,978)	18,644,102
Low Duration Portfolio - Advisor Class (PMVLAD)
40,880,020 shares (cost $430,462,768)	418,611,401
Total Return Portfolio - Advisor Class (PMVTRD)
30,627,365 shares (cost $344,406,969)	325,875,159
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
9,431 shares (cost $98,338)	74,973
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
623,765 shares (cost $7,904,640)	7,846,964
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
43,156 shares (cost $323,441)	334,457
VT Growth & Income Fund: Class IB (PVGIB)
64,053 shares (cost $1,207,830)	1,664,725
VT Growth Opportunities Fund: Class IB (PVGOB)
131,718 shares (cost $1,010,889)	1,018,178
VT International Equity Fund: Class IB (PVTIGB)
130,227 shares (cost $1,589,041)	1,605,694
VI American Franchise Fund - Series II Shares (ACEG2)
75,102 shares (cost $3,921,724)	3,902,321
Diversified Stock Fund Class A Shares (VYDS)
14,386 shares (cost $141,930)	173,063
Small-Cap Portfolio - Investment Class (ROCSC)
40,345 shares (cost $431,982)	339,300
Variable Fund - Multi-Hedge Strategies (RVARS)
668,464 shares (cost $15,766,174)	16,009,707
Blue Chip Growth Portfolio - II (TRBCG2)
10 shares (cost $212)	226
Health Sciences Portfolio - II (TRHS2)
6,390,513 shares (cost $230,718,952)	213,315,309
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
1,848,849 shares (cost $36,567,409)	43,133,651
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
911,532 shares (cost $9,501,054)	7,401,641
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,456,290 shares (cost $18,378,531)	15,145,419
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
887,412 shares (cost $26,584,155)	21,422,129
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2,185,829 shares (cost $11,595,004)	11,054,174
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
376,354 shares (cost $2,009,971)	1,917,749
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
1,264,306 shares (cost $6,758,752)	6,633,689

Variable Insurance Portfolios - Asset Strategy (WRASP)
22,043,580 shares (cost $240,626,589)	177,318,558
Variable Insurance Portfolios - High Income (WRHIP)
26,083,563 shares (cost $97,833,262)	94,106,888
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,905,594 shares (cost $69,129,797)	65,172,927
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
10,100 shares (cost $55,390)	47,256
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
592,470 shares (cost $3,166,134)	2,905,059
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,863,818 shares (cost $31,660,879)	29,408,218
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
9,979,713 shares (cost $55,267,546)	51,268,778
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,333,745 shares (cost $7,268,670)	6,656,587
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
1,409 shares (cost $31,292)	36,518
Advantage VT Opportunity Fund - Class 2 (SVOF)
11,015 shares (cost $212,368)	271,729
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,230,678 shares (cost $77,694,252)	68,561,549
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
774 shares (cost $19,334)	16,541

Total Investments	$48,380,856,050

Accounts Receivable - VP International Fund - Class I (ACVI)	820
Accounts Receivable - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	188
Accounts Receivable - High-Income Bond Fund - Class 1 (AFHY)	1,236
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	2,496
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	85
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	51,444
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	243,165
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	6,367
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	1,359
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,374
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	92,739
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	172
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(27,087)
Accounts Payable - Appreciation Portfolio - Initial Shares (DCAP)	(12,631)
Accounts Payable - VIP Mid Cap Portfolio - Service Class (FMCS)	(7,120)
Accounts Payable - NVIT Emerging Markets Fund - Class I (GEM)	(2,685)
Accounts Payable - VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	(3)
Accounts Payable - Balanced Portfolio: Service Shares (JABS)	(33,006)
Accounts Payable - U.S. Real Estate Portfolio - Class II (MSVREB)	(1)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(57,917)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(2,447)
Accounts Payable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	(190)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(24,644)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(14,783)
Accounts Payable - Blue Chip Growth Portfolio – II (TRBCG2)	(226)
Accounts Payable - Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	(16)
Other Accounts Payable	(263,539)

$48,380,816,200

Contract Owners’ Equity:
Accumulation units	48,370,885,778
Contracts in payout (annuitization) period (note 1f)	9,930,422

Total Contract Owners’ Equity (note 5)	$48,380,816,200

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	HVSIT	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF
Reinvested dividends	$863,577,022	125,467	-	782	109,485	1,068	9,027	108,897
Mortality and expense risk charges (note 2)	(694,821,973)	(315,047)	(2,986)	(457)	(350,318)	(146)	(1,776)	(142,377)

Net investment income (loss)	168,755,049	(189,580)	(2,986)	325	(240,833)	922	7,251	(33,480)

Realized gain (loss) on investments	394,387,386	(855,877)	18,565	(831)	112,064	13,717	(4,745)	645,760
Change in unrealized gain (loss) on investments	(454,599,992)	(2,936,526)	(17,143)	3,683	393,087	2,007	10,550	(668,831)

Net gain (loss) on investments	(60,212,606)	(3,792,403)	1,422	2,852	505,151	15,724	5,805	(23,071)

Reinvested capital gains	2,459,945,835	5,814,485	-	21	4,249	-	3,121	937,493

Net increase (decrease) in contract owners’ equity resulting from operations	$2,568,488,278	1,832,502	(1,564)	3,198	268,567	16,646	16,177	880,942

Investment Activity:	AFHY	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM
Reinvested dividends	$51,086	9,875,817	11,798	451,876	2,072,890	2,247,313	4,347,452	827
Mortality and expense risk charges (note 2)	(10,367)	(11,617,352)	(9,689)	(143,027)	(1,740,034)	(1,865,748)	(6,063,711)	(65,085)

Net investment income (loss)	40,719	(1,741,535)	2,109	308,849	332,856	381,565	(1,716,259)	(64,258)

Realized gain (loss) on investments	(10,424)	4,442,015	3,529	(60,046)	4,261	(177,169)	(2,245,210)	-
Change in unrealized gain (loss) on investments	92,050	14,995,042	(18,946)	634,463	(1,236,130)	15,979,099	11,410,498	-

Net gain (loss) on investments	81,626	19,437,057	(15,417)	574,417	(1,231,869)	15,801,930	9,165,288	-

Reinvested capital gains	-	23,120,705	14,827	-	-	5,350,191	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$122,345	40,816,227	1,519	883,266	(899,013)	21,533,686	7,449,029	(64,258)

Investment Activity:	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	FTVIS2
Reinvested dividends	$10,672	227,794	4,279,489	2,438,499	493,865	1,127,222	10,710	11,602,353
Mortality and expense risk charges (note 2)	(2,868)	(601,104)	(2,833,049)	(2,039,716)	(496,720)	(530,482)	(3,711)	(3,858,274)

Net investment income (loss)	7,804	(373,310)	1,446,440	398,783	(2,855)	596,740	6,999	7,744,079

Realized gain (loss) on investments	11,570	(719,881)	8,904,453	8,200,215	2,249,864	(670,032)	12,132	3,017,875
Change in unrealized gain (loss) on investments	2,172	8,387,950	2,612,648	(547,935)	(2,840,763)	2,219,972	(483)	16,549,422

Net gain (loss) on investments	13,742	7,668,069	11,517,101	7,652,280	(590,899)	1,549,940	11,649	19,567,297

Reinvested capital gains	55,785	2,836,116	7,587,750	4,926,559	3,752,342	-	7,975	-

Net increase (decrease) in contract owners’ equity resulting from operations	$77,331	10,130,875	20,551,291	12,977,622	3,158,588	2,146,680	26,623	27,311,376

Investment Activity:	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2
Reinvested dividends	$537,178	801,529	13,071	79,739	803,507	-	3,459,332	16,255
Mortality and expense risk charges (note 2)	(571,893)	(1,452,935)	(3,197)	(145,181)	(600,585)	(1,867,129)	(1,473,704)	(2,114)

Net investment income (loss)	(34,715)	(651,406)	9,874	(65,442)	202,922	(1,867,129)	1,985,628	14,141

Realized gain (loss) on investments	1,555,875	5,673,558	(17,228)	(1,013,875)	(2,781,888)	(4,010,723)	(3,582,643)	(18,804)
Change in unrealized gain (loss) on investments	(974,910)	4,836,336	31,972	2,486,801	3,957,315	7,131,151	8,205,441	37,453

Net gain (loss) on investments	580,965	10,509,894	14,744	1,472,926	1,175,427	3,120,428	4,622,798	18,649

Reinvested capital gains	4,620,222	14,729,854	61,980	-	719,684	101,315	2,928,311	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,166,472	24,588,342	86,598	1,407,484	2,098,033	1,354,614	9,536,737	32,790

Investment Activity:	FTVHI2	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS
Reinvested dividends	$11,306	-	-	882	121,607	192,341	1,556	1,075,737
Mortality and expense risk charges (note 2)	(880)	(243,477)	(256,155)	(966)	(184,489)	(126,956)	(1,002)	(621,017)

Net investment income (loss)	10,426	(243,477)	(256,155)	(84)	(62,882)	65,385	554	454,720

Realized gain (loss) on investments	(2,995)	(328,293)	797,255	(1,884)	391,366	192,093	(2,997)	46,175
Change in unrealized gain (loss) on investments	17,650	1,160,804	(2,525,240)	22,808	657,946	(76,736)	6,531	(729,327)

Net gain (loss) on investments	14,655	832,511	(1,727,985)	20,924	1,049,312	115,357	3,534	(683,152)

Reinvested capital gains	-	969,162	1,739,001	-	727,954	143,752	16,802	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,081	1,558,196	(245,139)	20,840	1,714,384	324,494	20,890	(228,432)

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC
Reinvested dividends	$1,167,639	55,042	2,239,719	359,310	294,958	23,182	-	4,793
Mortality and expense risk charges (note 2)	(1,982,827)	(938,133)	(647,291)	(482,007)	(56,871)	(91,786)	(410,285)	(730)

Net investment income (loss)	(815,188)	(883,091)	1,592,428	(122,697)	238,087	(68,604)	(410,285)	4,063

Realized gain (loss) on investments	(1,094,409)	(211,774)	(8,609,147)	(1,309,702)	(20,538)	(109,363)	(1,074,907)	(5,371)
Change in unrealized gain (loss) on investments	(15,272,527)	5,069,743	1,656,141	5,253,077	(511,046)	(284,743)	2,026,483	12,019

Net gain (loss) on investments	(16,366,936)	4,857,969	(6,953,006)	3,943,375	(531,584)	(394,106)	951,576	6,648

Reinvested capital gains	17,371,993	2,126,440	1,277,125	-	42,909	701,323	1,260,284	3,044

Net increase (decrease) in contract owners’ equity resulting from operations	$189,869	6,101,318	(4,083,453)	3,820,678	(250,588)	238,613	1,801,575	13,755

Investment Activity:	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2
Reinvested dividends	$7,082,009	2,522,461	92,250	44,340	183,570	104,291	33,250	5,373
Mortality and expense risk charges (note 2)	(5,787,247)	(3,424,731)	(70,793)	(29,502)	(164,941)	(25,153)	(6,825)	(7,495)

Net investment income (loss)	1,294,762	(902,270)	21,457	14,838	18,629	79,138	26,425	(2,122)

Realized gain (loss) on investments	16,241,744	5,049,046	(49,992)	1,612	215,171	6,155	4,662	251
Change in unrealized gain (loss) on investments	(5,644,373)	(4,607,125)	(76,485)	79,878	240,125	77,589	24,366	4,677

Net gain (loss) on investments	10,597,371	441,921	(126,477)	81,490	455,296	83,744	29,028	4,928

Reinvested capital gains	31,270,320	5,100,115	267,440	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,162,453	4,639,766	162,420	96,328	473,925	162,882	55,453	2,806

Investment Activity:	MSVRE	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$371	38	1,772,410	-	1,051,052	3,680,767	109,772,467	55,731,481
Mortality and expense risk charges (note 2)	(403)	(47)	(1,363,700)	(11,636,179)	(595,215)	(2,391,780)	(84,545,988)	(31,987,961)

Net investment income (loss)	(32)	(9)	408,710	(11,636,179)	455,837	1,288,987	25,226,479	23,743,520

Realized gain (loss) on investments	1,301	157	(530,341)	(195,199)	797,967	2,261,107	14,746,963	8,722,404
Change in unrealized gain (loss) on investments	192	29	1,048,622	66,531,104	2,166,861	8,004,570	16,448,644	(25,182,335)

Net gain (loss) on investments	1,493	186	518,281	66,335,905	2,964,828	10,265,677	31,195,607	(16,459,931)

Reinvested capital gains	-	-	7,639,902	-	4,364,072	15,831,432	347,686,969	7,694,907

Net increase (decrease) in contract owners’ equity resulting from operations	$1,461	177	8,566,893	54,699,726	7,784,737	27,386,096	404,109,055	14,978,496

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6
Reinvested dividends	$3,842,662	929,840	28,604,380	3,984,347	68,469	385,519	356,436	749,308
Mortality and expense risk charges (note 2)	(3,930,238)	(6,486,210)	(35,547,292)	(1,134,987)	(109,972)	(776,234)	(225,090)	(606,851)

Net investment income (loss)	(87,576)	(5,556,370)	(6,942,912)	2,849,360	(41,503)	(390,715)	131,346	142,457

Realized gain (loss) on investments	9,480,510	9,536,982	38,043,268	(3,914,095)	(396,133)	(2,699,223)	(462,773)	143,621
Change in unrealized gain (loss) on investments	(37,020,712)	(61,254,146)	(147,452,882)	9,905,911	926,106	5,735,055	186,332	(602,833)

Net gain (loss) on investments	(27,540,202)	(51,717,164)	(109,409,614)	5,991,816	529,973	3,035,832	(276,441)	(459,212)

Reinvested capital gains	24,533,853	86,756,436	340,271,573	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,093,925)	29,482,902	223,919,047	8,841,176	488,470	2,645,117	(145,095)	(316,755)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$538,117	169,104	16,389	821,240	1,516,413	56,846,725	70,560,553	18,122,654
Mortality and expense risk charges (note 2)	(913,644)	(372,191)	(27,917)	(1,777,805)	(1,099,768)	(31,789,362)	(39,353,397)	(11,183,815)

Net investment income (loss)	(375,527)	(203,087)	(11,528)	(956,565)	416,645	25,057,363	31,207,156	6,938,839

Realized gain (loss) on investments	1,635,282	95,215	(51,451)	10,461,002	207,217	28,162,185	38,162,617	(2,367,910)
Change in unrealized gain (loss) on investments	3,271,494	1,582,050	10,537	(12,079,891)	(1,805,131)	(59,493,934)	(128,136,197)	(2,166,263)

Net gain (loss) on investments	4,906,776	1,677,265	(40,914)	(1,618,889)	(1,597,914)	(31,331,749)	(89,973,580)	(4,534,173)

Reinvested capital gains	3,293,419	1,197,666	211,717	11,920,463	5,384,382	102,592,055	203,418,155	19,745,565

Net increase (decrease) in contract owners’ equity resulting from operations	$7,824,668	2,671,844	159,275	9,345,009	4,203,113	96,317,669	144,651,731	22,150,231

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$70,729,031	9,105,395	21,262,502	108,090	2,738,194	1,928,132	1,647,919	1,256,426
Mortality and expense risk charges (note 2)	(39,673,541)	(5,528,487)	(12,233,252)	(47,066)	(1,458,445)	(1,024,431)	(1,545,090)	(1,676,660)

Net investment income (loss)	31,055,490	3,576,908	9,029,250	61,024	1,279,749	903,701	102,829	(420,234)

Realized gain (loss) on investments	35,750,699	3,486,766	6,102,786	10,735	220,201	(157,108)	3,934,928	12,720,531
Change in unrealized gain (loss) on investments	(115,104,841)	(16,475,654)	(12,282,810)	58,998	1,371,622	109,490	7,058,044	(2,458,379)

Net gain (loss) on investments	(79,354,142)	(12,988,888)	(6,180,024)	69,733	1,591,823	(47,618)	10,992,972	10,262,152

Reinvested capital gains	180,128,157	29,619,034	32,712,462	6,228	168,646	265,927	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$131,829,505	20,207,054	35,561,688	136,985	3,040,218	1,122,010	11,095,801	9,841,918

Investment Activity:	GBF	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$4,497,618	14,692	1,277,197	2,791,082	28,078,572	25,930,600	13,771,073	43,946,008
Mortality and expense risk charges (note 2)	(3,546,858)	(2,129)	(802,493)	(2,888,848)	(20,726,596)	(21,282,601)	(10,481,239)	(35,537,732)

Net investment income (loss)	950,760	12,563	474,704	(97,766)	7,351,976	4,647,999	3,289,834	8,408,276

Realized gain (loss) on investments	(3,800,037)	(11,811)	(284,916)	8,683,793	3,835,554	23,504,863	(659,347)	22,225,706
Change in unrealized gain (loss) on investments	1,598,835	11,004	(639,864)	(8,744,217)	21,735,444	1,058,936	1,660,280	(31,627,249)

Net gain (loss) on investments	(2,201,202)	(807)	(924,780)	(60,424)	25,570,998	24,563,799	1,000,933	(9,401,543)

Reinvested capital gains	-	-	-	13,024,614	33,730,951	56,678,929	14,531,324	128,451,854

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,250,442)	11,756	(450,076)	12,866,424	66,653,925	85,890,727	18,822,091	127,458,587

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2
Reinvested dividends	$14,258,193	15,817,818	2,154,393	33,053	346,849	1,349,714	91,358	1,440,332
Mortality and expense risk charges (note 2)	(12,317,881)	(12,146,409)	(2,506,933)	(8,848,877)	(323,589)	(1,705,817)	(40,386)	(835,269)

Net investment income (loss)	1,940,312	3,671,409	(352,540)	(8,815,824)	23,260	(356,103)	50,972	605,063

Realized gain (loss) on investments	(2,241,852)	(1,421,799)	6,612,039	70	(630,208)	2,775,791	(135,871)	(3,101,459)
Change in unrealized gain (loss) on investments	(5,810,385)	1,148,048	6,452,896	-	(762,957)	(9,431,479)	186,419	4,706,938

Net gain (loss) on investments	(8,052,237)	(273,751)	13,064,935	70	(1,393,165)	(6,655,688)	50,548	1,605,479

Reinvested capital gains	60,773,482	29,793,146	15,673,890	11,933	526,958	2,468,062	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$54,661,557	33,190,804	28,386,285	(8,803,821)	(842,947)	(4,543,729)	101,520	2,210,542

Investment Activity:	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$71,611	649,623	67,308	1,371,896	-	-	4,439	3,661,620
Mortality and expense risk charges (note 2)	(116,975)	(1,681,836)	(47,936)	(1,170,627)	(2,066,284)	(1,684,734)	(1,122)	(3,796,782)

Net investment income (loss)	(45,364)	(1,032,213)	19,372	201,269	(2,066,284)	(1,684,734)	3,317	(135,162)

Realized gain (loss) on investments	293,206	3,807,736	(163,306)	1,737,825	5,702,580	3,820,135	(15,247)	9,373,464
Change in unrealized gain (loss) on investments	(1,462,586)	(18,218,947)	244,262	316,330	(14,222,089)	(10,884,635)	24,970	7,027,811

Net gain (loss) on investments	(1,169,380)	(14,411,211)	80,956	2,054,155	(8,519,509)	(7,064,500)	9,723	16,401,275

Reinvested capital gains	1,282,059	15,670,880	376,324	7,811,646	17,985,176	12,826,085	26,166	23,525,402

Net increase (decrease) in contract owners’ equity resulting from operations	$67,315	227,456	476,652	10,067,070	7,399,383	4,076,851	39,206	39,791,515

Investment Activity:	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2
Reinvested dividends	$-	-	189,853	168,423	206,980	41,820	6,943,251	2,276,786
Mortality and expense risk charges (note 2)	(69,130)	(452,457)	(389,670)	(546,951)	(848,629)	(596,351)	(3,274,541)	(2,062,111)

Net investment income (loss)	(69,130)	(452,457)	(199,817)	(378,528)	(641,649)	(554,531)	3,668,710	214,675

Realized gain (loss) on investments	(134,522)	(2,333,898)	1,004,874	1,194,427	(1,146,451)	3,737,240	1,181,948	(119,458)
Change in unrealized gain (loss) on investments	(698,343)	(2,052,996)	2,854,353	3,526,694	4,730,980	(1,749,516)	9,535,654	1,034,238

Net gain (loss) on investments	(832,865)	(4,386,894)	3,859,227	4,721,121	3,584,529	1,987,724	10,717,602	914,780

Reinvested capital gains	1,166,798	6,597,062	2,953,890	3,596,504	9,770,772	6,362,174	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$264,803	1,757,711	6,613,300	7,939,097	12,713,652	7,795,367	14,386,312	1,129,455

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2	NVLM2
Reinvested dividends	$2,490,367	1,264,251	4,272,405	6,293	3,350,016	1,031,975	1,706,871	86,447
Mortality and expense risk charges (note 2)	(4,477,956)	(3,634,589)	(3,079,082)	(1,045)	(2,378,807)	(700,179)	(1,479,248)	(111,952)

Net investment income (loss)	(1,987,589)	(2,370,338)	1,193,323	5,248	971,209	331,796	227,623	(25,505)

Realized gain (loss) on investments	7,823,524	7,790,419	(6,410,621)	2,736	11,266,104	(2,102,637)	(6,783,748)	(24,449)
Change in unrealized gain (loss) on investments	(75,795,699)	(58,438,098)	1,441,431	30,165	10,351,430	616,200	3,592,754	439,528

Net gain (loss) on investments	(67,972,175)	(50,647,679)	(4,969,190)	32,901	21,617,534	(1,486,437)	(3,190,994)	415,079

Reinvested capital gains	77,242,966	57,481,396	3,010,072	-	-	4,223,345	7,810,764	86,751

Net increase (decrease) in contract owners’ equity resulting from operations	$7,283,202	4,463,379	(765,795)	38,149	22,588,743	3,068,704	4,847,393	476,325

Investment Activity:	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2
Reinvested dividends	$46,529	23,861,914	11,834,668	13,740,648	6,944,764	525,606	6,554,780	1,133,880
Mortality and expense risk charges (note 2)	(43,531)	(15,033,287)	(7,459,014)	(11,252,822)	(5,561,453)	(701,823)	(5,665,848)	(1,430,274)

Net investment income (loss)	2,998	8,828,627	4,375,654	2,487,826	1,383,311	(176,217)	888,932	(296,394)

Realized gain (loss) on investments	(12,612)	(4,186)	(83,337)	567,662	423,705	(982,152)	2,311,644	(101,549)
Change in unrealized gain (loss) on investments	234,243	37,323,703	14,720,774	37,570,315	13,850,661	3,435,833	23,238,514	1,768,818

Net gain (loss) on investments	221,631	37,319,517	14,637,437	38,137,977	14,274,366	2,453,681	25,550,158	1,667,269

Reinvested capital gains	31,013	-	1,105,900	-	-	5,953,461	6,637,887	1,465,616

Net increase (decrease) in contract owners’ equity resulting from operations	$255,642	46,148,144	20,118,991	40,625,803	15,657,677	8,230,925	33,076,977	2,836,491

Investment Activity:	AMTB	AMINS	AMCG	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4
Reinvested dividends	$1,118,222	615	-	-	98	130,871	109,156	136,643
Mortality and expense risk charges (note 2)	(1,477,395)	(2,122)	(174)	(39,904)	(177)	(272,000)	(205,895)	(168,185)

Net investment income (loss)	(359,173)	(1,507)	(174)	(39,904)	(79)	(141,129)	(96,739)	(31,542)

Realized gain (loss) on investments	(2,100,495)	(2,030)	(222)	(70,144)	202	2,173,810	(52,732)	(92,373)
Change in unrealized gain (loss) on investments	2,238,235	1,839	105	30,139	1,655	(1,205,183)	626,605	442,599

Net gain (loss) on investments	137,740	(191)	(117)	(40,005)	1,857	968,627	573,873	350,226

Reinvested capital gains	-	520	498	130,791	1,077	671,982	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(221,433)	(1,178)	207	50,882	2,855	1,499,480	477,134	318,684

Investment Activity:	NOTMG4	PMVSTA	PMVFHA	PMVRA	ALVBWB	ALVGIB	ALVSVA	ALVSVB
Reinvested dividends	$98,851	46,192	1,820	3,284	9,211	41,087	1,893	345,377
Mortality and expense risk charges (note 2)	(152,384)	(44,824)	(562)	(612)	(2,062)	(72,708)	(1,771)	(1,541,309)

Net investment income (loss)	(53,533)	1,368	1,258	2,672	7,149	(31,621)	122	(1,195,932)

Realized gain (loss) on investments	(83,272)	6,816	1,764	(1,085)	(2,635)	351,813	(9,282)	2,586,967
Change in unrealized gain (loss) on investments	485,890	(13,237)	3,983	4,872	(17,974)	(183,613)	85,016	13,240,775

Net gain (loss) on investments	402,618	(6,421)	5,747	3,787	(20,609)	168,200	75,734	15,827,742

Reinvested capital gains	-	41,994	453	-	34,097	305,098	17,789	5,678,716

Net increase (decrease) in contract owners’ equity resulting from operations	$349,085	36,941	7,458	6,459	20,637	441,677	93,645	20,310,526

Investment Activity:	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2
Reinvested dividends	$478,594	-	328,109	71,438	4,044,698	74	176,980	2,331,054
Mortality and expense risk charges (note 2)	(403,219)	(712)	(184,013)	(47,068)	(3,346,575)	(99)	(129,959)	(2,373,832)

Net investment income (loss)	75,375	(712)	144,096	24,370	698,123	(25)	47,021	(42,778)

Realized gain (loss) on investments	18,601	269	970,817	330,602	(2,890,727)	(171)	603,951	4,158,883
Change in unrealized gain (loss) on investments	168,467	(4,306)	206,566	(52,138)	6,658,465	(312)	900,493	18,160,704

Net gain (loss) on investments	187,068	(4,037)	1,177,383	278,464	3,767,738	(483)	1,504,444	22,319,587

Reinvested capital gains	1,367,577	5,741	262,169	64,550	1,639,559	-	420,724	6,532,819

Net increase (decrease) in contract owners’ equity resulting from operations	$1,630,020	992	1,583,648	367,384	6,105,420	(508)	1,972,189	28,809,628

Investment Activity:	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB
Reinvested dividends	$211,826	715,756	406,122	1,378,316	-	154,629	10,914	253,160
Mortality and expense risk charges (note 2)	(422,086)	(1,136,309)	(328,673)	(1,516,703)	(11,446)	(170,436)	(10,565)	(92,399)

Net investment income (loss)	(210,260)	(420,553)	77,449	(138,387)	(11,446)	(15,807)	349	160,761

Realized gain (loss) on investments	(621,993)	3,225,136	768,401	2,144,770	83,721	249,989	(32,737)	(36,280)
Change in unrealized gain (loss) on investments	2,514,192	7,494,776	(3,122,970)	(11,251,935)	(60,440)	(716,575)	(12,777)	57,456

Net gain (loss) on investments	1,892,199	10,719,912	(2,354,569)	(9,107,165)	23,281	(466,586)	(45,514)	21,176

Reinvested capital gains	1,771,461	6,785,156	3,802,682	14,948,478	76,350	1,514,239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,453,400	17,084,515	1,525,562	5,702,926	88,185	1,031,846	(45,165)	181,937

Investment Activity:	FQBS	FC2	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2
Reinvested dividends	$719,171	-	6,696,130	52,486	2,431,351	1,517,633	1,074,634	450,813
Mortality and expense risk charges (note 2)	(306,584)	-	(3,927,658)	(86,098)	(620,993)	(1,412,478)	(367,994)	(1,356,974)

Net investment income (loss)	412,587	-	2,768,472	(33,612)	1,810,358	105,155	706,640	(906,161)

Realized gain (loss) on investments	95,118	(20)	(9,488,260)	704,996	1,824,027	481,607	10,654	174,154
Change in unrealized gain (loss) on investments	(33,575)	-	32,964,682	(216,013)	2,090,642	(3,534,162)	577,919	24,132,408

Net gain (loss) on investments	61,543	(20)	23,476,422	488,983	3,914,669	(3,052,555)	588,573	24,306,562

Reinvested capital gains	-	-	19,084,179	-	-	4,683,835	38,775	-

Net increase (decrease) in contract owners’ equity resulting from operations	$474,130	(20)	45,329,073	455,371	5,725,027	1,736,435	1,333,988	23,400,401

Investment Activity:	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2
Reinvested dividends	$5,972,147	68,480	2,982,907	137,199	5,623,970	137,912	709,815	1,148,202
Mortality and expense risk charges (note 2)	(4,219,284)	(68,386)	(3,370,058)	(126,622)	(6,516,285)	(128,963)	(970,451)	(307,172)

Net investment income (loss)	1,752,863	94	(387,151)	10,577	(892,315)	8,949	(260,636)	841,030

Realized gain (loss) on investments	(3,076,011)	195,205	3,842,859	249,536	9,182,933	164,461	1,405,391	16,501
Change in unrealized gain (loss) on investments	24,579,660	(112,435)	(482,711)	(130,611)	(4,025,822)	(58,110)	(814,304)	4,025,814

Net gain (loss) on investments	21,503,649	82,770	3,360,148	118,925	5,157,111	106,351	591,087	4,042,315

Reinvested capital gains	17,609,015	126,437	5,110,333	314,764	14,214,693	385,128	2,371,567	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,865,527	209,301	8,083,330	444,266	18,479,489	500,428	2,702,018	4,883,345

Investment Activity:	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2
Reinvested dividends	$125,651	-	330,994	8,757,940	74,947	804,863	779,667	1,034,919
Mortality and expense risk charges (note 2)	(4,398,673)	(4,284,193)	(202,908)	(5,376,570)	(244,977)	(3,950,239)	(746,642)	(1,272,654)

Net investment income (loss)	(4,273,022)	(4,284,193)	128,086	3,381,370	(170,030)	(3,145,376)	33,025	(237,735)

Realized gain (loss) on investments	16,930,710	16,788,235	(63,681)	138,477	(162,950)	6,245,524	(1,768,131)	(1,194,090)
Change in unrealized gain (loss) on investments	(48,255,686)	(42,919,878)	437,157	4,079,123	944,907	5,839,661	(2,201,865)	(4,569,151)

Net gain (loss) on investments	(31,324,976)	(26,131,643)	373,476	4,217,600	781,957	12,085,185	(3,969,996)	(5,763,241)

Reinvested capital gains	32,918,908	26,433,334	7,506	159,486	1,214,252	16,287,717	92,405	143,989

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,679,090)	(3,982,502)	509,068	7,758,456	1,826,179	25,227,526	(3,844,566)	(5,856,987)

Investment Activity:	FVSS	GVSSCS	GVGMNS	GVSIA	OVIGS	OVMS	OVCAFS	OVB
Reinvested dividends	$45,319	1,634	24,254	154	260,397	721,102	-	833,035
Mortality and expense risk charges (note 2)	(59,448)	(502)	(137,824)	(29)	(517,627)	(404,717)	-	(301,774)

Net investment income (loss)	(14,129)	1,132	(113,570)	125	(257,230)	316,385	-	531,261

Realized gain (loss) on investments	329,306	(6,115)	(34,855)	-	(460,440)	(339,097)	(12)	(1,788,116)
Change in unrealized gain (loss) on investments	23,600	26,003	374,107	(98)	(1,341,672)	1,179,055	-	1,727,041

Net gain (loss) on investments	352,906	19,888	339,252	(98)	(1,802,112)	839,958	(12)	(61,075)

Reinvested capital gains	-	5,008	-	-	717,496	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,777	26,028	225,682	27	(1,341,846)	1,156,343	8	470,186

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,359,541	761,043	7,204	132,005	1,611,248	33,802	224,213	-
Mortality and expense risk charges (note 2)	(1,696,774)	(1,506,654)	(2,855)	(153,163)	(2,934,398)	(87,852)	(1,399,976)	(125,618)

Net investment income (loss)	(337,233)	(745,611)	4,349	(21,158)	(1,323,150)	(54,050)	(1,175,763)	(125,618)

Realized gain (loss) on investments	637,098	(2,454,535)	(30,169)	1,032,545	13,602,674	(386,061)	2,978,870	597,430
Change in unrealized gain (loss) on investments	(11,450,143)	(5,806,408)	(7,883)	(1,266,205)	(17,663,763)	1,221,333	7,995,475	(1,150,019)

Net gain (loss) on investments	(10,813,045)	(8,260,943)	(38,052)	(233,660)	(4,061,089)	835,272	10,974,345	(552,589)

Reinvested capital gains	8,617,596	6,747,665	15,325	1,403,124	22,474,084	250,595	3,451,561	736,944

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,532,682)	(2,258,889)	(18,378)	1,148,306	17,089,845	1,031,817	13,250,143	58,737

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$87,319	399,197	1,073,616	238,821	5,812,743	6,457,571	728	333,904
Mortality and expense risk charges (note 2)	(23,333)	(128,370)	(697,469)	(355,677)	(6,331,106)	(5,124,562)	(286)	(108,303)

Net investment income (loss)	63,986	270,827	376,147	(116,856)	(518,363)	1,333,009	442	225,601

Realized gain (loss) on investments	(57,186)	(250,735)	(1,253,885)	(1,653,999)	(924,259)	(1,858,001)	(5,958)	(131,516)
Change in unrealized gain (loss) on investments	78,989	388,386	5,262,887	1,614,844	486,725	3,563,617	15,905	445,758

Net gain (loss) on investments	21,803	137,651	4,009,002	(39,155)	(437,534)	1,705,616	9,947	314,242

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,789	408,478	4,385,149	(156,011)	(955,897)	3,038,625	10,389	539,843

Investment Activity:	PMVHYD	PVGIB	PVGOB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC
Reinvested dividends	$13,539	32,567	-	6,614	12,030	-	3,336	5,521
Mortality and expense risk charges (note 2)	(1,101)	(26,325)	(1,701)	(12,150)	(13,090)	(65,656)	(4,332)	(1,144)

Net investment income (loss)	12,438	6,242	(1,701)	(5,536)	(1,060)	(65,656)	(996)	4,377

Realized gain (loss) on investments	(149)	282,522	584	(20,924)	(156,782)	428,314	104,384	(37,684)
Change in unrealized gain (loss) on investments	15,888	(131,309)	7,288	20,611	114,687	(801,101)	(112,715)	31,066

Net gain (loss) on investments	15,739	151,213	7,872	(313)	(42,095)	(372,787)	(8,331)	(6,618)

Reinvested capital gains	-	57,514	-	-	41,692	397,799	14,326	54,581

Net increase (decrease) in contract owners’ equity resulting from operations	$28,177	214,969	6,171	(5,849)	(1,463)	(40,644)	4,999	52,340

Investment Activity:	RVARS	TRBCG2	TREI2	TRHS2	VWHAS	VWBF	VWEM	VWHA
Reinvested dividends	$16,272	-	126	-	101,547	-	80,722	81,676
Mortality and expense risk charges (note 2)	(268,283)	-	-	(3,746,067)	(562,138)	(104,286)	(219,717)	(276,819)

Net investment income (loss)	(252,011)	-	126	(3,746,067)	(460,591)	(104,286)	(138,995)	(195,143)

Realized gain (loss) on investments	114,785	206	167	19,930,511	(6,935,915)	(472,116)	(599,416)	(1,546,779)
Change in unrealized gain (loss) on investments	(210,701)	13	(3)	(52,424,848)	18,949,667	966,910	491,709	8,634,000

Net gain (loss) on investments	(95,916)	219	164	(32,494,337)	12,013,752	494,794	(107,707)	7,087,221

Reinvested capital gains	-	-	3	1,633,521	-	-	87,449	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(347,927)	219	293	(34,606,883)	11,553,161	390,508	(159,253)	6,892,078

Investment Activity:	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPAP	WRPCP
Reinvested dividends	$89,637	12,838	42,715	1,180,241	6,245,064	-	661	37,051
Mortality and expense risk charges (note 2)	(42,976)	(9,730)	(31,440)	(3,402,228)	(1,417,394)	(1,035,384)	(190)	(12,481)

Net investment income (loss)	46,661	3,108	11,275	(2,221,987)	4,827,670	(1,035,384)	471	24,570

Realized gain (loss) on investments	(37,839)	(7,299)	(19,258)	(12,202,647)	(3,043,953)	164,565	(79)	(93,770)
Change in unrealized gain (loss) on investments	(279,474)	(50,661)	(117,244)	4,931,900	9,676,013	186,565	(2,759)	(58,011)

Net gain (loss) on investments	(317,313)	(57,960)	(136,502)	(7,270,747)	6,632,060	351,130	(2,838)	(151,781)

Reinvested capital gains	491,661	73,390	250,048	-	-	3,555,019	4,334	199,303

Net increase (decrease) in contract owners’ equity resulting from operations	$221,009	18,538	124,821	(9,492,734)	11,459,730	2,870,765	1,967	72,092

Investment Activity:	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVOG2	WFVTRB
Reinvested dividends	$392,916	803,550	93,151	-	5,501	-	-	814
Mortality and expense risk charges (note 2)	(119,711)	(200,628)	(28,400)	(492)	(3,473)	(1,076,279)	(265)	(706)

Net investment income (loss)	273,205	602,922	64,751	(492)	2,028	(1,076,279)	(265)	108

Realized gain (loss) on investments	(177,850)	(84,947)	(57,194)	1,299	13,178	(5,095,775)	762	3,717
Change in unrealized gain (loss) on investments	(1,550,674)	(2,904,000)	(340,543)	(1,466)	(14,284)	3,353,810	(2,722)	193

Net gain (loss) on investments	(1,728,524)	(2,988,947)	(397,737)	(167)	(1,106)	(1,741,965)	(1,960)	3,910

Reinvested capital gains	2,373,487	4,399,437	522,163	2,696	27,312	6,502,685	916	-

Net increase (decrease) in contract owners’ equity resulting from operations	$918,168	2,013,412	189,177	2,037	28,234	3,684,441	(1,309)	4,018

Investment Activity:	CAF	CAF2
Reinvested dividends	$41,663	90,976
Mortality and expense risk charges (note 2)	(131,955)	(262,019)

Net investment income (loss)	(90,292)	(171,043)

Realized gain (loss) on investments	10,905,268	(8,595,081)
Change in unrealized gain (loss) on investments	(13,969,219)	126,132

Net gain (loss) on investments	(3,063,951)	(8,468,949)

Reinvested capital gains	2,877,890	7,989,427

Net increase (decrease) in contract owners’ equity resulting from operations	$(276,353)	(650,565)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-     II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		HVSIT		ALMCS		ALVDAA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$168,755,049	115,049,473	(189,580)	(257,307)	(2,986)	(5,421)	325	467
Realized gain (loss) on investments	394,387,386	715,046,581	(855,877)	2,529,167	18,565	76,986	(831)	(1,845)
Change in unrealized gain (loss) on investments	(454,599,992)	(3,888,840,243)	(2,936,526)	(7,547,045)	(17,143)	(84,847)	3,683	(2,427)
Reinvested capital gains	2,459,945,835	2,072,504,919	5,814,485	3,208,344	-	-	21	2,024

Net increase (decrease) in contract owners’ equity resulting from operations	2,568,488,278	(986,239,270)	1,832,502	(2,066,841)	(1,564)	(13,282)	3,198	(1,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,310,766,547	5,082,070,683	348,032	634,748	858	-	-	-
Transfers between funds	-	-	(798,742)	(9,820,125)	(73,261)	8,309	(38,520)	(2,278)
Redemptions (note 3)	(3,392,343,859)	(3,585,721,629)	(1,013,411)	(1,699,548)	(11,174)	(171,925)	-	(15,424)
Annuity benefits	(1,316,007)	(1,331,027)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(391,165,311)	(347,726,151)	(167,418)	(185,439)	(7)	(7)	-	-
Contingent deferred sales charges (note 2)	(17,157,826)	(17,474,670)	(8,459)	(26,287)	-	-	-	-
Adjustments to maintain reserves	(178,385)	(143,597)	(506)	(461)	8	(12)	1	-

Net equity transactions	508,605,159	1,129,673,609	(1,640,504)	(11,097,112)	(83,576)	(163,635)	(38,519)	(17,702)

Net change in contract owners’ equity	3,077,093,437	143,434,339	191,998	(13,163,953)	(85,140)	(176,917)	(35,321)	(19,483)
Contract owners’ equity beginning of period	45,303,722,763	45,160,288,424	20,959,247	34,123,200	339,556	516,473	92,651	112,134

Contract owners’ equity end of period	$48,380,816,200	45,303,722,763	21,151,245	20,959,247	254,416	339,556	57,330	92,651

CHANGES IN UNITS:
Beginning units	3,188,288,017	3,051,691,530	1,378,482	2,049,869	17,677	26,168	8,584	10,220
Units purchased	618,806,965	711,312,559	92,239	230,580	49	2,869	155	706
Units redeemed	(522,610,774)	(574,716,072)	(198,264)	(901,967)	(4,386)	(11,360)	(3,573)	(2,342)

Ending units	3,284,484,208	3,188,288,017	1,272,457	1,378,482	13,340	17,677	5,166	8,584

	ALVDAB		AAEIP3		ACVIP1		AFGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(240,833)	(230,514)	922	19	7,251	4,377	(33,480)	(64,850)
Realized gain (loss) on investments	112,064	132,065	13,717	-	(4,745)	(1,098)	645,760	650,422
Change in unrealized gain (loss) on investments	393,087	(1,035,108)	2,007	(463)	10,550	(9,401)	(668,831)	(2,487,967)
Reinvested capital gains	4,249	350,324	-	53	3,121	-	937,493	2,629,053

Net increase (decrease) in contract owners’ equity resulting from operations	268,567	(783,233)	16,646	(391)	16,177	(6,122)	880,942	726,658

Equity transactions:
Purchase payments received from contract owners (note 3)	229,154	5,515,671	8,118	2,444	118,313	128,175	13,226	14,160
Transfers between funds	(1,075,058)	(220,563)	(14,717)	-	7,957	10,742	(39,994)	10,166
Redemptions (note 3)	(1,228,165)	(760,450)	(256)	-	(20,763)	(28,128)	(1,291,571)	(1,816,653)
Annuity benefits	-	-	-	-	-	-	(870)	(878)
Contract maintenance charges (note 2)	(592)	(530)	-	-	(1,692)	(919)	(2,540)	(2,727)
Contingent deferred sales charges (note 2)	(17,684)	(8,756)	-	-	-	-	(150)	(19)
Adjustments to maintain reserves	(301)	(187)	(2)	(3)	(14)	-	750	719

Net equity transactions	(2,092,646)	4,525,185	(6,857)	2,441	103,801	109,870	(1,321,149)	(1,795,232)

Net change in contract owners’ equity	(1,824,079)	3,741,952	9,789	2,050	119,978	103,748	(440,207)	(1,068,574)
Contract owners’ equity beginning of period	19,589,104	15,847,152	2,050	-	302,685	198,937	11,534,835	12,603,409

Contract owners’ equity end of period	$17,765,025	19,589,104	11,839	2,050	422,663	302,685	11,094,628	11,534,835

CHANGES IN UNITS:
Beginning units	1,778,946	1,392,186	330	-	33,187	21,218	92,503	106,861
Units purchased	64,185	539,258	6,096	330	23,144	15,658	193	263
Units redeemed	(252,695)	(152,498)	(5,067)	-	(11,862)	(3,689)	(10,572)	(14,621)

Ending units	1,590,436	1,778,946	1,359	330	44,469	33,187	82,124	92,503

	AFHY		AVPAP2		AFGC		BRVHY3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,719	34,884	(1,741,535)	(565,967)	2,109	2,329	308,849	47,524
Realized gain (loss) on investments	(10,424)	(45,635)	4,442,015	7,780,829	3,529	10,994	(60,046)	(48,515)
Change in unrealized gain (loss) on investments	92,050	(48,675)	14,995,042	(43,936,816)	(18,946)	(14,714)	634,463	(262,579)
Reinvested capital gains	-	-	23,120,705	16,575,282	14,827	7,231	-	28,929

Net increase (decrease) in contract owners’ equity resulting from operations	122,345	(59,426)	40,816,227	(20,146,672)	1,519	5,840	883,266	(234,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,472	40,614	7,890,247	20,421,857	463	210	3,910,572	2,778,534
Transfers between funds	77,718	(471,760)	(18,598,173)	(19,731,320)	(9,983)	(28,467)	4,811,568	1,992,550
Redemptions (note 3)	(44,930)	(29,500)	(20,175,553)	(17,200,217)	(42,648)	(117,347)	(958,267)	(190,349)
Annuity benefits	(1,331)	(1,398)	-	-	(215)	(219)	-	-
Contract maintenance charges (note 2)	(342)	(327)	(9,841,122)	(9,503,264)	(505)	(472)	(348)	(16)
Contingent deferred sales charges (note 2)	-	-	(418,380)	(280,239)	-	-	(4,400)	(156)
Adjustments to maintain reserves	1,025	742	(365)	(193)	93	199	(622)	17

Net equity transactions	33,612	(461,629)	(41,143,346)	(26,293,376)	(52,795)	(146,096)	7,758,503	4,580,580

Net change in contract owners’ equity	155,957	(521,055)	(327,119)	(46,440,048)	(51,276)	(140,256)	8,641,769	4,345,939
Contract owners’ equity beginning of period	701,035	1,222,090	752,011,702	798,451,750	755,543	895,799	4,345,939	-

Contract owners’ equity end of period	$856,992	701,035	751,684,583	752,011,702	704,267	755,543	12,987,708	4,345,939

CHANGES IN UNITS:
Beginning units	13,269	21,295	63,474,141	65,640,615	21,051	25,113	472,591	-
Units purchased	2,941	11,704	1,686,087	3,691,213	660	436	1,251,185	581,963
Units redeemed	(2,250)	(19,730)	(5,100,864)	(5,857,687)	(2,112)	(4,498)	(452,903)	(109,372)

Ending units	13,960	13,269	60,059,364	63,474,141	19,599	21,051	1,270,873	472,591

	BRVTR3		BRVED3		MLVGA3		CHSMM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$332,856	23,521	381,565	126,042	(1,716,259)	(2,108,048)	(64,258)	(66,987)
Realized gain (loss) on investments	4,261	(3,441)	(177,169)	(65)	(2,245,210)	655,937	-	-
Change in unrealized gain (loss) on investments	(1,236,130)	(506,132)	15,979,099	(2,679,017)	11,410,498	(32,178,937)	-	-
Reinvested capital gains	-	-	5,350,191	2,897,235	-	22,883,409	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(899,013)	(486,052)	21,533,686	344,195	7,449,029	(10,747,639)	(64,258)	(66,987)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,172,479	50,598,529	103,168,418	54,368,736	22,272,574	65,201,116	143,557	15,302
Transfers between funds	8,501,969	10,836,899	7,950,601	6,408,426	(26,027,191)	6,223,813	(1,586,852)	1,773,387
Redemptions (note 3)	(2,176,660)	(389,397)	(2,410,677)	(282,084)	(25,360,239)	(21,327,070)	(2,002,524)	(1,563,248)
Annuity benefits	-	-	-	-	(4,885)	(2,368)	-	-
Contract maintenance charges (note 2)	(786,066)	(40,732)	(743,213)	(17,491)	(15,189)	(14,461)	(434)	(531)
Contingent deferred sales charges (note 2)	(31,017)	(2,840)	(35,981)	(23)	(84,210)	(61,964)	-	-
Adjustments to maintain reserves	(233)	(3)	(1,594)	(86)	(1,351)	(516)	48	37

Net equity transactions	101,680,472	61,002,456	107,927,554	60,477,478	(29,220,491)	50,018,550	(3,446,205)	224,947

Net change in contract owners’ equity	100,781,459	60,516,404	129,461,240	60,821,673	(21,771,462)	39,270,911	(3,510,463)	157,960
Contract owners’ equity beginning of period	60,516,404	-	60,821,673	-	376,020,365	336,749,454	9,048,033	8,890,073

Contract owners’ equity end of period	$161,297,863	60,516,404	190,282,913	60,821,673	354,248,903	376,020,365	5,537,570	9,048,033

CHANGES IN UNITS:
Beginning units	6,186,106	-	6,235,745	-	25,726,229	22,411,842	917,962	884,847
Units purchased	11,333,410	6,600,377	12,104,174	6,381,238	2,657,069	6,231,053	363,333	881,298
Units redeemed	(1,195,551)	(414,271)	(1,287,306)	(145,493)	(4,669,990)	(2,916,666)	(719,388)	(848,183)

Ending units	16,323,965	6,186,106	17,052,613	6,235,745	23,713,308	25,726,229	561,907	917,962

	DWVVLS		DWVSVS		DSIF		DSIFS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,804	7,532	(373,310)	(330,659)	1,446,440	1,086,845	398,783	64,712
Realized gain (loss) on investments	11,570	35,189	(719,881)	(512,105)	8,904,453	10,158,110	8,200,215	15,507,620
Change in unrealized gain (loss) on investments	2,172	(53,733)	8,387,950	(4,593,320)	2,612,648	(18,228,110)	(547,935)	(20,504,146)
Reinvested capital gains	55,785	-	2,836,116	2,936,934	7,587,750	6,578,081	4,926,559	4,349,725

Net increase (decrease) in contract owners’ equity resulting from operations	77,331	(11,012)	10,130,875	(2,499,150)	20,551,291	(405,074)	12,977,622	(582,089)

Equity transactions:
Purchase payments received from contract owners (note 3)	283,833	171,771	6,175,981	7,198,873	2,072,789	2,703,088	1,728,647	2,702,101
Transfers between funds	(72,012)	16,663	13,689,852	2,452,833	(1,943,821)	(1,325,531)	(4,072,800)	(14,067,032)
Redemptions (note 3)	(70,576)	(169,042)	(2,612,353)	(1,066,636)	(24,346,120)	(25,255,275)	(12,319,629)	(12,771,673)
Annuity benefits	-	-	(818)	-	(58,044)	(57,085)	(2,752)	(3,945)
Contract maintenance charges (note 2)	(2,734)	(2,004)	(105,946)	(83,101)	(93,795)	(98,603)	(462,266)	(473,454)
Contingent deferred sales charges (note 2)	-	-	(10,492)	(7,240)	(5,251)	(8,799)	(36,652)	(40,682)
Adjustments to maintain reserves	(35)	5	(1,200)	(442)	2,512	4,032	(7,814)	(1,087)

Net equity transactions	138,476	17,393	17,135,024	8,494,287	(24,371,730)	(24,038,173)	(15,173,266)	(24,655,772)

Net change in contract owners’ equity	215,807	6,381	27,265,899	5,995,137	(3,820,439)	(24,443,247)	(2,195,644)	(25,237,861)
Contract owners’ equity beginning of period	636,020	629,639	29,685,190	23,690,053	219,834,155	244,277,402	144,148,929	169,386,790

Contract owners’ equity end of period	$851,827	636,020	56,951,089	29,685,190	216,013,716	219,834,155	141,953,285	144,148,929

CHANGES IN UNITS:
Beginning units	48,681	47,661	2,546,750	1,869,070	4,605,478	5,106,390	6,053,900	7,085,178
Units purchased	19,884	18,577	2,196,506	1,313,331	111,474	141,754	681,206	828,516
Units redeemed	(11,297)	(17,557)	(954,131)	(635,651)	(611,353)	(642,666)	(1,286,685)	(1,859,794)

Ending units	57,268	48,681	3,789,125	2,546,750	4,105,599	4,605,478	5,448,421	6,053,900

	DSRG		ETVFR		FRESS2		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,855)	(112,435)	596,740	377,767	6,999	8,216	7,744,079	8,032,243
Realized gain (loss) on investments	2,249,864	2,721,538	(670,032)	(672,152)	12,132	27,094	3,017,875	(3,996,331)
Change in unrealized gain (loss) on investments	(2,840,763)	(10,242,321)	2,219,972	(608,286)	(483)	(27,809)	16,549,422	(26,859,534)
Reinvested capital gains	3,752,342	5,750,032	-	-	7,975	15,495	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,158,588	(1,883,186)	2,146,680	(902,671)	26,623	22,996	27,311,376	(22,823,622)

Equity transactions:
Purchase payments received from contract owners (note 3)	364,521	488,534	7,619,852	11,278,836	142,878	100,263	18,304,394	41,063,747
Transfers between funds	(909,932)	(385,690)	14,210,382	(2,205,009)	79,061	(47,574)	5,062,039	(23,975,908)
Redemptions (note 3)	(4,168,028)	(4,383,332)	(4,335,009)	(3,714,397)	(127,738)	(19,317)	(23,725,648)	(26,451,751)
Annuity benefits	(3,426)	(3,622)	-	-	-	-	(4,554)	(2,117)
Contract maintenance charges (note 2)	(24,050)	(26,036)	(1,492)	(693)	-	-	(15,144)	(16,340)
Contingent deferred sales charges (note 2)	(4,528)	(2,041)	(5,132)	(2,488)	-	-	(63,714)	(73,343)
Adjustments to maintain reserves	580	220	(233)	(294)	(21)	(4)	(547)	(839)

Net equity transactions	(4,744,863)	(4,311,967)	17,488,368	5,355,955	94,180	33,368	(443,174)	(9,456,551)

Net change in contract owners’ equity	(1,586,275)	(6,195,153)	19,635,048	4,453,284	120,803	56,364	26,868,202	(32,280,173)
Contract owners’ equity beginning of period	39,448,634	45,643,787	25,354,740	20,901,456	723,669	667,305	234,789,274	267,069,447

Contract owners’ equity end of period	$37,862,359	39,448,634	44,989,788	25,354,740	844,472	723,669	261,657,476	234,789,274

CHANGES IN UNITS:
Beginning units	1,041,694	1,151,261	2,619,558	2,099,789	60,710	57,644	17,158,069	17,836,972
Units purchased	12,085	29,633	4,482,578	4,752,421	27,340	25,512	3,406,636	4,066,418
Units redeemed	(136,360)	(139,200)	(2,774,328)	(4,232,652)	(20,492)	(22,446)	(3,445,934)	(4,745,321)

Ending units	917,419	1,041,694	4,327,808	2,619,558	67,558	60,710	17,118,771	17,158,069

	FTVRD2		FTVSV2		FTVMD2		FTVDM2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(34,715)	(28,031)	(651,406)	(958,931)	9,874	17,031	(65,442)	72,324
Realized gain (loss) on investments	1,555,875	2,971,639	5,673,558	13,281,310	(17,228)	(11,655)	(1,013,875)	(560,252)
Change in unrealized gain (loss) on investments	(974,910)	(10,169,658)	4,836,336	(37,857,141)	31,972	(81,647)	2,486,801	(3,736,734)
Reinvested capital gains	4,620,222	4,906,189	14,729,854	16,004,149	61,980	40,517	-	1,602,700

Net increase (decrease) in contract owners’ equity resulting from operations	5,166,472	(2,319,861)	24,588,342	(9,530,613)	86,598	(35,754)	1,407,484	(2,621,962)

Equity transactions:
Purchase payments received from contract owners (note 3)	402,420	206,051	752,242	1,107,123	85,527	202,765	80,362	135,641
Transfers between funds	(1,357,685)	(1,745,172)	(3,784,416)	(5,923,680)	30,223	(45,063)	(18,100)	(70,738)
Redemptions (note 3)	(6,356,081)	(7,605,699)	(10,579,925)	(15,094,445)	(63,949)	(21,486)	(1,163,459)	(1,894,330)
Annuity benefits	(5,964)	(5,973)	(4,359)	(4,626)	-	-	-	-
Contract maintenance charges (note 2)	(3,020)	(3,399)	(467,411)	(476,944)	(1,949)	(1,317)	(1,234)	(1,470)
Contingent deferred sales charges (note 2)	(5,007)	(2,535)	(13,097)	(37,846)	-	-	(1,833)	(1,012)
Adjustments to maintain reserves	(340)	(325)	(1,324)	(721)	(21)	(3)	(277)	(219)

Net equity transactions	(7,325,677)	(9,157,052)	(14,098,290)	(20,431,139)	49,831	134,896	(1,104,541)	(1,832,128)

Net change in contract owners’ equity	(2,159,205)	(11,476,913)	10,490,052	(29,961,752)	136,429	99,142	302,943	(4,454,090)
Contract owners’ equity beginning of period	39,684,634	51,161,547	96,754,259	126,716,011	642,479	543,337	9,684,196	14,138,286

Contract owners’ equity end of period	$37,525,429	39,684,634	107,244,311	96,754,259	778,908	642,479	9,987,139	9,684,196

CHANGES IN UNITS:
Beginning units	1,656,734	2,031,340	3,333,199	3,991,805	55,378	44,952	1,309,203	1,514,448
Units purchased	53,157	88,000	359,476	390,832	12,894	26,550	191,248	129,336
Units redeemed	(341,292)	(462,606)	(801,905)	(1,049,438)	(8,138)	(16,124)	(333,504)	(334,581)

Ending units	1,368,599	1,656,734	2,890,770	3,333,199	60,134	55,378	1,166,947	1,309,203

	TIF2		FTVGI2		FTVFA2		FTVSI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$202,922	901,725	(1,867,129)	8,548,836	1,985,628	1,219,115	14,141	30,746
Realized gain (loss) on investments	(2,781,888)	(2,424,260)	(4,010,723)	(1,723,042)	(3,582,643)	(732,121)	(18,804)	(12,973)
Change in unrealized gain (loss) on investments	3,957,315	(3,848,587)	7,131,151	(15,546,163)	8,205,441	(8,317,144)	37,453	(49,942)
Reinvested capital gains	719,684	1,741,755	101,315	692,286	2,928,311	153,150	-	8,696

Net increase (decrease) in contract owners’ equity resulting from operations	2,098,033	(3,629,367)	1,354,614	(8,028,083)	9,536,737	(7,677,000)	32,790	(23,473)

Equity transactions:
Purchase payments received from contract owners (note 3)	491,499	300,654	7,221,727	16,796,287	5,964,075	20,195,320	117,496	173,855
Transfers between funds	(904,538)	1,773,589	(5,141,298)	(7,541,777)	(4,602,763)	(8,013,588)	(8,448)	71,013
Redemptions (note 3)	(5,732,744)	(9,018,705)	(11,769,147)	(11,900,048)	(7,578,078)	(5,443,324)	(71,545)	(66,286)
Annuity benefits	(2,181)	(2,359)	(14,074)	(15,465)	(599)	(312)	-	-
Contract maintenance charges (note 2)	(159,505)	(176,076)	(8,741)	(8,862)	(3,975)	(3,835)	-	-
Contingent deferred sales charges (note 2)	(3,009)	(12,680)	(45,800)	(24,304)	(34,897)	(23,820)	-	-
Adjustments to maintain reserves	(546)	(455)	(794)	(752)	(677)	(409)	(13)	(9)

Net equity transactions	(6,311,024)	(7,136,032)	(9,758,127)	(2,694,921)	(6,256,914)	6,710,032	37,490	178,573

Net change in contract owners’ equity	(4,212,991)	(10,765,399)	(8,403,513)	(10,723,004)	3,279,823	(966,968)	70,280	155,100
Contract owners’ equity beginning of period	43,432,053	54,197,452	126,241,660	136,964,664	89,381,979	90,348,947	432,302	277,202

Contract owners’ equity end of period	$39,219,062	43,432,053	117,838,147	126,241,660	92,661,802	89,381,979	502,582	432,302

CHANGES IN UNITS:
Beginning units	2,173,064	2,504,890	13,724,392	14,019,187	7,830,285	7,315,810	44,614	27,378
Units purchased	174,690	433,757	2,260,091	2,691,249	824,785	1,945,190	13,422	24,194
Units redeemed	(490,514)	(765,583)	(3,342,146)	(2,986,044)	(1,362,809)	(1,430,715)	(9,787)	(6,958)

Ending units	1,857,240	2,173,064	12,642,337	13,724,392	7,292,261	7,830,285	48,249	44,614

	FTVHI2		IVMCC2		IVKMG2		IVBRA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,426	5,523	(243,477)	(238,698)	(256,155)	(314,142)	(84)	7,328
Realized gain (loss) on investments	(2,995)	(9,374)	(328,293)	(112,118)	797,255	1,832,658	(1,884)	(1,749)
Change in unrealized gain (loss) on investments	17,650	(5,719)	1,160,804	(2,104,904)	(2,525,240)	(2,946,201)	22,808	(31,594)
Reinvested capital gains	-	-	969,162	1,515,376	1,739,001	1,477,223	-	17,239

Net increase (decrease) in contract owners’ equity resulting from operations	25,081	(9,570)	1,558,196	(940,344)	(245,139)	49,538	20,840	(8,776)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,924	37,176	188,221	2,400,024	133,221	90,731	2,199	13,169
Transfers between funds	13,380	(439,126)	(564,689)	1,041,590	(1,346,927)	267,966	(1,098)	1,338
Redemptions (note 3)	(2,749)	(20,088)	(873,947)	(525,771)	(1,699,972)	(2,563,984)	(6,599)	(21,255)
Annuity benefits	-	-	(3,247)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(67,333)	(61,613)	(110,807)	(123,226)	-	(48)
Contingent deferred sales charges (note 2)	-	-	(5,890)	(3,957)	(4,480)	(4,891)	-	-
Adjustments to maintain reserves	(19)	(1)	(101)	(324)	(385)	(369)	(12)	(3)

Net equity transactions	26,536	(422,039)	(1,326,986)	2,849,949	(3,029,350)	(2,333,773)	(5,510)	(6,799)

Net change in contract owners’ equity	51,617	(431,609)	231,210	1,909,605	(3,274,489)	(2,284,235)	15,330	(15,575)
Contract owners’ equity beginning of period	155,574	587,183	14,556,079	12,646,474	19,254,944	21,539,179	194,273	209,848

Contract owners’ equity end of period	$207,191	155,574	14,787,289	14,556,079	15,980,455	19,254,944	209,603	194,273

CHANGES IN UNITS:
Beginning units	16,935	57,693	1,203,449	984,626	1,392,724	1,552,810	19,487	20,089
Units purchased	4,508	50,660	48,740	463,187	87,022	288,716	215	1,483
Units redeemed	(2,046)	(91,418)	(157,004)	(244,364)	(312,133)	(448,802)	(776)	(2,085)

Ending units	19,397	16,935	1,095,185	1,203,449	1,167,613	1,392,724	18,926	19,487

	JPMMV1		JABS		JAMGS		JAFBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(62,882)	(51,037)	65,385	28,908	554	679	454,720	74,369
Realized gain (loss) on investments	391,366	1,604,526	192,093	387,316	(2,997)	1,739	46,175	(14,276)
Change in unrealized gain (loss) on investments	657,946	(3,370,731)	(76,736)	(823,604)	6,531	(21,154)	(729,327)	(270,325)
Reinvested capital gains	727,954	1,247,580	143,752	321,432	16,802	20,676	-	5,357

Net increase (decrease) in contract owners’ equity resulting from operations	1,714,384	(569,662)	324,494	(85,948)	20,890	1,940	(228,432)	(204,875)

Equity transactions:
Purchase payments received from contract owners (note 3)	306,801	356,973	211,314	21,777	49,922	65,571	13,411,000	8,267,208
Transfers between funds	1,219,276	(223,459)	(227,143)	852	(86,645)	51,815	18,294,795	11,109,919
Redemptions (note 3)	(1,756,635)	(2,222,300)	(1,090,530)	(1,052,567)	(10,327)	(1,501)	(2,185,572)	(387,647)
Annuity benefits	-	-	(3,064)	(11,808)	-	-	-	-
Contract maintenance charges (note 2)	(4,194)	(4,278)	(516)	(544)	(171)	(163)	(243,155)	(28,558)
Contingent deferred sales charges (note 2)	(215)	(3,166)	(1)	(66)	-	-	(22,925)	(3,484)
Adjustments to maintain reserves	(156)	(84)	(34,195)	3,415	(9)	(12)	(371)	(105)

Net equity transactions	(235,123)	(2,096,314)	(1,144,135)	(1,038,941)	(47,230)	115,710	29,253,772	18,957,333

Net change in contract owners’ equity	1,479,261	(2,665,976)	(819,641)	(1,124,889)	(26,340)	117,650	29,025,340	18,752,458
Contract owners’ equity beginning of period	13,376,443	16,042,419	10,159,248	11,284,137	249,785	132,135	18,752,458	-

Contract owners’ equity end of period	$14,855,704	13,376,443	9,339,607	10,159,248	223,445	249,785	47,777,798	18,752,458

CHANGES IN UNITS:
Beginning units	546,122	629,150	437,539	481,380	17,758	9,705	1,919,575	-
Units purchased	111,263	154,953	60,053	30,422	3,391	9,140	4,210,570	2,200,965
Units redeemed	(121,439)	(237,981)	(105,222)	(74,263)	(6,921)	(1,087)	(1,271,141)	(281,390)

Ending units	535,946	546,122	392,370	437,539	14,228	17,758	4,859,004	1,919,575

	JACAS		JAGTS		JAIGS		LZREMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(815,188)	(415,820)	(883,091)	(348,038)	1,592,428	(546,913)	(122,697)	(60,692)
Realized gain (loss) on investments	(1,094,409)	4,981,707	(211,774)	1,959,801	(8,609,147)	(4,817,366)	(1,309,702)	(1,396,345)
Change in unrealized gain (loss) on investments	(15,272,527)	(18,298,004)	5,069,743	(6,872,347)	1,656,141	(2,113,532)	5,253,077	(2,683,319)
Reinvested capital gains	17,371,993	28,173,307	2,126,440	6,037,314	1,277,125	1,715,089	-	46,452

Net increase (decrease) in contract owners’ equity resulting from operations	189,869	14,441,190	6,101,318	776,730	(4,083,453)	(5,762,722)	3,820,678	(4,093,904)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,568,392	1,919,469	8,152,743	10,982,788	1,419,251	5,001,354	6,369,977	7,892,395
Transfers between funds	(10,778,063)	(4,828,833)	3,725,483	12,129,555	(2,816,761)	(4,906,377)	12,272,295	218,487
Redemptions (note 3)	(12,609,433)	(13,087,193)	(6,954,868)	(2,990,022)	(6,349,418)	(6,799,526)	(3,336,804)	(698,512)
Annuity benefits	-	-	(629)	(628)	(8,998)	(11,126)	-	-
Contract maintenance charges (note 2)	(649,700)	(685,614)	(4,952)	(4,324)	(9,214)	(10,785)	(1,233)	(501)
Contingent deferred sales charges (note 2)	(35,687)	(56,286)	(19,766)	(11,954)	(29,854)	(15,139)	(45,990)	(2,715)
Adjustments to maintain reserves	(6,862)	(1,284)	(660)	(367)	(694)	(602)	(416)	(164)

Net equity transactions	(22,511,353)	(16,739,741)	4,897,351	20,105,048	(7,795,688)	(6,742,201)	15,257,829	7,408,990

Net change in contract owners’ equity	(22,321,484)	(2,298,551)	10,998,669	20,881,778	(11,879,141)	(12,504,923)	19,078,507	3,315,086
Contract owners’ equity beginning of period	147,326,695	149,625,246	57,807,055	36,925,277	51,258,995	63,763,918	16,012,703	12,697,617

Contract owners’ equity end of period	$125,005,211	147,326,695	68,805,724	57,807,055	39,379,854	51,258,995	35,091,210	16,012,703

CHANGES IN UNITS:
Beginning units	5,899,324	6,633,166	4,891,607	3,355,733	2,950,471	3,311,550	2,211,426	1,378,884
Units purchased	595,935	980,914	2,487,611	2,998,959	405,572	667,863	3,408,513	1,744,146
Units redeemed	(1,460,141)	(1,714,756)	(2,283,356)	(1,463,085)	(928,622)	(1,028,942)	(1,532,608)	(911,604)

Ending units	5,035,118	5,899,324	5,095,862	4,891,607	2,427,421	2,950,471	4,087,331	2,211,426

	LOVTRC		M2IGSS		MNDSC		MVUSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$238,087	-	(68,604)	(46,083)	(410,285)	(397,079)	4,063	5,005
Realized gain (loss) on investments	(20,538)	-	(109,363)	(41,580)	(1,074,907)	(346,348)	(5,371)	1,200
Change in unrealized gain (loss) on investments	(511,046)	-	(284,743)	(477,426)	2,026,483	(1,114,993)	12,019	(39,513)
Reinvested capital gains	42,909	-	701,323	388,726	1,260,284	803,316	3,044	10,068

Net increase (decrease) in contract owners’ equity resulting from operations	(250,588)	-	238,613	(176,363)	1,801,575	(1,055,104)	13,755	(23,240)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,435,799	-	100,235	5,202	3,033,973	4,989,780	12,030	30,063
Transfers between funds	6,343,978	-	317,553	7,164,231	(1,148,923)	(120,038)	553	27,965
Redemptions (note 3)	(221,207)	-	(713,127)	(835,497)	(1,323,850)	(1,402,985)	(11,549)	(13,325)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,429)	-	(586)	(497)	(76,678)	(67,599)	-	-
Contingent deferred sales charges (note 2)	(1,290)	-	(78)	(574)	(7,617)	(12,114)	-	-
Adjustments to maintain reserves	(29)	-	(128)	(116)	(511)	(424)	(13)	1

Net equity transactions	11,545,822	-	(296,131)	6,332,749	476,394	3,386,620	1,021	44,704

Net change in contract owners’ equity	11,295,234	-	(57,518)	6,156,386	2,277,969	2,331,516	14,776	21,464
Contract owners’ equity beginning of period	-	-	6,156,386	-	23,951,034	21,619,518	134,024	112,560

Contract owners’ equity end of period	$11,295,234	-	6,098,868	6,156,386	26,229,003	23,951,034	148,800	134,024

CHANGES IN UNITS:
Beginning units	-	-	633,135	-	1,931,535	1,676,490	13,406	9,548
Units purchased	1,404,911	-	88,915	754,465	467,281	703,127	2,131	5,061
Units redeemed	(270,799)	-	(120,431)	(121,330)	(423,025)	(448,082)	(2,085)	(1,203)

Ending units	1,134,112	-	601,619	633,135	1,975,791	1,931,535	13,452	13,406

	MVFSC		MVIVSC		MSGI2		MSVFI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,294,762	1,928,324	(902,270)	504,121	21,457	(142)	14,838	53,723
Realized gain (loss) on investments	16,241,744	21,261,691	5,049,046	4,481,833	(49,992)	(18,215)	1,612	2,991
Change in unrealized gain (loss) on investments	(5,644,373)	(53,561,941)	(4,607,125)	166,288	(76,485)	(178,655)	79,878	(102,658)
Reinvested capital gains	31,270,320	21,634,866	5,100,115	2,075,885	267,440	55,067	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,162,453	(8,737,060)	4,639,766	7,228,127	162,420	(141,945)	96,328	(45,944)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,888,706	24,319,241	21,546,028	26,886,356	2,017,215	1,285,143	15,264	45,962
Transfers between funds	9,002,469	(900,509)	4,768,311	18,641,060	5,893,493	155,482	305,945	(296,847)
Redemptions (note 3)	(32,213,522)	(38,671,451)	(13,828,503)	(11,897,161)	(378,120)	(27,444)	(302,215)	(196,378)
Annuity benefits	(15,653)	(15,395)	(1,453)	(336)	-	-	-	-
Contract maintenance charges (note 2)	(2,026,270)	(1,923,396)	(1,253,142)	(1,144,120)	(270)	(1)	(407)	(442)
Contingent deferred sales charges (note 2)	(86,506)	(89,070)	(60,761)	(97,586)	(2,635)	-	(72)	(3)
Adjustments to maintain reserves	(1,052)	(1,081)	(1,315)	(813)	(136)	(30)	(44)	(43)

Net equity transactions	(5,451,828)	(17,281,661)	11,169,165	32,387,400	7,529,547	1,413,150	18,471	(447,751)

Net change in contract owners’ equity	37,710,625	(26,018,721)	15,808,931	39,615,527	7,691,967	1,271,205	114,799	(493,695)
Contract owners’ equity beginning of period	358,674,982	384,693,703	208,373,123	168,757,596	1,271,205	-	2,069,088	2,562,783

Contract owners’ equity end of period	$396,385,607	358,674,982	224,182,054	208,373,123	8,963,172	1,271,205	2,183,887	2,069,088

CHANGES IN UNITS:
Beginning units	13,646,938	14,263,480	13,447,782	11,397,673	154,932	-	163,055	197,375
Units purchased	2,415,827	2,628,868	3,303,139	4,830,397	1,215,315	164,907	71,161	58,510
Units redeemed	(2,575,091)	(3,245,410)	(2,606,562)	(2,780,288)	(405,518)	(9,975)	(69,860)	(92,830)

Ending units	13,487,674	13,646,938	14,144,359	13,447,782	964,729	154,932	164,356	163,055

	MSVF2		MSEM		MSEMB		VKVGR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18,629	220,741	79,138	82,721	26,425	34,160	(2,122)	(20)
Realized gain (loss) on investments	215,171	482,248	6,155	(25,901)	4,662	(9,702)	251	8,790
Change in unrealized gain (loss) on investments	240,125	(997,854)	77,589	(105,836)	24,366	(41,147)	4,677	(19,965)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,925	(294,865)	162,882	(49,016)	55,453	(16,689)	2,806	(11,195)

Equity transactions:
Purchase payments received from contract owners (note 3)	367,966	75,743	-	-	-	28,894	537	19,078
Transfers between funds	(260,489)	(708,963)	(87,113)	(98,343)	542	(11,032)	51,186	168,270
Redemptions (note 3)	(1,496,416)	(2,513,046)	(130,850)	(220,397)	(55,217)	(215,868)	(20,662)	(48,608)
Annuity benefits	(1,096)	(1,576)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20,163)	(21,293)	(1,032)	(1,112)	(86)	(87)	(6)	(5)
Contingent deferred sales charges (note 2)	(817)	(1,611)	(76)	(83)	-	-	-	-
Adjustments to maintain reserves	(208)	(244)	(56)	(126)	(62)	(22)	(5)	(36)

Net equity transactions	(1,411,223)	(3,170,990)	(219,127)	(320,061)	(54,823)	(198,115)	31,050	138,699

Net change in contract owners’ equity	(937,298)	(3,465,855)	(56,245)	(369,077)	630	(214,804)	33,856	127,504
Contract owners’ equity beginning of period	11,553,177	15,019,032	1,845,745	2,214,822	601,037	815,841	402,676	275,172

Contract owners’ equity end of period	$10,615,879	11,553,177	1,789,500	1,845,745	601,667	601,037	436,532	402,676

CHANGES IN UNITS:
Beginning units	908,448	1,156,982	72,640	85,072	37,621	44,687	38,899	25,692
Units purchased	122,940	136,267	-	-	949	4,203	6,267	32,099
Units redeemed	(231,845)	(384,801)	(8,077)	(12,432)	(4,035)	(11,269)	(3,596)	(18,892)

Ending units	799,543	908,448	64,563	72,640	34,535	37,621	41,570	38,899

	MSVRE		MSVREB		NAMGI2		NAMAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(32)	(22)	(9)	(6)	408,710	513,032	(11,636,179)	3,930,020
Realized gain (loss) on investments	1,301	1,183	157	134	(530,341)	42,596	(195,199)	(16,148)
Change in unrealized gain (loss) on investments	192	(903)	29	(113)	1,048,622	(7,148,929)	66,531,104	(31,990,949)
Reinvested capital gains	-	-	-	-	7,639,902	5,389,473	-	9,981,435

Net increase (decrease) in contract owners’ equity resulting from operations	1,461	258	177	15	8,566,893	(1,203,828)	54,699,726	(18,095,642)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,109)	-	-	-	79,822,242	38,623,737	335,165,189	403,529,057
Transfers between funds	-	-	-	-	(7,716,137)	6,381,172	28,328,045	30,522,009
Redemptions (note 3)	1,109	-	-	-	(2,279,093)	(982,118)	(16,670,751)	(5,423,160)
Annuity benefits	(3,189)	(3,153)	(553)	(564)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(623,199)	(222,363)	(7,968,034)	(2,467,981)
Contingent deferred sales charges (note 2)	-	-	-	-	(31,665)	(17,887)	(275,491)	(109,268)
Adjustments to maintain reserves	1,057	888	3	23	(310)	(126)	(234)	(328)

Net equity transactions	(2,132)	(2,265)	(550)	(541)	69,171,838	43,782,415	338,578,724	426,050,329

Net change in contract owners’ equity	(671)	(2,007)	(373)	(526)	77,738,731	42,578,587	393,278,450	407,954,687
Contract owners’ equity beginning of period	29,020	31,027	3,555	4,081	64,293,500	21,714,913	594,463,401	186,508,714

Contract owners’ equity end of period	$28,349	29,020	3,182	3,555	142,032,231	64,293,500	987,741,851	594,463,401

CHANGES IN UNITS:
Beginning units	-	-	-	-	6,439,133	2,143,787	62,152,068	18,774,801
Units purchased	-	-	-	-	8,015,208	4,721,067	39,646,036	46,204,710
Units redeemed	-	-	-	-	(1,359,239)	(425,721)	(5,246,299)	(2,827,443)

Ending units	-	-	-	-	13,095,102	6,439,133	96,551,805	62,152,068

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$455,837	491,638	1,288,987	1,138,665	25,226,479	(4,354,741)	23,743,520	(2,100,870)
Realized gain (loss) on investments	797,967	2,028,457	2,261,107	5,596,414	14,746,963	18,470,222	8,722,404	2,330,621
Change in unrealized gain (loss) on investments	2,166,861	(11,555,231)	8,004,570	(37,337,540)	16,448,644	(283,948,301)	(25,182,335)	(35,933,450)
Reinvested capital gains	4,364,072	6,180,911	15,831,432	20,754,318	347,686,969	239,162,576	7,694,907	825,067

Net increase (decrease) in contract owners’ equity resulting from operations	7,784,737	(2,854,225)	27,386,096	(9,848,143)	404,109,055	(30,670,244)	14,978,496	(34,878,632)

Equity transactions:
Purchase payments received from contract owners (note 3)	643,862	506,952	11,302,317	12,560,708	439,925,786	456,899,566	409,489,117	321,528,345
Transfers between funds	624,172	(2,109,868)	8,509,725	(6,301,439)	98,668,652	37,787,074	44,512,087	44,687,395
Redemptions (note 3)	(6,314,537)	(6,684,637)	(15,355,177)	(18,634,809)	(328,189,173)	(295,598,804)	(112,874,001)	(106,974,492)
Annuity benefits	(4,531)	(4,540)	(23,322)	(23,507)	(15,163)	(10,194)	(44,750)	(46,448)
Contract maintenance charges (note 2)	(16,770)	(18,230)	(818,960)	(784,339)	(57,578,466)	(52,452,380)	(22,806,370)	(18,960,382)
Contingent deferred sales charges (note 2)	(1,307)	(4,105)	(37,607)	(68,472)	(1,994,580)	(2,208,153)	(1,059,401)	(1,116,168)
Adjustments to maintain reserves	3,434	(2,431)	(1,267)	(1,149)	(1,718)	(8,641)	8,769	(389)

Net equity transactions	(5,065,677)	(8,316,859)	3,575,709	(13,253,007)	150,815,338	144,408,468	317,225,451	239,117,861

Net change in contract owners’ equity	2,719,060	(11,171,084)	30,961,805	(23,101,150)	554,924,393	113,738,224	332,203,947	204,239,229
Contract owners’ equity beginning of period	45,028,179	56,199,263	154,500,081	177,601,231	5,391,210,945	5,277,472,721	1,966,107,791	1,761,868,562

Contract owners’ equity end of period	$47,747,239	45,028,179	185,461,886	154,500,081	5,946,135,338	5,391,210,945	2,298,311,738	1,966,107,791

CHANGES IN UNITS:
Beginning units	2,093,055	2,467,526	7,354,304	7,970,170	375,976,645	366,259,790	172,807,397	152,420,112
Units purchased	112,845	60,845	1,753,865	1,517,382	49,534,670	48,475,654	47,800,368	40,869,819
Units redeemed	(338,770)	(435,316)	(1,643,885)	(2,133,248)	(39,604,964)	(38,758,799)	(21,242,862)	(20,482,534)

Ending units	1,867,130	2,093,055	7,464,284	7,354,304	385,906,351	375,976,645	199,364,903	172,807,397

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(87,576)	(2,259,956)	(5,556,370)	(3,392,216)	(6,942,912)	(14,159,163)	2,849,360	2,461,920
Realized gain (loss) on investments	9,480,510	6,575,786	9,536,982	4,309,748	38,043,268	48,687,860	(3,914,095)	(1,533,306)
Change in unrealized gain (loss) on investments	(37,020,712)	(16,328,118)	(61,254,146)	5,961,159	(147,452,882)	(190,942,620)	9,905,911	(4,392,847)
Reinvested capital gains	24,533,853	22,947,058	86,756,436	10,724,594	340,271,573	145,358,132	-	628,292

Net increase (decrease) in contract owners’ equity resulting from operations	(3,093,925)	10,934,770	29,482,902	17,603,285	223,919,047	(11,055,791)	8,841,176	(2,835,941)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,522,797	31,398,158	41,298,095	62,916,921	375,324,250	353,056,409	3,900,472	5,661,628
Transfers between funds	(5,591,398)	13,752,835	(17,031,101)	(1,638,902)	(24,673,852)	(47,971,793)	6,062,951	2,343,793
Redemptions (note 3)	(16,239,920)	(16,690,764)	(27,501,235)	(28,646,160)	(125,322,795)	(114,274,572)	(8,479,153)	(9,096,440)
Annuity benefits	(5,254)	(5,728)	(14,179)	(8,889)	(20,441)	(20,440)	(306)	(285)
Contract maintenance charges (note 2)	(1,174,203)	(1,086,835)	(1,343,441)	(1,287,750)	(23,168,825)	(19,185,345)	(4,429)	(4,436)
Contingent deferred sales charges (note 2)	(68,907)	(112,680)	(129,083)	(121,681)	(1,138,077)	(1,176,810)	(16,000)	(24,281)
Adjustments to maintain reserves	(9,632)	(751)	264	14,734	15,451	(1,380)	(902)	(539)

Net equity transactions	433,483	27,254,235	(4,720,680)	31,228,273	201,015,711	170,426,069	1,462,633	(1,120,560)

Net change in contract owners’ equity	(2,660,442)	38,189,005	24,762,222	48,831,558	424,934,758	159,370,278	10,303,809	(3,956,501)
Contract owners’ equity beginning of period	260,172,086	221,983,081	416,685,445	367,853,887	2,181,824,579	2,022,454,301	62,665,194	66,621,695

Contract owners’ equity end of period	$257,511,644	260,172,086	441,447,667	416,685,445	2,606,759,337	2,181,824,579	72,969,003	62,665,194

CHANGES IN UNITS:
Beginning units	16,378,721	14,633,884	27,464,041	25,379,860	165,263,144	152,683,209	3,261,275	3,331,749
Units purchased	2,897,082	4,520,767	4,162,320	6,591,102	35,739,816	34,914,976	3,020,172	2,275,453
Units redeemed	(2,863,813)	(2,775,930)	(4,519,154)	(4,506,921)	(20,822,446)	(22,335,041)	(2,881,986)	(2,345,927)

Ending units	16,411,990	16,378,721	27,107,207	27,464,041	180,180,514	165,263,144	3,399,461	3,261,275

	GEM		GEM2		GIG		NVIE6
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(41,503)	(55,164)	(390,715)	(669,645)	131,346	(181,696)	142,457	(542,441)
Realized gain (loss) on investments	(396,133)	(185,969)	(2,699,223)	(758,940)	(462,773)	(95,637)	143,621	1,222,651
Change in unrealized gain (loss) on investments	926,106	(1,638,784)	5,735,055	(10,023,634)	186,332	(1,282,973)	(602,833)	(4,318,932)
Reinvested capital gains	-	-	-	-	-	760,221	-	1,557,868

Net increase (decrease) in contract owners’ equity resulting from operations	488,470	(1,879,917)	2,645,117	(11,452,219)	(145,095)	(800,085)	(316,755)	(2,080,854)

Equity transactions:
Purchase payments received from contract owners (note 3)	278,740	252,112	2,256,802	5,517,105	308,532	250,609	2,145,876	5,436,503
Transfers between funds	(281,640)	(197,905)	(6,192,850)	3,241,708	(536,080)	(344,394)	(604,164)	1,970,625
Redemptions (note 3)	(1,269,468)	(1,733,797)	(4,200,139)	(6,071,157)	(2,380,928)	(2,749,892)	(2,261,999)	(2,817,483)
Annuity benefits	(703)	(805)	(5,511)	(2,733)	(4,019)	(4,521)	-	-
Contract maintenance charges (note 2)	(4,457)	(5,313)	(3,904)	(4,306)	(7,334)	(8,061)	(208,064)	(220,469)
Contingent deferred sales charges (note 2)	(892)	(2,884)	(18,652)	(89,200)	(1,265)	(2,163)	(6,264)	(24,255)
Adjustments to maintain reserves	(2,606)	(391)	(2,982)	(5,378)	175	150	(565)	(590)

Net equity transactions	(1,281,026)	(1,688,983)	(8,167,236)	2,586,039	(2,620,919)	(2,858,272)	(935,180)	4,344,331

Net change in contract owners’ equity	(792,556)	(3,568,900)	(5,522,119)	(8,866,180)	(2,766,014)	(3,658,357)	(1,251,935)	2,263,477
Contract owners’ equity beginning of period	8,599,960	12,168,860	50,958,390	59,824,570	18,763,244	22,421,601	39,980,311	37,716,834

Contract owners’ equity end of period	$7,807,404	8,599,960	45,436,271	50,958,390	15,997,230	18,763,244	38,728,376	39,980,311

CHANGES IN UNITS:
Beginning units	494,600	578,521	2,110,360	2,054,838	1,434,332	1,638,422	4,786,711	4,306,729
Units purchased	63,310	42,205	346,748	663,729	46,105	55,102	810,273	1,529,420
Units redeemed	(131,906)	(126,126)	(681,742)	(608,207)	(251,323)	(259,192)	(916,220)	(1,049,438)

Ending units	426,004	494,600	1,775,366	2,110,360	1,229,114	1,434,332	4,680,764	4,786,711

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(375,527)	(452,606)	(203,087)	(247,034)	(11,528)	(13,165)	(956,565)	(1,087,367)
Realized gain (loss) on investments	1,635,282	2,283,635	95,215	1,066,135	(51,451)	95,800	10,461,002	17,337,208
Change in unrealized gain (loss) on investments	3,271,494	(10,180,236)	1,582,050	(3,818,044)	10,537	(563,519)	(12,079,891)	(41,218,544)
Reinvested capital gains	3,293,419	6,577,065	1,197,666	2,323,208	211,717	447,658	11,920,463	22,445,657

Net increase (decrease) in contract owners’ equity resulting from operations	7,824,668	(1,772,142)	2,671,844	(675,735)	159,275	(33,226)	9,345,009	(2,523,046)

Equity transactions:
Purchase payments received from contract owners (note 3)	615,396	791,804	820,551	157,087	131,675	153,712	2,320,904	5,604,798
Transfers between funds	(1,829,395)	(1,127,002)	(915,465)	(2,374,595)	(115,397)	(40,448)	(5,256,394)	(5,830,379)
Redemptions (note 3)	(7,127,561)	(8,340,972)	(2,330,106)	(1,835,324)	(542,045)	(281,599)	(13,267,784)	(20,849,680)
Annuity benefits	(11,893)	(11,813)	-	-	-	-	(6,839)	(7,409)
Contract maintenance charges (note 2)	(27,580)	(29,737)	(196,156)	(203,153)	(889)	(957)	(699,172)	(735,079)
Contingent deferred sales charges (note 2)	(1,271)	(3,238)	(11,652)	(18,670)	(2,221)	(2,422)	(11,685)	(24,171)
Adjustments to maintain reserves	929	71	(361)	(351)	(33)	(77)	(759)	(801)

Net equity transactions	(8,381,375)	(8,720,887)	(2,633,189)	(4,275,006)	(528,910)	(171,791)	(16,921,729)	(21,842,721)

Net change in contract owners’ equity	(556,707)	(10,493,029)	38,655	(4,950,741)	(369,635)	(205,017)	(7,576,720)	(24,365,767)
Contract owners’ equity beginning of period	71,422,885	81,915,914	25,411,230	30,361,971	2,472,698	2,677,715	125,486,859	149,852,626

Contract owners’ equity end of period	$70,866,178	71,422,885	25,449,885	25,411,230	2,103,063	2,472,698	117,910,139	125,486,859

CHANGES IN UNITS:
Beginning units	5,502,381	6,161,181	2,018,042	2,346,283	164,906	175,685	8,567,800	10,053,530
Units purchased	54,953	80,486	151,980	120,793	11,950	27,742	420,253	1,506,467
Units redeemed	(687,013)	(739,286)	(363,084)	(449,034)	(47,784)	(38,521)	(1,571,954)	(2,992,197)

Ending units	4,870,321	5,502,381	1,806,938	2,018,042	129,072	164,906	7,416,099	8,567,800

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$416,645	687,797	25,057,363	24,857,082	31,207,156	41,983,084	6,938,839	4,189,538
Realized gain (loss) on investments	207,217	763,231	28,162,185	19,280,665	38,162,617	67,939,620	(2,367,910)	1,061,098
Change in unrealized gain (loss) on investments	(1,805,131)	(9,073,506)	(59,493,934)	(179,322,385)	(128,136,197)	(379,060,445)	(2,166,263)	(43,809,433)
Reinvested capital gains	5,384,382	5,195,923	102,592,055	78,936,748	203,418,155	191,007,607	19,745,565	22,236,000

Net increase (decrease) in contract owners’ equity resulting from operations	4,203,113	(2,426,555)	96,317,669	(56,247,890)	144,651,731	(78,130,134)	22,150,231	(16,322,797)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,045,850	10,775,466	132,371,513	214,742,004	23,870,566	48,159,256	39,312,245	42,190,867
Transfers between funds	(2,454,370)	2,593,466	(28,905,460)	(30,170,731)	(49,763,657)	(4,927,391)	26,499,072	10,672,237
Redemptions (note 3)	(5,012,865)	(6,028,860)	(117,650,449)	(109,598,253)	(151,074,616)	(169,309,454)	(64,390,277)	(56,272,134)
Annuity benefits	(769)	-	(8,908)	(6,994)	(5,045)	-	(2,420)	(2,511)
Contract maintenance charges (note 2)	(5,129)	(4,727)	(24,976,954)	(22,402,172)	(32,398,552)	(31,789,571)	(8,843,857)	(8,129,422)
Contingent deferred sales charges (note 2)	(18,560)	(12,078)	(1,156,377)	(1,046,517)	(616,200)	(700,911)	(573,547)	(483,680)
Adjustments to maintain reserves	(740)	(333)	(6,701)	(900)	(3,748)	(1,100)	(911)	(737)

Net equity transactions	(1,446,583)	7,322,934	(40,333,336)	51,516,437	(209,991,252)	(158,569,171)	(7,999,695)	(12,025,380)

Net change in contract owners’ equity	2,756,530	4,896,379	55,984,333	(4,731,453)	(65,339,521)	(236,699,305)	14,150,536	(28,348,177)
Contract owners’ equity beginning of period	64,715,621	59,819,242	2,126,863,818	2,131,595,271	2,697,751,014	2,934,450,319	708,908,549	737,256,726

Contract owners’ equity end of period	$67,472,151	64,715,621	2,182,848,151	2,126,863,818	2,632,411,493	2,697,751,014	723,059,085	708,908,549

CHANGES IN UNITS:
Beginning units	5,356,750	4,780,265	174,013,314	170,119,173	217,431,242	230,201,524	61,515,066	62,574,511
Units purchased	614,587	1,190,831	14,270,541	23,071,359	5,916,997	12,886,845	11,846,905	13,330,492
Units redeemed	(731,673)	(614,346)	(17,571,082)	(19,177,218)	(22,750,159)	(25,657,127)	(12,546,948)	(14,389,937)

Ending units	5,239,664	5,356,750	170,712,773	174,013,314	200,598,080	217,431,242	60,815,023	61,515,066

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$31,055,490	36,786,950	3,576,908	5,622,878	9,029,250	8,108,604	61,024	49,389
Realized gain (loss) on investments	35,750,699	60,530,742	3,486,766	14,946,291	6,102,786	9,387,756	10,735	(37,777)
Change in unrealized gain (loss) on investments	(115,104,841)	(328,119,684)	(16,475,654)	(69,248,020)	(12,282,810)	(71,733,395)	58,998	(82,597)
Reinvested capital gains	180,128,157	160,298,107	29,619,034	37,235,720	32,712,462	32,846,994	6,228	14,151

Net increase (decrease) in contract owners’ equity resulting from operations	131,829,505	(70,503,885)	20,207,054	(11,443,131)	35,561,688	(21,390,041)	136,985	(56,834)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,648,329	85,050,603	10,070,085	22,608,368	44,043,351	54,679,155	134,224	61,397
Transfers between funds	(48,711,686)	(27,274,895)	(8,816,165)	(4,619,821)	(12,530,690)	(16,258,430)	805,439	(294,388)
Redemptions (note 3)	(144,957,349)	(157,303,369)	(31,153,160)	(35,388,541)	(57,867,931)	(47,601,150)	(455,344)	(251,293)
Annuity benefits	(5,150)	(5,421)	-	-	(12,899)	(23,275)	-	-
Contract maintenance charges (note 2)	(29,845,889)	(29,504,129)	(1,991,854)	(2,067,204)	(9,395,409)	(8,823,791)	(941)	(780)
Contingent deferred sales charges (note 2)	(897,851)	(1,124,037)	(54,813)	(84,624)	(416,740)	(482,987)	(313)	(1,079)
Adjustments to maintain reserves	(190)	(484)	(780)	(667)	(2,723)	(833)	(59)	(57)

Net equity transactions	(179,769,786)	(130,161,732)	(31,946,687)	(19,552,489)	(36,183,041)	(18,511,311)	483,006	(486,200)

Net change in contract owners’ equity	(47,940,281)	(200,665,617)	(11,739,633)	(30,995,620)	(621,353)	(39,901,352)	619,991	(543,034)
Contract owners’ equity beginning of period	2,699,988,233	2,900,653,850	366,262,797	397,258,417	820,061,340	859,962,692	2,862,984	3,406,018

Contract owners’ equity end of period	$2,652,047,952	2,699,988,233	354,523,164	366,262,797	819,439,987	820,061,340	3,482,975	2,862,984

CHANGES IN UNITS:
Beginning units	218,892,033	229,287,740	29,878,087	31,438,275	68,111,828	69,676,994	233,064	271,564
Units purchased	7,241,278	14,421,810	2,205,806	3,899,413	6,185,866	7,209,760	131,905	43,037
Units redeemed	(21,699,241)	(24,817,517)	(4,797,712)	(5,459,601)	(9,151,674)	(8,774,926)	(92,259)	(81,537)

Ending units	204,434,070	218,892,033	27,286,181	29,878,087	65,146,020	68,111,828	272,710	233,064

	NVCBD2		NVLCP2		TRF		TRF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,279,749	1,190,614	903,701	6,391	102,829	(180,142)	(420,234)	(788,575)
Realized gain (loss) on investments	220,201	1,059,230	(157,108)	248,536	3,934,928	7,022,013	12,720,531	17,803,758
Change in unrealized gain (loss) on investments	1,371,622	(5,124,417)	109,490	(2,234,319)	7,058,044	(7,140,315)	(2,458,379)	(17,632,236)
Reinvested capital gains	168,646	465,570	265,927	565,433	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,040,218	(2,409,003)	1,122,010	(1,413,959)	11,095,801	(298,444)	9,841,918	(617,053)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,408,011	10,002,161	5,082,393	6,800,196	1,471,776	1,191,788	2,959,287	4,557,036
Transfers between funds	516,167	3,840,674	497,281	(817,117)	(1,825,628)	(1,252,634)	(8,177,591)	(1,785,425)
Redemptions (note 3)	(9,304,867)	(16,445,387)	(4,107,198)	(3,016,020)	(13,138,176)	(13,248,846)	(13,373,752)	(22,110,427)
Annuity benefits	(6,206)	(6,586)	-	-	(42,470)	(40,286)	(5,062)	(5,471)
Contract maintenance charges (note 2)	(556,661)	(519,962)	(545,877)	(513,364)	(66,418)	(71,376)	(575,431)	(594,874)
Contingent deferred sales charges (note 2)	(11,946)	(23,383)	(27,086)	(30,845)	(2,960)	(2,288)	(9,675)	(52,475)
Adjustments to maintain reserves	(737)	(662)	(637)	(619)	5,976	17,485	(890)	(795)

Net equity transactions	(2,956,239)	(3,153,145)	898,876	2,422,231	(13,597,900)	(13,406,157)	(19,183,114)	(19,992,431)

Net change in contract owners’ equity	83,979	(5,562,148)	2,020,886	1,008,272	(2,502,099)	(13,704,601)	(9,341,196)	(20,609,484)
Contract owners’ equity beginning of period	95,999,918	101,562,066	65,587,568	64,579,296	121,853,098	135,557,699	120,424,936	141,034,420

Contract owners’ equity end of period	$96,083,897	95,999,918	67,608,454	65,587,568	119,350,999	121,853,098	111,083,740	120,424,936

CHANGES IN UNITS:
Beginning units	8,086,301	8,368,425	5,081,927	4,904,620	1,468,479	1,636,013	5,584,163	6,491,200
Units purchased	1,843,876	2,713,906	1,501,419	1,539,917	24,251	20,586	282,574	1,244,870
Units redeemed	(2,103,799)	(2,996,030)	(1,438,430)	(1,362,610)	(188,697)	(188,120)	(1,160,662)	(2,151,907)

Ending units	7,826,378	8,086,301	5,144,916	5,081,927	1,304,033	1,468,479	4,706,075	5,584,163

	GBF		GVIX2		GVIX8		GVIDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$950,760	519,011	12,563	5,261	474,704	273,277	(97,766)	(736,736)
Realized gain (loss) on investments	(3,800,037)	(3,942,185)	(11,811)	(220)	(284,916)	425,018	8,683,793	11,317,399
Change in unrealized gain (loss) on investments	1,598,835	(365,559)	11,004	(23,107)	(639,864)	(2,741,897)	(8,744,217)	(15,640,057)
Reinvested capital gains	-	-	-	-	-	-	13,024,614	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,250,442)	(3,788,733)	11,756	(18,066)	(450,076)	(2,043,602)	12,866,424	(5,059,394)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,119,029	7,721,930	173,938	182,794	6,472,830	12,615,584	8,873,402	12,278,472
Transfers between funds	5,528,118	(78,766)	190,762	77,042	640,630	3,647,726	(6,744,922)	(5,180,668)
Redemptions (note 3)	(29,719,293)	(37,515,659)	(85,504)	-	(2,939,438)	(2,558,051)	(22,831,256)	(30,616,041)
Annuity benefits	(22,485)	(19,823)	-	-	(2,097)	(371)	(14,149)	(13,269)
Contract maintenance charges (note 2)	(1,023,644)	(1,016,096)	(562)	(276)	(189,892)	(168,201)	(25,486)	(28,605)
Contingent deferred sales charges (note 2)	(61,648)	(55,406)	-	-	(16,506)	(12,004)	(15,408)	(39,928)
Adjustments to maintain reserves	4,051	2,293	1	(14)	(2,215)	(2,377)	357	(72)

Net equity transactions	(17,175,872)	(30,961,527)	278,635	259,546	3,963,312	13,522,306	(20,757,462)	(23,600,111)

Net change in contract owners’ equity	(18,426,314)	(34,750,260)	290,391	241,480	3,513,236	11,478,704	(7,891,038)	(28,659,505)
Contract owners’ equity beginning of period	236,933,103	271,683,363	298,906	57,426	50,857,021	39,378,317	183,508,380	212,167,885

Contract owners’ equity end of period	$218,506,789	236,933,103	589,297	298,906	54,370,257	50,857,021	175,617,342	183,508,380

CHANGES IN UNITS:
Beginning units	14,815,954	16,944,271	29,332	5,529	5,462,717	4,101,560	8,101,133	9,151,603
Units purchased	3,700,953	4,265,328	36,982	26,959	1,278,185	2,439,021	1,026,622	1,740,294
Units redeemed	(4,919,548)	(6,393,645)	(8,548)	(3,156)	(840,514)	(1,077,864)	(1,906,928)	(2,790,764)

Ending units	13,597,359	14,815,954	57,766	29,332	5,900,388	5,462,717	7,220,827	8,101,133

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,351,976	3,384,093	4,647,999	818,275	3,289,834	1,350,757	8,408,276	1,475,993
Realized gain (loss) on investments	3,835,554	6,008,052	23,504,863	19,324,185	(659,347)	4,040,154	22,225,706	29,790,149
Change in unrealized gain (loss) on investments	21,735,444	(60,557,142)	1,058,936	(103,880,900)	1,660,280	(35,885,681)	(31,627,249)	(178,957,130)
Reinvested capital gains	33,730,951	28,288,627	56,678,929	54,153,455	14,531,324	22,699,716	128,451,854	103,683,861

Net increase (decrease) in contract owners’ equity resulting from operations	66,653,925	(22,876,370)	85,890,727	(29,584,985)	18,822,091	(7,795,054)	127,458,587	(44,007,127)

Equity transactions:
Purchase payments received from contract owners (note 3)	182,875,045	193,810,800	18,250,545	39,136,920	54,356,554	42,238,401	43,494,557	85,802,986
Transfers between funds	8,975,590	8,432,269	(9,817,480)	29,752,321	60,787,630	22,684,955	(50,579,619)	(20,000,406)
Redemptions (note 3)	(65,478,027)	(58,168,290)	(56,988,225)	(67,045,181)	(80,912,145)	(69,943,718)	(179,297,657)	(239,008,365)
Annuity benefits	-	-	(2,378)	(2,486)	-	-	(17,876)	(18,657)
Contract maintenance charges (note 2)	(15,747,350)	(13,150,879)	(17,843,019)	(17,130,778)	(7,617,115)	(6,678,651)	(20,302,343)	(19,866,146)
Contingent deferred sales charges (note 2)	(794,611)	(554,840)	(312,028)	(613,489)	(674,735)	(602,809)	(531,118)	(691,628)
Adjustments to maintain reserves	(1,139)	(973)	(1,072)	(625)	(1,032)	(896)	(1,591)	(2,310)

Net equity transactions	109,829,508	130,368,087	(66,713,657)	(15,903,318)	25,939,157	(12,302,718)	(207,235,647)	(193,784,526)

Net change in contract owners’ equity	176,483,433	107,491,717	19,177,070	(45,488,303)	44,761,248	(20,097,772)	(79,777,060)	(237,791,653)
Contract owners’ equity beginning of period	1,323,221,002	1,215,729,285	1,442,308,321	1,487,796,624	647,698,253	667,796,025	2,440,767,583	2,678,559,236

Contract owners’ equity end of period	$1,499,704,435	1,323,221,002	1,461,485,391	1,442,308,321	692,459,501	647,698,253	2,360,990,523	2,440,767,583

CHANGES IN UNITS:
Beginning units	87,448,829	79,083,321	83,811,605	84,721,057	46,933,158	47,834,340	133,428,382	143,660,270
Units purchased	15,471,561	16,894,457	3,091,301	6,760,448	14,554,381	10,871,934	5,422,378	12,528,842
Units redeemed	(8,375,689)	(8,528,949)	(6,929,290)	(7,669,900)	(12,638,172)	(11,773,116)	(16,440,064)	(22,760,730)

Ending units	94,544,701	87,448,829	79,973,616	83,811,605	48,849,367	46,933,158	122,410,696	133,428,382

	GVDMA		GVDMC		MCIF		SAM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,940,312	(1,204,019)	3,671,409	1,196,831	(352,540)	(625,257)	(8,815,824)	(8,885,609)
Realized gain (loss) on investments	(2,241,852)	4,874,626	(1,421,799)	1,154,754	6,612,039	4,674,730	70	-
Change in unrealized gain (loss) on investments	(5,810,385)	(40,025,195)	1,148,048	(57,660,234)	6,452,896	(21,463,649)	-	-
Reinvested capital gains	60,773,482	17,642,366	29,793,146	42,834,930	15,673,890	10,786,863	11,933	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,661,557	(18,712,222)	33,190,804	(12,473,719)	28,386,285	(6,627,313)	(8,803,821)	(8,885,609)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,455,322	32,647,062	48,356,711	52,087,056	21,044,825	23,804,456	156,658,564	177,399,904
Transfers between funds	(20,078,190)	(23,636,644)	75,499	(10,310,153)	2,694,315	631,362	193,891,658	173,104,257
Redemptions (note 3)	(96,715,610)	(144,779,882)	(60,513,343)	(71,450,359)	(12,999,514)	(14,155,511)	(346,700,751)	(367,153,430)
Annuity benefits	(16,431)	(16,509)	(9,869)	(5,377)	(14,122)	(14,518)	(108,137)	(79,445)
Contract maintenance charges (note 2)	(3,960,626)	(4,160,681)	(7,544,369)	(7,022,142)	(482,767)	(440,688)	(1,632,243)	(1,659,710)
Contingent deferred sales charges (note 2)	(79,903)	(196,856)	(334,941)	(290,118)	(31,695)	(46,026)	(624,636)	(430,692)
Adjustments to maintain reserves	(330)	(1,214)	(838)	(102)	(516)	(437)	3,194	(8,611)

Net equity transactions	(103,395,768)	(140,144,724)	(19,971,150)	(36,991,195)	10,210,526	9,778,638	1,487,649	(18,827,727)

Net change in contract owners’ equity	(48,734,211)	(158,856,946)	13,219,654	(49,464,914)	38,596,811	3,151,325	(7,316,172)	(27,713,336)
Contract owners’ equity beginning of period	868,276,696	1,027,133,642	808,733,138	858,198,052	155,498,228	152,346,903	591,802,270	619,515,606

Contract owners’ equity end of period	$819,542,485	868,276,696	821,952,792	808,733,138	194,095,039	155,498,228	584,486,098	591,802,270

CHANGES IN UNITS:
Beginning units	40,552,102	46,994,555	50,084,778	52,322,609	5,257,305	4,963,956	50,544,180	52,507,000
Units purchased	2,099,134	5,193,517	5,085,392	5,610,124	1,323,349	1,419,525	61,274,739	76,405,217
Units redeemed	(6,856,739)	(11,635,970)	(6,266,034)	(7,847,955)	(1,033,024)	(1,126,176)	(61,709,443)	(78,368,037)

Ending units	35,794,497	40,552,102	48,904,136	50,084,778	5,547,630	5,257,305	50,109,476	50,544,180

	NVMIG1		NVMIG6		GVDIVI		GVDIV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$23,260	(192,099)	(356,103)	(1,884,416)	50,972	(5,109)	605,063	(322,156)
Realized gain (loss) on investments	(630,208)	(473,765)	2,775,791	7,433,694	(135,871)	(87,550)	(3,101,459)	(821,442)
Change in unrealized gain (loss) on investments	(762,957)	(1,430,916)	(9,431,479)	(15,096,482)	186,419	(137,788)	4,706,938	(2,470,437)
Reinvested capital gains	526,958	1,671,234	2,468,062	7,582,195	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(842,947)	(425,546)	(4,543,729)	(1,965,009)	101,520	(230,447)	2,210,542	(3,614,035)

Equity transactions:
Purchase payments received from contract owners (note 3)	321,036	330,595	2,460,206	4,092,156	91,485	127,896	2,127,738	3,737,852
Transfers between funds	(434,236)	(1,460,454)	(1,290,827)	841,254	32,263	3,649	1,068,162	2,006,677
Redemptions (note 3)	(2,624,422)	(3,814,591)	(12,527,248)	(19,355,382)	(544,542)	(642,971)	(4,335,066)	(5,382,789)
Annuity benefits	(9,806)	(10,228)	(2,374)	(2,728)	-	-	(895)	(1,019)
Contract maintenance charges (note 2)	(9,797)	(11,135)	(729,113)	(768,666)	(1,067)	(1,183)	(455,838)	(451,236)
Contingent deferred sales charges (note 2)	(1,180)	(1,829)	(16,028)	(20,468)	(108)	(2,721)	(13,458)	(16,869)
Adjustments to maintain reserves	579	(1,022)	(829)	(867)	(80)	(68)	(831)	(832)

Net equity transactions	(2,757,826)	(4,968,664)	(12,106,213)	(15,214,701)	(422,049)	(515,398)	(1,610,188)	(108,216)

Net change in contract owners’ equity	(3,600,773)	(5,394,210)	(16,649,942)	(17,179,710)	(320,529)	(745,845)	600,354	(3,722,251)
Contract owners’ equity beginning of period	26,226,174	31,620,384	121,540,044	138,719,754	3,331,749	4,077,594	55,732,874	59,455,125

Contract owners’ equity end of period	$22,625,401	26,226,174	104,890,102	121,540,044	3,011,220	3,331,749	56,333,228	55,732,874

CHANGES IN UNITS:
Beginning units	2,745,069	3,252,855	11,631,797	13,009,367	394,375	451,831	3,936,869	3,915,281
Units purchased	54,880	61,367	827,698	2,179,023	29,465	33,080	1,035,852	981,633
Units redeemed	(347,790)	(569,153)	(2,014,404)	(3,556,593)	(80,537)	(90,536)	(1,118,670)	(960,045)

Ending units	2,452,159	2,745,069	10,445,091	11,631,797	343,303	394,375	3,854,051	3,936,869

	NVMLG1		NVMLG2		NVMLV1		NVMLV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(45,364)	(87,051)	(1,032,213)	(1,635,995)	19,372	(5,254)	201,269	(466,422)
Realized gain (loss) on investments	293,206	665,197	3,807,736	5,629,371	(163,306)	234,531	1,737,825	3,801,663
Change in unrealized gain (loss) on investments	(1,462,586)	(1,179,049)	(18,218,947)	(12,340,964)	244,262	(853,480)	316,330	(15,948,957)
Reinvested capital gains	1,282,059	821,934	15,670,880	10,103,987	376,324	447,303	7,811,646	8,726,395

Net increase (decrease) in contract owners’ equity resulting from operations	67,315	221,031	227,456	1,756,399	476,652	(176,900)	10,067,070	(3,887,321)

Equity transactions:
Purchase payments received from contract owners (note 3)	156,428	279,508	4,132,669	9,665,819	73,658	136,216	3,995,243	8,429,231
Transfers between funds	(37,749)	(417,871)	(4,219,826)	(4,169,310)	74,888	(274,479)	10,745,795	(568,107)
Redemptions (note 3)	(1,200,335)	(1,093,315)	(11,337,571)	(13,701,124)	(538,162)	(627,323)	(6,545,432)	(5,387,857)
Annuity benefits	(1,341)	(3,189)	(15,098)	(15,969)	-	-	-	-
Contract maintenance charges (note 2)	(3,684)	(4,157)	(444,202)	(446,179)	(1,307)	(1,509)	(351,535)	(329,388)
Contingent deferred sales charges (note 2)	(716)	(1,192)	(23,340)	(26,869)	(49)	(1,125)	(18,869)	(22,716)
Adjustments to maintain reserves	(692)	7,265	(909)	(951)	(84)	(54)	(924)	(671)

Net equity transactions	(1,088,089)	(1,232,951)	(11,908,277)	(8,694,583)	(391,056)	(768,274)	7,824,278	2,120,492

Net change in contract owners’ equity	(1,020,774)	(1,011,920)	(11,680,821)	(6,938,184)	85,596	(945,174)	17,891,348	(1,766,829)
Contract owners’ equity beginning of period	9,425,564	10,437,484	117,260,091	124,198,275	3,923,567	4,868,741	77,594,537	79,361,366

Contract owners’ equity end of period	$8,404,790	9,425,564	105,579,270	117,260,091	4,009,163	3,923,567	95,485,885	77,594,537

CHANGES IN UNITS:
Beginning units	621,350	708,684	8,107,986	8,723,839	250,352	296,761	6,048,438	5,883,975
Units purchased	50,699	67,257	644,510	1,637,073	43,921	41,918	1,854,694	1,680,615
Units redeemed	(118,025)	(154,591)	(1,483,014)	(2,252,926)	(71,520)	(88,327)	(1,398,320)	(1,516,152)

Ending units	554,024	621,350	7,269,482	8,107,986	222,753	250,352	6,504,812	6,048,438

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,066,284)	(2,494,312)	(1,684,734)	(1,953,658)	3,317	2,136	(135,162)	(816,350)
Realized gain (loss) on investments	5,702,580	8,901,732	3,820,135	11,269,395	(15,247)	(566)	9,373,464	12,067,462
Change in unrealized gain (loss) on investments	(14,222,089)	(34,582,047)	(10,884,635)	(30,161,027)	24,970	(28,740)	7,027,811	(55,108,309)
Reinvested capital gains	17,985,176	26,430,173	12,826,085	18,501,772	26,166	17,899	23,525,402	31,638,836

Net increase (decrease) in contract owners’ equity resulting from operations	7,399,383	(1,744,454)	4,076,851	(2,343,518)	39,206	(9,271)	39,791,515	(12,218,361)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,354,188	1,429,131	4,565,862	9,793,207	349,271	176,789	6,938,102	11,338,270
Transfers between funds	(3,271,794)	(1,094,255)	(12,273,894)	8,268,496	(41,764)	251	(12,745,246)	(8,011,861)
Redemptions (note 3)	(16,071,373)	(19,162,892)	(12,290,333)	(17,462,844)	(725)	(253)	(27,852,861)	(34,156,402)
Annuity benefits	(20,454)	(23,531)	(3,580)	(4,027)	-	-	(5,132)	(5,561)
Contract maintenance charges (note 2)	(78,095)	(87,801)	(554,033)	(547,936)	(264)	(56)	(585,708)	(604,448)
Contingent deferred sales charges (note 2)	(4,261)	(3,435)	(47,766)	(44,745)	-	-	(21,673)	(48,256)
Adjustments to maintain reserves	(58,941)	4,722	(1,007)	(987)	(26)	15	(1,149)	(1,000)

Net equity transactions	(18,150,730)	(18,938,061)	(20,604,751)	1,164	306,492	176,746	(34,273,667)	(31,489,258)

Net change in contract owners’ equity	(10,751,347)	(20,682,515)	(16,527,900)	(2,342,354)	345,698	167,475	5,517,848	(43,707,619)
Contract owners’ equity beginning of period	168,300,605	188,983,120	121,143,439	123,485,793	191,283	23,808	271,460,963	315,168,582

Contract owners’ equity end of period	$157,549,258	168,300,605	104,615,539	121,143,439	536,981	191,283	276,978,811	271,460,963

CHANGES IN UNITS:
Beginning units	11,576,148	12,805,808	8,659,725	8,653,958	14,266	1,719	16,383,590	18,226,226
Units purchased	136,375	239,437	1,170,439	3,825,414	25,806	13,065	1,358,743	2,077,622
Units redeemed	(1,394,660)	(1,469,097)	(2,682,458)	(3,819,647)	(5,900)	(518)	(3,336,152)	(3,920,258)

Ending units	10,317,863	11,576,148	7,147,706	8,659,725	34,172	14,266	14,406,181	16,383,590

	SCGF		SCGF2		SCVF		SCVF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(69,130)	(91,067)	(452,457)	(467,770)	(199,817)	(213,882)	(378,528)	(392,683)
Realized gain (loss) on investments	(134,522)	439,861	(2,333,898)	1,713,335	1,004,874	1,461,001	1,194,427	2,560,708
Change in unrealized gain (loss) on investments	(698,343)	(1,289,711)	(2,052,996)	(6,053,921)	2,854,353	(6,989,370)	3,526,694	(8,756,046)
Reinvested capital gains	1,166,798	885,231	6,597,062	4,111,796	2,953,890	3,326,681	3,596,504	3,744,791

Net increase (decrease) in contract owners’ equity resulting from operations	264,803	(55,686)	1,757,711	(696,560)	6,613,300	(2,415,570)	7,939,097	(2,843,230)

Equity transactions:
Purchase payments received from contract owners (note 3)	114,344	99,557	2,018,481	5,992,934	445,761	471,107	2,670,708	4,810,876
Transfers between funds	(554,877)	1,038,097	(2,022,910)	1,652,046	(28,925)	(612,783)	2,345,576	(1,756,503)
Redemptions (note 3)	(746,759)	(1,107,998)	(2,396,014)	(2,512,991)	(3,516,459)	(3,602,174)	(3,634,883)	(3,275,297)
Annuity benefits	(2,611)	(2,845)	(1,667)	(1,821)	(16,257)	(17,042)	(382)	(320)
Contract maintenance charges (note 2)	(2,085)	(2,387)	(81,833)	(73,787)	(10,817)	(11,844)	(83,349)	(72,608)
Contingent deferred sales charges (note 2)	(439)	(840)	(3,834)	(13,408)	(1,538)	(4,212)	(6,520)	(11,910)
Adjustments to maintain reserves	(103)	(53)	(609)	(538)	3,188	1,998	(662)	(574)

Net equity transactions	(1,192,530)	23,531	(2,488,386)	5,042,435	(3,125,047)	(3,774,950)	1,290,488	(306,336)

Net change in contract owners’ equity	(927,727)	(32,155)	(730,675)	4,345,875	3,488,253	(6,190,520)	9,229,585	(3,149,566)
Contract owners’ equity beginning of period	6,443,326	6,475,481	29,892,419	25,546,544	29,900,576	36,091,096	34,333,657	37,483,223

Contract owners’ equity end of period	$5,515,599	6,443,326	29,161,744	29,892,419	33,388,829	29,900,576	43,563,242	34,333,657

CHANGES IN UNITS:
Beginning units	608,574	608,105	1,375,061	1,159,126	920,025	1,020,116	1,128,122	1,133,233
Units purchased	91,609	193,573	320,861	786,046	40,333	57,320	277,023	340,802
Units redeemed	(212,549)	(193,104)	(429,943)	(570,111)	(132,665)	(157,411)	(245,888)	(345,913)

Ending units	487,634	608,574	1,265,979	1,375,061	827,693	920,025	1,159,257	1,128,122

	SCF		SCF2		MSBF		NVSTB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(641,649)	(697,829)	(554,531)	(605,408)	3,668,710	961,163	214,675	131,746
Realized gain (loss) on investments	(1,146,451)	(111,166)	3,737,240	2,589,914	1,181,948	1,392,417	(119,458)	91,825
Change in unrealized gain (loss) on investments	4,730,980	(8,129,629)	(1,749,516)	(7,852,110)	9,535,654	(12,113,690)	1,034,238	(2,686,972)
Reinvested capital gains	9,770,772	7,099,747	6,362,174	4,545,099	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,713,652	(1,838,877)	7,795,367	(1,322,505)	14,386,312	(9,760,110)	1,129,455	(2,463,401)

Equity transactions:
Purchase payments received from contract owners (note 3)	688,804	951,389	1,474,026	2,368,963	12,320,508	20,059,151	16,596,882	21,946,891
Transfers between funds	(703,427)	(1,359,693)	(1,018,265)	(1,684,756)	3,366,899	(1,621,734)	5,622,656	3,515,785
Redemptions (note 3)	(7,365,772)	(8,016,386)	(4,440,955)	(5,396,392)	(14,046,480)	(15,747,731)	(10,473,889)	(13,938,419)
Annuity benefits	(17,603)	(21,839)	(3,846)	(3,839)	(1,691)	(1,678)	(5,432)	(5,631)
Contract maintenance charges (note 2)	(25,452)	(27,783)	(117,796)	(111,092)	(1,808,555)	(1,696,705)	(1,069,424)	(899,185)
Contingent deferred sales charges (note 2)	(814)	(5,290)	(12,709)	(6,714)	(81,621)	(81,660)	(87,823)	(59,687)
Adjustments to maintain reserves	(6,068)	(16,323)	(727)	(607)	(905)	(709)	(815)	(912)

Net equity transactions	(7,430,332)	(8,495,925)	(4,120,272)	(4,834,437)	(251,845)	908,934	10,582,155	10,558,842

Net change in contract owners’ equity	5,283,320	(10,334,802)	3,675,095	(6,156,942)	14,134,467	(8,851,176)	11,711,610	8,095,441
Contract owners’ equity beginning of period	65,358,511	75,693,313	40,900,020	47,056,962	204,973,308	213,824,484	124,462,165	116,366,724

Contract owners’ equity end of period	$70,641,831	65,358,511	44,575,115	40,900,020	219,107,775	204,973,308	136,173,775	124,462,165

CHANGES IN UNITS:
Beginning units	1,264,093	1,418,968	1,435,176	1,594,729	13,639,542	13,686,203	12,236,451	11,240,208
Units purchased	25,171	32,051	231,685	198,594	3,485,536	3,105,071	4,134,466	5,278,821
Units redeemed	(165,317)	(186,926)	(366,367)	(358,147)	(3,509,101)	(3,151,732)	(3,113,288)	(4,282,578)

Ending units	1,123,947	1,264,093	1,300,494	1,435,176	13,615,977	13,639,542	13,257,629	12,236,451

	NVOLG1		NVOLG2		NVTIV3		EIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,987,589)	(2,570,610)	(2,370,338)	(2,514,293)	1,193,323	642,836	5,248	3,040
Realized gain (loss) on investments	7,823,524	15,603,228	7,790,419	11,423,653	(6,410,621)	2,711,967	2,736	29,599
Change in unrealized gain (loss) on investments	(75,795,699)	(52,473,325)	(58,438,098)	(34,484,239)	1,441,431	(23,722,618)	30,165	(48,640)
Reinvested capital gains	77,242,966	52,776,618	57,481,396	33,134,851	3,010,072	9,914,233	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,283,202	13,335,911	4,463,379	7,559,972	(765,795)	(10,453,582)	38,149	(16,001)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,201,995	3,376,159	10,463,575	9,668,240	7,076,788	11,204,719	-	57,373
Transfers between funds	26,088,939	(6,635,132)	41,846,431	1,338,070	3,866,133	12,062,444	(52,724)	(179,174)
Redemptions (note 3)	(38,205,549)	(38,801,598)	(27,408,445)	(31,954,196)	(15,427,501)	(22,817,587)	(41,902)	(32,091)
Annuity benefits	(65,360)	(73,244)	(57,799)	(60,090)	(3,215)	(4,636)	-	-
Contract maintenance charges (note 2)	(135,589)	(133,659)	(527,349)	(292,155)	(1,837,314)	(1,812,943)	(944)	(505)
Contingent deferred sales charges (note 2)	(6,736)	(11,719)	(51,553)	(33,967)	(47,613)	(61,369)	-	-
Adjustments to maintain reserves	127,498	2,174	(670)	(892)	(8,205)	(784)	(19)	(14)

Net equity transactions	(8,994,802)	(42,277,019)	24,264,190	(21,334,990)	(6,380,927)	(1,430,156)	(95,589)	(154,411)

Net change in contract owners’ equity	(1,711,600)	(28,941,108)	28,727,569	(13,775,018)	(7,146,722)	(11,883,738)	(57,440)	(170,412)
Contract owners’ equity beginning of period	337,630,415	366,571,523	219,804,721	233,579,739	208,258,802	220,142,540	273,070	443,482

Contract owners’ equity end of period	$335,918,815	337,630,415	248,532,290	219,804,721	201,112,080	208,258,802	215,630	273,070

CHANGES IN UNITS:
Beginning units	14,295,494	16,100,387	9,578,573	10,506,727	14,993,808	15,012,122	22,472	34,050
Units purchased	1,664,907	271,903	3,951,866	1,543,785	2,000,302	3,511,312	132	5,063
Units redeemed	(2,035,835)	(2,076,796)	(2,879,428)	(2,471,939)	(2,459,670)	(3,529,626)	(7,479)	(16,641)

Ending units	13,924,566	14,295,494	10,651,011	9,578,573	14,534,440	14,993,808	15,125	22,472

	EIF2		NVRE1		NVRE2		NVLM2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$971,209	(32,457)	331,796	714,957	227,623	843,290	(25,505)	37,971
Realized gain (loss) on investments	11,266,104	10,854,539	(2,102,637)	2,846,482	(6,783,748)	(5,246,518)	(24,449)	(4,599)
Change in unrealized gain (loss) on investments	10,351,430	(24,683,589)	616,200	(16,630,408)	3,592,754	(18,792,494)	439,528	(194,921)
Reinvested capital gains	-	-	4,223,345	8,695,049	7,810,764	14,885,766	86,751	44,355

Net increase (decrease) in contract owners’ equity resulting from operations	22,588,743	(13,861,507)	3,068,704	(4,373,920)	4,847,393	(8,309,956)	476,325	(117,194)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,740,448	12,998,236	951,345	884,085	8,217,641	16,347,101	1,610,029	3,439,310
Transfers between funds	(11,013,149)	689,279	(830,529)	(2,551,395)	(4,187,999)	(16,556,802)	(45,576)	458,266
Redemptions (note 3)	(13,342,519)	(16,896,841)	(6,183,024)	(7,996,525)	(8,209,133)	(10,836,244)	(108,210)	(95,577)
Annuity benefits	(4,762)	(4,058)	(3,910)	(1,942)	(5,004)	(5,199)	-	-
Contract maintenance charges (note 2)	(997,529)	(985,405)	(17,130)	(19,193)	(5,733)	(6,599)	(289)	(70)
Contingent deferred sales charges (note 2)	(49,174)	(44,251)	(4,091)	(10,479)	(22,590)	(53,084)	(105)	(148)
Adjustments to maintain reserves	(1,346)	(909)	1,383	(1,425)	(971)	(659)	(28)	(26)

Net equity transactions	(20,668,031)	(4,243,949)	(6,085,956)	(9,696,874)	(4,213,789)	(11,111,486)	1,455,821	3,801,755

Net change in contract owners’ equity	1,920,712	(18,105,456)	(3,017,252)	(14,070,794)	633,604	(19,421,442)	1,932,146	3,684,561
Contract owners’ equity beginning of period	162,180,318	180,285,774	53,594,433	67,665,227	93,391,042	112,812,484	5,086,004	1,401,443

Contract owners’ equity end of period	$164,101,030	162,180,318	50,577,181	53,594,433	94,024,646	93,391,042	7,018,150	5,086,004

CHANGES IN UNITS:
Beginning units	7,132,894	7,305,999	3,980,586	4,693,279	7,214,889	8,086,103	474,175	125,679
Units purchased	587,794	1,726,924	330,869	514,571	1,479,417	2,857,314	169,227	403,233
Units redeemed	(1,490,232)	(1,900,029)	(766,496)	(1,227,264)	(1,802,176)	(3,728,528)	(30,903)	(54,737)

Ending units	6,230,456	7,132,894	3,544,959	3,980,586	6,892,130	7,214,889	612,499	474,175

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,998	20,971	8,828,627	(2,859,196)	4,375,654	(976,180)	2,487,826	2,045,203
Realized gain (loss) on investments	(12,612)	(7,089)	(4,186)	(63,002)	(83,337)	288,885	567,662	92,274
Change in unrealized gain (loss) on investments	234,243	(107,391)	37,323,703	(58,300,370)	14,720,774	(27,358,747)	37,570,315	(38,171,519)
Reinvested capital gains	31,013	70,091	-	-	1,105,900	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	255,642	(23,418)	46,148,144	(61,222,568)	20,118,991	(28,046,042)	40,625,803	(36,034,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,013,558	1,572,531	153,172,862	301,882,717	84,300,757	154,935,734	166,284,382	268,716,073
Transfers between funds	732,518	204,006	(49,573,814)	(34,500,207)	(26,393,748)	(24,365,446)	(21,190,120)	(11,734,890)
Redemptions (note 3)	(28,882)	(43,416)	(24,393,024)	(16,606,691)	(12,187,590)	(9,668,698)	(15,411,532)	(10,813,530)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(41)	(3)	(12,820,075)	(9,579,593)	(6,074,876)	(4,438,958)	(9,422,590)	(6,027,390)
Contingent deferred sales charges (note 2)	-	-	(513,542)	(449,345)	(298,169)	(186,215)	(353,084)	(308,848)
Adjustments to maintain reserves	(70)	4	(368)	(185)	(461)	(353)	(254)	(336)

Net equity transactions	1,717,083	1,733,122	65,872,039	240,746,696	39,345,913	116,276,064	119,906,802	239,831,079

Net change in contract owners’ equity	1,972,725	1,709,704	112,020,183	179,524,128	59,464,904	88,230,022	160,532,605	203,797,037
Contract owners’ equity beginning of period	1,861,135	151,431	935,119,776	755,595,648	464,991,727	376,761,705	671,610,820	467,813,783

Contract owners’ equity end of period	$3,833,860	1,861,135	1,047,139,959	935,119,776	524,456,631	464,991,727	832,143,425	671,610,820

CHANGES IN UNITS:
Beginning units	170,818	13,188	91,651,481	69,392,456	45,300,352	34,616,610	65,985,280	43,498,040
Units purchased	164,080	204,688	16,397,585	30,505,851	8,494,090	14,943,337	17,536,743	26,768,009
Units redeemed	(14,116)	(47,058)	(9,995,080)	(8,246,826)	(4,679,083)	(4,259,595)	(5,972,107)	(4,280,769)

Ending units	320,782	170,818	98,053,986	91,651,481	49,115,359	45,300,352	77,549,916	65,985,280

	IDPGI2		NVSIX2		GVEX2		NVMGA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,383,311	487,722	(176,217)	(121,318)	888,932	897,648	(296,394)	(151,609)
Realized gain (loss) on investments	423,705	210,167	(982,152)	146,633	2,311,644	2,038,236	(101,549)	(451)
Change in unrealized gain (loss) on investments	13,850,661	(17,476,412)	3,435,833	(5,586,528)	23,238,514	(9,369,395)	1,768,818	(696,605)
Reinvested capital gains	-	-	5,953,461	2,877,519	6,637,887	3,841,673	1,465,616	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,657,677	(16,778,523)	8,230,925	(2,683,694)	33,076,977	(2,591,838)	2,836,491	(848,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	68,500,323	118,791,939	11,598,188	15,846,118	91,862,853	121,849,936	85,822,525	46,597,166
Transfers between funds	(13,082,968)	(7,181,410)	303,298	2,985,950	28,914,776	13,722,143	2,049,712	3,996,328
Redemptions (note 3)	(11,564,831)	(7,676,428)	(2,998,314)	(1,207,742)	(21,956,943)	(10,925,377)	(999,887)	(228,294)
Annuity benefits	-	-	(3,567)	(1,542)	(6,027)	(1,439)	-	-
Contract maintenance charges (note 2)	(4,509,874)	(3,121,728)	(94,861)	(68,395)	(345,808)	(243,563)	(649,362)	(12,808)
Contingent deferred sales charges (note 2)	(316,887)	(190,420)	(18,160)	(9,577)	(126,901)	(51,311)	(24,863)	-
Adjustments to maintain reserves	(259)	(234)	(369)	(7,265)	16,319	(6,581)	(174)	(35)

Net equity transactions	39,025,504	100,621,719	8,786,215	17,537,547	98,358,269	124,343,808	86,197,951	50,352,357

Net change in contract owners’ equity	54,683,181	83,843,196	17,017,140	14,853,853	131,435,246	121,751,970	89,034,442	49,503,692
Contract owners’ equity beginning of period	345,921,135	262,077,939	38,864,192	24,010,339	290,407,584	168,655,614	49,503,692	-

Contract owners’ equity end of period	$400,604,316	345,921,135	55,881,332	38,864,192	421,842,830	290,407,584	138,538,134	49,503,692

CHANGES IN UNITS:
Beginning units	33,773,880	24,393,200	3,214,294	1,861,847	22,546,059	12,997,434	5,340,045	-
Units purchased	6,978,582	11,800,194	1,473,688	1,853,256	12,143,050	13,762,066	10,106,675	5,445,212
Units redeemed	(3,214,686)	(2,419,514)	(800,112)	(500,809)	(4,806,677)	(4,213,441)	(725,949)	(105,167)

Ending units	37,537,776	33,773,880	3,887,870	3,214,294	29,882,432	22,546,059	14,720,771	5,340,045

	AMTB		AMINS		AMCG		AMMCGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(359,173)	(164,385)	(1,507)	(751)	(174)	(31)	(39,904)	(7,125)
Realized gain (loss) on investments	(2,100,495)	(1,681,126)	(2,030)	43	(222)	(4)	(70,144)	(3,686)
Change in unrealized gain (loss) on investments	2,238,235	411,858	1,839	(944)	105	(570)	30,139	(137,632)
Reinvested capital gains	-	-	520	269	498	-	130,791	-

Net increase (decrease) in contract owners’ equity resulting from operations	(221,433)	(1,433,653)	(1,178)	(1,383)	207	(605)	50,882	(148,443)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,174,958	1,514,581	32,669	3,229	-	-	26,562	1,728
Transfers between funds	2,361,680	(2,591,094)	3,966	64,788	-	-	(379,743)	3,345,447
Redemptions (note 3)	(13,649,883)	(17,048,876)	(35,277)	(13,255)	-	-	(409,598)	(53,118)
Annuity benefits	(5,443)	(7,419)	-	-	(2,989)	(269)	-	-
Contract maintenance charges (note 2)	(539,689)	(557,431)	(509)	(476)	-	-	(998)	(145)
Contingent deferred sales charges (note 2)	(8,210)	(15,405)	-	-	-	-	(43)	-
Adjustments to maintain reserves	(8,923)	(1,549)	(22)	4	2,039	14,508	(64)	(92)

Net equity transactions	(10,675,510)	(18,707,193)	827	54,290	(950)	14,239	(763,884)	3,293,820

Net change in contract owners’ equity	(10,896,943)	(20,140,846)	(351)	52,907	(743)	13,634	(713,002)	3,145,377
Contract owners’ equity beginning of period	99,745,859	119,886,705	96,067	43,160	13,634	-	3,145,377	-

Contract owners’ equity end of period	$88,848,916	99,745,859	95,716	96,067	12,891	13,634	2,432,375	3,145,377

CHANGES IN UNITS:
Beginning units	8,637,198	10,327,433	7,363	3,270	-	-	108,418	-
Units purchased	2,026,855	2,012,472	6,017	4,917	-	-	6,050	114,616
Units redeemed	(2,962,672)	(3,702,707)	(5,729)	(824)	-	-	(31,518)	(6,198)

Ending units	7,701,381	8,637,198	7,651	7,363	-	-	82,950	108,418

	AMTP		AMRS		AMSRS		NOTB4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(79)	(85)	-	-	(141,129)	(200,582)	(96,739)	(73,665)
Realized gain (loss) on investments	202	375	-	-	2,173,810	3,372,110	(52,732)	11,647
Change in unrealized gain (loss) on investments	1,655	(3,067)	-	-	(1,205,183)	(5,503,656)	626,605	(1,139,957)
Reinvested capital gains	1,077	1,002	-	-	671,982	1,984,448	-	314,086

Net increase (decrease) in contract owners’ equity resulting from operations	2,855	(1,775)	-	-	1,499,480	(347,680)	477,134	(887,889)

Equity transactions:
Purchase payments received from contract owners (note 3)	208	(2)	1,267	-	102,958	136,999	181,664	2,606,003
Transfers between funds	-	(3)	(1,267)	-	(1,281,538)	(457,591)	(467,736)	(244,429)
Redemptions (note 3)	(208)	-	-	-	(2,444,879)	(3,667,655)	(1,154,760)	(218,788)
Annuity benefits	(789)	(826)	-	-	(20,606)	(21,307)	-	-
Contract maintenance charges (note 2)	-	6	-	-	(4,408)	(4,811)	(393)	(376)
Contingent deferred sales charges (note 2)	-	-	-	-	(4,664)	(1,444)	(13,697)	(1,197)
Adjustments to maintain reserves	89	51	-	-	(188)	(157)	(123)	177

Net equity transactions	(700)	(774)	-	-	(3,653,325)	(4,015,966)	(1,455,045)	2,141,390

Net change in contract owners’ equity	2,155	(2,549)	-	-	(2,153,845)	(4,363,646)	(977,911)	1,253,501
Contract owners’ equity beginning of period	11,683	14,232	-	-	21,476,922	25,840,568	12,569,710	11,316,209

Contract owners’ equity end of period	$13,838	11,683	-	-	19,323,077	21,476,922	11,591,799	12,569,710

CHANGES IN UNITS:
Beginning units	-	-	-	-	879,767	1,041,973	1,241,805	1,045,776
Units purchased	5	-	(432)	-	24,069	91,225	29,582	252,669
Units redeemed	(5)	-	432	-	(172,478)	(253,431)	(170,618)	(56,640)

Ending units	-	-	-	-	731,358	879,767	1,100,769	1,241,805

	NOTG4		NOTMG4		PMVSTA		PMVFHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(31,542)	(18,752)	(53,533)	(45,946)	1,368	-	1,258	3,449
Realized gain (loss) on investments	(92,373)	33,291	(83,272)	16,673	6,816	-	1,764	623
Change in unrealized gain (loss) on investments	442,599	(1,431,502)	485,890	(1,056,687)	(13,237)	-	3,983	(5,417)
Reinvested capital gains	-	51,584	-	222,994	41,994	-	453	661

Net increase (decrease) in contract owners’ equity resulting from operations	318,684	(1,365,379)	349,085	(862,966)	36,941	-	7,458	(684)

Equity transactions:
Purchase payments received from contract owners (note 3)	240,075	1,828,720	31,390	1,859,566	4,705,591	-	22,611	-
Transfers between funds	(175,164)	3,234,033	(338,397)	(794,364)	7,096,576	-	(35,308)	18,997
Redemptions (note 3)	(990,148)	(371,132)	(755,831)	(715,011)	(2,181,039)	-	(3,490)	(1,458)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(241)	(197)	(168)	(143)	(8,816)	-	-	-
Contingent deferred sales charges (note 2)	(1,596)	(880)	(184)	(1,384)	(107,175)	-	-	-
Adjustments to maintain reserves	(150)	(316)	(152)	(77)	(885)	-	(2)	(8)

Net equity transactions	(927,224)	4,690,228	(1,063,342)	348,587	9,504,252	-	(16,189)	17,531

Net change in contract owners’ equity	(608,540)	3,324,849	(714,257)	(514,379)	9,541,193	-	(8,731)	16,847
Contract owners’ equity beginning of period	10,832,301	7,507,452	8,995,509	9,509,888	-	-	130,620	113,773

Contract owners’ equity end of period	$10,223,761	10,832,301	8,281,252	8,995,509	9,541,193	-	121,889	130,620

CHANGES IN UNITS:
Beginning units	1,049,821	650,405	862,211	835,495	-	-	12,103	10,527
Units purchased	33,845	463,076	7,436	179,228	1,261,786	-	2,390	2,565
Units redeemed	(126,071)	(63,660)	(105,090)	(152,512)	(316,799)	-	(3,858)	(989)

Ending units	957,595	1,049,821	764,557	862,211	944,987	-	10,635	12,103

	PMVRA		ALVBWB		ALVGIB		ALVSVA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,672	5,005	7,149	9,585	(31,621)	(17,129)	122	832
Realized gain (loss) on investments	(1,085)	(33)	(2,635)	(3,864)	351,813	415,294	(9,282)	574
Change in unrealized gain (loss) on investments	4,872	(9,635)	(17,974)	(57,565)	(183,613)	(388,965)	85,016	(57,036)
Reinvested capital gains	-	-	34,097	53,907	305,098	-	17,789	40,135

Net increase (decrease) in contract owners’ equity resulting from operations	6,459	(4,663)	20,637	2,063	441,677	9,200	93,645	(15,495)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,363	76,266	21,539	14,449	194,304	94,912	161,231	15,172
Transfers between funds	22,164	13,846	(11,987)	66,533	(345,482)	(165,537)	262,267	66,741
Redemptions (note 3)	(22,225)	(397)	(10,803)	(83,972)	(621,438)	(864,938)	(31,380)	(12,699)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(216)	(78)	(3,545)	(3,431)	(362)	(401)	(313)	(296)
Contingent deferred sales charges (note 2)	-	-	-	-	(33)	(38)	-	-
Adjustments to maintain reserves	(31)	5	-	(3)	(162)	(143)	(6)	(9)

Net equity transactions	16,055	89,642	(4,796)	(6,424)	(773,173)	(936,145)	391,799	68,909

Net change in contract owners’ equity	22,514	84,979	15,841	(4,361)	(331,496)	(926,945)	485,444	53,414
Contract owners’ equity beginning of period	136,240	51,261	519,385	523,746	5,355,148	6,282,093	300,857	247,443

Contract owners’ equity end of period	$158,754	136,240	535,226	519,385	5,023,652	5,355,148	786,301	300,857

CHANGES IN UNITS:
Beginning units	15,317	5,579	40,380	41,081	223,475	261,769	23,874	18,476
Units purchased	4,488	9,835	1,666	6,369	11,128	8,627	29,639	6,654
Units redeemed	(2,746)	(97)	(2,045)	(7,070)	(43,315)	(46,921)	(3,319)	(1,256)

Ending units	17,059	15,317	40,001	40,380	191,288	223,475	50,194	23,874

	ALVSVB		ACVB		ACVCA		ACVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,195,932)	(1,041,011)	75,375	132,602	(712)	(949)	144,096	118,455
Realized gain (loss) on investments	2,586,967	1,886,772	18,601	227,112	269	5,647	970,817	773,221
Change in unrealized gain (loss) on investments	13,240,775	(23,138,228)	168,467	(4,968,647)	(4,306)	(8,234)	206,566	(3,381,445)
Reinvested capital gains	5,678,716	15,355,718	1,367,577	3,306,322	5,741	4,666	262,169	1,383,454

Net increase (decrease) in contract owners’ equity resulting from operations	20,310,526	(6,936,749)	1,630,020	(1,302,611)	992	1,130	1,583,648	(1,106,315)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,504,690	10,110,265	344,647	235,236	-	-	217,186	318,008
Transfers between funds	(237,280)	(3,077,924)	(124,347)	(262,969)	-	-	(34,350)	(523,640)
Redemptions (note 3)	(5,854,785)	(6,438,831)	(3,598,972)	(3,933,966)	(130)	-	(1,796,087)	(1,930,588)
Annuity benefits	-	-	(29,102)	(30,358)	(10,263)	(14,120)	(2,093)	(4,088)
Contract maintenance charges (note 2)	(533,069)	(512,378)	(13,115)	(14,149)	2	-	(6,035)	(6,409)
Contingent deferred sales charges (note 2)	(34,776)	(45,892)	(724)	(192)	-	-	(678)	(2,240)
Adjustments to maintain reserves	(954)	(807)	1,347	1,132	(28,123)	3,976	(128)	(80)

Net equity transactions	(156,174)	34,433	(3,420,266)	(4,005,266)	(38,514)	(10,144)	(1,622,185)	(2,149,037)

Net change in contract owners’ equity	20,154,352	(6,902,316)	(1,790,246)	(5,307,877)	(37,522)	(9,014)	(38,537)	(3,255,352)
Contract owners’ equity beginning of period	90,490,876	97,393,192	31,282,199	36,590,076	65,252	74,266	14,037,808	17,293,160

Contract owners’ equity end of period	$110,645,228	90,490,876	29,491,953	31,282,199	27,730	65,252	13,999,271	14,037,808

CHANGES IN UNITS:
Beginning units	2,884,800	2,879,983	952,327	1,071,298	-	-	774,518	888,260
Units purchased	722,704	547,102	36,285	38,835	-	-	47,566	61,732
Units redeemed	(728,305)	(542,285)	(138,706)	(157,806)	-	-	(132,083)	(175,474)

Ending units	2,879,199	2,884,800	849,906	952,327	-	-	690,001	774,518

	ACVIG2		ACVIP2		ACVI		ACVMV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$24,370	18,397	698,123	1,064,515	(25)	(87)	47,021	33,532
Realized gain (loss) on investments	330,602	614,583	(2,890,727)	(3,287,058)	(171)	(55)	603,951	779,195
Change in unrealized gain (loss) on investments	(52,138)	(1,315,875)	6,658,465	(7,372,147)	(312)	183	900,493	(1,508,195)
Reinvested capital gains	64,550	376,611	1,639,559	-	-	-	420,724	456,627

Net increase (decrease) in contract owners’ equity resulting from operations	367,384	(306,284)	6,105,420	(9,594,690)	(508)	41	1,972,189	(238,841)

Equity transactions:
Purchase payments received from contract owners (note 3)	56,728	31,703	10,398,384	15,324,657	1	-	528,485	333,245
Transfers between funds	(83,117)	(702,437)	4,505,855	(12,542,983)	-	-	4,281,001	(800,359)
Redemptions (note 3)	(536,196)	(711,523)	(17,826,827)	(19,538,206)	(1)	-	(1,752,010)	(1,411,880)
Annuity benefits	-	-	(1,471)	(2,578)	(1,282)	(1,439)	(1,288)	(1,277)
Contract maintenance charges (note 2)	(439)	(477)	(1,829,177)	(1,733,109)	-	-	(3,308)	(3,142)
Contingent deferred sales charges (note 2)	(1)	(50)	(80,848)	(120,359)	-	-	(1,253)	(3,559)
Adjustments to maintain reserves	(139)	(25)	(3,350)	(1,216)	647	653	(63)	319

Net equity transactions	(563,164)	(1,382,809)	(4,837,434)	(18,613,794)	(635)	(786)	3,051,564	(1,886,653)

Net change in contract owners’ equity	(195,780)	(1,689,093)	1,267,986	(28,208,484)	(1,143)	(745)	5,023,753	(2,125,494)
Contract owners’ equity beginning of period	3,616,427	5,305,520	218,776,734	246,985,218	7,951	8,696	8,075,891	10,201,385

Contract owners’ equity end of period	$3,420,647	3,616,427	220,044,720	218,776,734	6,808	7,951	13,099,644	8,075,891

CHANGES IN UNITS:
Beginning units	161,772	223,567	16,784,497	18,201,387	-	-	424,721	517,561
Units purchased	5,825	7,692	3,219,043	3,282,579	-	-	314,259	60,410
Units redeemed	(31,329)	(69,487)	(3,572,893)	(4,699,469)	-	-	(162,663)	(153,250)

Ending units	136,268	161,772	16,430,647	16,784,497	-	-	576,317	424,721

	ACVMV2		DVMCSS		DVSCS		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(42,778)	(65,005)	(210,260)	(247,159)	(420,553)	(613,460)	77,449	106,394
Realized gain (loss) on investments	4,158,883	7,817,920	(621,993)	(581,243)	3,225,136	8,590,448	768,401	2,028,925
Change in unrealized gain (loss) on investments	18,160,704	(17,395,005)	2,514,192	(2,747,265)	7,494,776	(16,426,226)	(3,122,970)	(4,702,409)
Reinvested capital gains	6,532,819	5,838,760	1,771,461	2,295,710	6,785,156	5,677,887	3,802,682	1,457,344

Net increase (decrease) in contract owners’ equity resulting from operations	28,809,628	(3,803,330)	3,453,400	(1,279,957)	17,084,515	(2,771,351)	1,525,562	(1,109,746)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,282,486	15,639,402	4,101,390	10,963,217	1,434,704	1,123,490	199,319	504,927
Transfers between funds	23,634,393	(8,323,966)	1,218,348	5,080,346	2,063,472	(5,473,365)	(2,037,875)	(1,485,513)
Redemptions (note 3)	(11,465,291)	(8,512,330)	(1,863,082)	(786,945)	(7,336,348)	(9,143,618)	(2,905,015)	(3,291,939)
Annuity benefits	-	-	(789)	-	(764)	(821)	(1,538)	(5,101)
Contract maintenance charges (note 2)	(713,257)	(638,228)	(62,724)	(40,660)	(280,187)	(285,207)	(9,219)	(10,316)
Contingent deferred sales charges (note 2)	(52,485)	(42,051)	(7,350)	(4,624)	(10,065)	(17,181)	(1,341)	(2,802)
Adjustments to maintain reserves	(2,192)	(622)	1,773	(294)	(1,130)	(242)	(982)	(18,940)

Net equity transactions	25,683,654	(1,877,795)	3,387,566	15,211,040	(4,130,318)	(13,796,944)	(4,756,651)	(4,309,684)

Net change in contract owners’ equity	54,493,282	(5,681,125)	6,840,966	13,931,083	12,954,197	(16,568,295)	(3,231,089)	(5,419,430)
Contract owners’ equity beginning of period	125,755,186	131,436,311	23,521,160	9,590,077	76,272,784	92,841,079	26,807,058	32,226,488

Contract owners’ equity end of period	$180,248,468	125,755,186	30,362,126	23,521,160	89,226,981	76,272,784	23,575,969	26,807,058

CHANGES IN UNITS:
Beginning units	5,648,494	5,721,471	2,257,127	882,717	2,597,922	3,031,376	1,207,976	1,396,574
Units purchased	2,753,791	1,775,884	810,910	2,192,457	399,901	335,272	20,176	39,616
Units redeemed	(1,680,153)	(1,848,861)	(498,080)	(818,047)	(533,438)	(768,726)	(230,594)	(228,214)

Ending units	6,722,132	5,648,494	2,569,957	2,257,127	2,464,385	2,597,922	997,558	1,207,976

	DCAPS		DVDLS		DGI		FCA2S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(138,387)	(104,181)	(11,446)	(14,838)	(15,807)	(71,154)	349	784
Realized gain (loss) on investments	2,144,770	3,854,441	83,721	66,902	249,989	435,469	(32,737)	(10,924)
Change in unrealized gain (loss) on investments	(11,251,935)	(13,578,279)	(60,440)	(107,644)	(716,575)	(1,672,433)	(12,777)	(57,447)
Reinvested capital gains	14,948,478	5,269,749	76,350	16,483	1,514,239	1,357,611	-	1,257

Net increase (decrease) in contract owners’ equity resulting from operations	5,702,926	(4,558,270)	88,185	(39,097)	1,031,846	49,493	(45,165)	(66,330)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,102,209	5,212,348	4,663	9,740	144,356	236,352	1,401	4,284
Transfers between funds	(6,773,540)	(7,178,957)	(177,010)	(48,371)	(282,507)	(159,091)	(35,355)	3,566
Redemptions (note 3)	(7,336,810)	(7,848,136)	(82,092)	(112,419)	(1,626,360)	(1,660,171)	(95,137)	(118,944)
Annuity benefits	-	-	(165)	(150)	(633)	(666)	-	-
Contract maintenance charges (note 2)	(689,093)	(693,250)	(150)	(157)	(6,517)	(7,035)	(81)	(93)
Contingent deferred sales charges (note 2)	(28,593)	(41,406)	(216)	(22)	(202)	(2,390)	-	-
Adjustments to maintain reserves	(785)	(726)	(26)	(63)	2,210	(2,332)	(42)	(85)

Net equity transactions	(12,726,612)	(10,550,127)	(254,996)	(151,442)	(1,769,653)	(1,595,333)	(129,214)	(111,272)

Net change in contract owners’ equity	(7,023,686)	(15,108,397)	(166,811)	(190,539)	(737,807)	(1,545,840)	(174,379)	(177,602)
Contract owners’ equity beginning of period	104,183,974	119,292,371	966,461	1,157,000	13,684,912	15,230,752	780,232	957,834

Contract owners’ equity end of period	$97,160,288	104,183,974	799,650	966,461	12,947,105	13,684,912	605,853	780,232

CHANGES IN UNITS:
Beginning units	5,048,905	5,545,660	50,639	58,484	615,539	686,816	52,107	58,869
Units purchased	292,532	635,637	28,848	3,791	10,129	15,982	708	1,479
Units redeemed	(887,675)	(1,132,392)	(43,652)	(11,636)	(89,468)	(87,259)	(9,764)	(8,241)

Ending units	4,453,762	5,048,905	35,835	50,639	536,200	615,539	43,051	52,107

	FQB		FQBS		FC2		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$160,761	209,132	412,587	548,048	-	-	2,768,472	5,651,155
Realized gain (loss) on investments	(36,280)	5,687	95,118	760,295	(20)	27	(9,488,260)	(3,947,043)
Change in unrealized gain (loss) on investments	57,456	(328,065)	(33,575)	(1,739,104)	-	-	32,964,682	(49,696,663)
Reinvested capital gains	-	-	-	-	-	-	19,084,179	31,090,684

Net increase (decrease) in contract owners’ equity resulting from operations	181,937	(113,246)	474,130	(430,761)	(20)	27	45,329,073	(16,901,867)

Equity transactions:
Purchase payments received from contract owners (note 3)	133,194	99,295	256,312	233,016	-	113	3,364,951	3,726,292
Transfers between funds	64,285	(211,166)	(632,575)	(761,097)	1	(113)	(3,594,792)	(6,356,694)
Redemptions (note 3)	(1,319,905)	(1,073,769)	(3,525,195)	(3,902,676)	-	-	(30,462,284)	(32,932,280)
Annuity benefits	-	-	-	-	-	-	(60,382)	(65,350)
Contract maintenance charges (note 2)	(2,062)	(2,501)	(10,926)	(11,815)	(1)	-	(121,078)	(130,787)
Contingent deferred sales charges (note 2)	(231)	(343)	(964)	(1,886)	-	-	(5,567)	(16,864)
Adjustments to maintain reserves	(48)	(106)	(328)	(273)	20	(27)	(27,185)	92

Net equity transactions	(1,124,767)	(1,188,590)	(3,913,676)	(4,444,731)	20	(27)	(30,906,337)	(35,775,591)

Net change in contract owners’ equity	(942,830)	(1,301,836)	(3,439,546)	(4,875,492)	-	-	14,422,736	(52,677,458)
Contract owners’ equity beginning of period	7,258,448	8,560,284	22,156,400	27,031,892	-	-	296,210,455	348,887,913

Contract owners’ equity end of period	$6,315,618	7,258,448	18,716,854	22,156,400	-	-	310,633,191	296,210,455

CHANGES IN UNITS:
Beginning units	471,546	547,230	1,625,167	1,947,824	-	-	4,910,640	5,488,782
Units purchased	29,155	38,348	90,014	143,965	-	-	88,198	76,295
Units redeemed	(100,388)	(114,032)	(370,635)	(466,622)	-	-	(573,568)	(654,437)

Ending units	400,313	471,546	1,344,546	1,625,167	-	-	4,425,270	4,910,640

	FVSS2		FHIP		FAMP		FB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(33,612)	(44,932)	1,810,358	2,580,342	105,155	238,409	706,640	-
Realized gain (loss) on investments	704,996	966,796	1,824,027	(866,316)	481,607	1,919,565	10,654	-
Change in unrealized gain (loss) on investments	(216,013)	(1,225,221)	2,090,642	(4,702,587)	(3,534,162)	(11,940,405)	577,919	-
Reinvested capital gains	-	5,949	-	-	4,683,835	8,661,223	38,775	-

Net increase (decrease) in contract owners’ equity resulting from operations	455,371	(297,408)	5,725,027	(2,988,561)	1,736,435	(1,121,208)	1,333,988	-

Equity transactions:
Purchase payments received from contract owners (note 3)	73,783	36,225	582,156	375,186	1,087,275	805,276	78,303,972	-
Transfers between funds	(294,957)	(195,050)	118,100	14,019,917	(1,327,465)	(1,847,603)	19,487,133	-
Redemptions (note 3)	(685,534)	(853,133)	(4,920,548)	(5,834,559)	(12,316,382)	(12,615,100)	(947,970)	-
Annuity benefits	(3,648)	(4,003)	(6,048)	(6,989)	(11,933)	(12,464)	-	-
Contract maintenance charges (note 2)	(685)	(802)	(19,126)	(19,497)	(55,775)	(60,775)	(31,542)	-
Contingent deferred sales charges (note 2)	(42)	(107)	(918)	(4,214)	(1,177)	(1,470)	(3,790)	-
Adjustments to maintain reserves	(54)	(131)	(3,989)	1,180	4,714	(22,689)	(84)	-

Net equity transactions	(911,137)	(1,017,001)	(4,250,373)	8,531,024	(12,620,743)	(13,754,825)	96,807,719	-

Net change in contract owners’ equity	(455,766)	(1,314,409)	1,474,654	5,542,463	(10,884,308)	(14,876,033)	98,141,707	-
Contract owners’ equity beginning of period	6,468,985	7,783,394	45,826,828	40,284,365	113,178,747	128,054,780	-	-

Contract owners’ equity end of period	$6,013,219	6,468,985	47,301,482	45,826,828	102,294,439	113,178,747	98,141,707	-

CHANGES IN UNITS:
Beginning units	214,890	247,059	1,461,345	1,237,260	2,678,898	2,990,233	-	-
Units purchased	9,586	12,584	95,319	554,531	28,476	32,237	9,607,762	-
Units redeemed	(39,365)	(44,753)	(221,794)	(330,446)	(326,937)	(343,572)	(194,412)	-

Ending units	185,111	214,890	1,334,870	1,461,345	2,380,437	2,678,898	9,413,350	-

	FNRS2		FEI2		FF10S		FF10S2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(906,161)	(489,770)	1,752,863	4,169,062	94	23,589	(387,151)	311,885
Realized gain (loss) on investments	174,154	1,835,028	(3,076,011)	(6,037,745)	195,205	176,483	3,842,859	880,545
Change in unrealized gain (loss) on investments	24,132,408	(23,194,101)	24,579,660	(39,418,884)	(112,435)	(310,677)	(482,711)	(6,500,594)
Reinvested capital gains	-	2,446,612	17,609,015	25,218,440	126,437	16,073	5,110,333	634,854

Net increase (decrease) in contract owners’ equity resulting from operations	23,400,401	(19,402,231)	40,865,527	(16,069,127)	209,301	(94,532)	8,083,330	(4,673,310)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,360,587	14,834,023	18,382,858	33,132,435	205,605	128,825	24,358,359	29,776,544
Transfers between funds	13,482,593	(674,585)	(7,131,472)	(1,155,442)	(258,862)	436,229	415,987	3,752,523
Redemptions (note 3)	(8,962,116)	(7,416,302)	(18,342,151)	(20,818,988)	(810,928)	(788,351)	(13,348,686)	(11,469,257)
Annuity benefits	(6,411)	(6,317)	(2,787)	(2,039)	(9,563)	(9,973)	(7,335)	(7,682)
Contract maintenance charges (note 2)	(8,610)	(8,655)	(1,181,233)	(1,124,334)	(1,628)	(1,777)	(2,479,086)	(2,130,772)
Contingent deferred sales charges (note 2)	(58,408)	(33,317)	(65,801)	(81,091)	(117)	(811)	(89,522)	(119,975)
Adjustments to maintain reserves	(8,446)	(1,113)	(1,123)	6,330	5,166	3,723	1,015	(6,435)

Net equity transactions	13,799,189	6,693,734	(8,341,709)	9,956,871	(870,327)	(232,135)	8,850,732	19,794,946

Net change in contract owners’ equity	37,199,590	(12,708,497)	32,523,818	(6,112,256)	(661,026)	(326,667)	16,934,062	15,121,636
Contract owners’ equity beginning of period	68,073,209	80,781,706	265,751,690	271,863,946	5,521,769	5,848,436	218,737,693	203,616,057

Contract owners’ equity end of period	$105,272,799	68,073,209	298,275,508	265,751,690	4,860,743	5,521,769	235,671,755	218,737,693

CHANGES IN UNITS:
Beginning units	5,226,773	4,822,302	12,561,654	12,097,661	392,304	408,253	14,703,373	13,432,500
Units purchased	2,417,999	1,917,396	1,617,323	2,996,765	75,762	72,486	2,726,203	3,068,138
Units redeemed	(1,488,191)	(1,512,925)	(2,003,323)	(2,532,772)	(135,751)	(88,435)	(2,160,150)	(1,797,265)

Ending units	6,156,581	5,226,773	12,175,654	12,561,654	332,315	392,304	15,269,426	14,703,373

	FF20S		FF20S2		FF30S		FF30S2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,577	35,126	(892,315)	442,989	8,949	29,819	(260,636)	(132,886)
Realized gain (loss) on investments	249,536	728,536	9,182,933	13,875,562	164,461	627,467	1,405,391	3,767,229
Change in unrealized gain (loss) on investments	(130,611)	(955,615)	(4,025,822)	(25,352,137)	(58,110)	(851,335)	(814,304)	(6,016,610)
Reinvested capital gains	314,764	45,043	14,214,693	2,027,403	385,128	54,751	2,371,567	317,579

Net increase (decrease) in contract owners’ equity resulting from operations	444,266	(146,910)	18,479,489	(9,006,183)	500,428	(139,298)	2,702,018	(2,064,688)

Equity transactions:
Purchase payments received from contract owners (note 3)	244,221	388,444	7,475,721	14,245,325	429,595	431,225	4,230,507	13,704,311
Transfers between funds	750,653	152,245	(5,558,095)	(3,967,334)	114,701	384,823	(4,007,441)	3,518,755
Redemptions (note 3)	(1,823,481)	(2,445,593)	(26,393,793)	(25,418,208)	(656,747)	(1,482,821)	(4,158,169)	(3,236,351)
Annuity benefits	-	-	(4,641)	-	-	-	(1,545)	-
Contract maintenance charges (note 2)	(3,697)	(4,151)	(4,762,238)	(4,670,494)	(4,761)	(4,599)	(5,575)	(5,966)
Contingent deferred sales charges (note 2)	(2,280)	(2,668)	(152,658)	(223,520)	(5,693)	(4,180)	(18,643)	(39,588)
Adjustments to maintain reserves	(54)	(66)	(3,128)	(611)	(77)	(67)	(1,022)	(394)

Net equity transactions	(834,638)	(1,911,789)	(29,398,832)	(20,034,842)	(122,982)	(675,619)	(3,961,888)	13,940,767

Net change in contract owners’ equity	(390,372)	(2,058,699)	(10,919,343)	(29,041,025)	377,446	(814,917)	(1,259,870)	11,876,079
Contract owners’ equity beginning of period	9,968,924	12,027,623	453,277,086	482,318,111	9,908,634	10,723,551	60,383,526	48,507,447

Contract owners’ equity end of period	$9,578,552	9,968,924	442,357,743	453,277,086	10,286,080	9,908,634	59,123,656	60,383,526

CHANGES IN UNITS:
Beginning units	720,167	854,239	29,292,814	30,591,200	705,477	751,039	3,821,754	2,999,411
Units purchased	101,596	87,930	1,303,923	2,442,325	67,955	100,684	432,485	1,809,128
Units redeemed	(160,681)	(222,002)	(3,198,244)	(3,740,711)	(76,929)	(146,246)	(680,608)	(986,785)

Ending units	661,082	720,167	27,398,493	29,292,814	696,503	705,477	3,573,631	3,821,754

	FGI2		FGP		FG2		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$841,030	-	(4,273,022)	(3,996,168)	(4,284,193)	(4,048,666)	128,086	187,567
Realized gain (loss) on investments	16,501	-	16,930,710	21,114,481	16,788,235	6,430,543	(63,681)	(59,460)
Change in unrealized gain (loss) on investments	4,025,814	-	(48,255,686)	(7,633,022)	(42,919,878)	2,598,101	437,157	(466,804)
Reinvested capital gains	-	-	32,918,908	11,640,815	26,433,334	7,318,156	7,506	13,716

Net increase (decrease) in contract owners’ equity resulting from operations	4,883,345	-	(2,679,090)	21,126,106	(3,982,502)	12,298,134	509,068	(324,981)

Equity transactions:
Purchase payments received from contract owners (note 3)	64,968,489	-	4,002,527	4,284,007	26,861,184	48,107,476	386,658	411,480
Transfers between funds	14,468,231	-	(6,479,308)	(2,942,011)	(30,759,229)	22,244,606	(167,435)	469,652
Redemptions (note 3)	(449,532)	-	(32,270,584)	(39,569,070)	(16,769,787)	(15,985,134)	(1,996,248)	(2,411,642)
Annuity benefits	-	-	(71,932)	(94,421)	(1,899)	(1,982)	(8,000)	(9,685)
Contract maintenance charges (note 2)	(27,869)	-	(166,996)	(180,989)	(1,019,577)	(912,750)	(5,447)	(4,710)
Contingent deferred sales charges (note 2)	(3,397)	-	(4,158)	(15,392)	(86,818)	(87,531)	(830)	(4,257)
Adjustments to maintain reserves	(38)	-	(42,902)	11,701	(1,039)	(940)	(100)	(180)

Net equity transactions	78,955,884	-	(35,033,353)	(38,506,175)	(21,777,165)	53,363,745	(1,791,402)	(1,549,342)

Net change in contract owners’ equity	83,839,229	-	(37,712,443)	(17,380,069)	(25,759,667)	65,661,879	(1,282,334)	(1,874,323)
Contract owners’ equity beginning of period	-	-	360,627,911	378,007,980	289,731,799	224,069,920	15,519,515	17,393,838

Contract owners’ equity end of period	$83,839,229	-	322,915,468	360,627,911	263,972,132	289,731,799	14,237,181	15,519,515

CHANGES IN UNITS:
Beginning units	-	-	4,110,706	4,557,714	11,626,758	9,433,261	1,099,872	1,212,588
Units purchased	7,748,794	-	71,466	82,693	2,469,689	4,486,449	117,608	165,205
Units redeemed	(297,585)	-	(474,939)	(529,701)	(3,398,043)	(2,292,952)	(240,492)	(277,921)

Ending units	7,451,209	-	3,707,233	4,110,706	10,698,404	11,626,758	976,988	1,099,872

	FIGBP2		FMCS		FMC2		FOP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,381,370	2,736,793	(170,030)	(211,307)	(3,145,376)	(3,628,860)	33,025	84,202
Realized gain (loss) on investments	138,477	1,307,909	(162,950)	458,641	6,245,524	6,522,433	(1,768,131)	1,142,012
Change in unrealized gain (loss) on investments	4,079,123	(12,319,154)	944,907	(3,523,896)	5,839,661	(44,817,934)	(2,201,865)	(1,638,546)
Reinvested capital gains	159,486	285,492	1,214,252	2,762,087	16,287,717	33,995,342	92,405	65,677

Net increase (decrease) in contract owners’ equity resulting from operations	7,758,456	(7,988,960)	1,826,179	(514,475)	25,227,526	(7,929,019)	(3,844,566)	(346,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	85,629,053	22,512,708	369,489	470,462	14,692,465	21,611,565	565,878	450,981
Transfers between funds	17,225,001	(7,582,529)	(1,567,500)	(1,170,720)	(10,591,060)	(11,600,430)	(1,132,421)	24,148,680
Redemptions (note 3)	(32,753,144)	(40,938,563)	(2,628,303)	(2,510,708)	(21,917,297)	(25,331,591)	(6,646,012)	(6,783,835)
Annuity benefits	(16,888)	(17,523)	(2,122)	(2,267)	(21,104)	(22,466)	(5,362)	(5,183)
Contract maintenance charges (note 2)	(2,401,100)	(2,274,390)	(5,795)	(6,668)	(1,334,216)	(1,297,677)	(26,690)	(27,539)
Contingent deferred sales charges (note 2)	(73,606)	(104,218)	(1,844)	(5,827)	(65,968)	(79,161)	(1,631)	(1,274)
Adjustments to maintain reserves	(1,045)	(1,043)	(6,944)	(535)	(1,144)	(1,094)	(4,681)	1,755

Net equity transactions	67,608,271	(28,405,558)	(3,843,019)	(3,226,263)	(19,238,324)	(16,720,854)	(7,250,919)	17,783,585

Net change in contract owners’ equity	75,366,727	(36,394,518)	(2,016,840)	(3,740,738)	5,989,202	(24,649,873)	(11,095,485)	17,436,930
Contract owners’ equity beginning of period	321,315,939	357,710,457	20,170,947	23,911,685	262,524,630	287,174,503	63,175,806	45,738,876

Contract owners’ equity end of period	$396,682,666	321,315,939	18,154,107	20,170,947	268,513,832	262,524,630	52,080,321	63,175,806

CHANGES IN UNITS:
Beginning units	23,352,303	25,450,183	1,253,696	1,445,012	7,545,203	7,982,432	2,102,387	1,559,134
Units purchased	11,128,987	4,899,981	55,144	79,012	721,904	1,221,497	33,894	805,932
Units redeemed	(6,654,928)	(6,997,861)	(289,123)	(270,328)	(1,271,139)	(1,658,726)	(284,132)	(262,679)

Ending units	27,826,362	23,352,303	1,019,717	1,253,696	6,995,968	7,545,203	1,852,149	2,102,387

	FO2		FVSS		GVSSCS		GVGMNS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(237,735)	99,714	(14,129)	(18,809)	1,132	(360)	(113,570)	(122,355)
Realized gain (loss) on investments	(1,194,090)	48,313	329,306	431,931	(6,115)	(266)	(34,855)	18,038
Change in unrealized gain (loss) on investments	(4,569,151)	(5,978,602)	23,600	(623,085)	26,003	(18,627)	374,107	(699,350)
Reinvested capital gains	143,989	91,566	-	4,356	5,008	15,372	-	175,562

Net increase (decrease) in contract owners’ equity resulting from operations	(5,856,987)	(5,739,009)	338,777	(205,607)	26,028	(3,881)	225,682	(628,105)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,864,492	6,935,733	93,526	69,328	46,924	92,333	1,516,530	2,007,746
Transfers between funds	(657,360)	89,883,316	(168,095)	(203,626)	19,739	10,834	(525,736)	336,474
Redemptions (note 3)	(6,123,376)	(4,714,696)	(501,261)	(592,479)	(13,017)	(105)	(494,328)	(342,582)
Annuity benefits	(1,097)	(646)	-	-	-	-	(1,576)	(837)
Contract maintenance charges (note 2)	(504,795)	(333,645)	(1,644)	(1,907)	(97)	(91)	(450)	(371)
Contingent deferred sales charges (note 2)	(23,733)	(15,028)	(162)	(466)	-	-	(1,635)	(830)
Adjustments to maintain reserves	(942)	6,117	(61)	(51)	(10)	(10)	(201)	(54)

Net equity transactions	(1,446,811)	91,761,151	(577,697)	(729,201)	53,539	102,961	492,604	1,999,546

Net change in contract owners’ equity	(7,303,798)	86,022,142	(238,920)	(934,808)	79,567	99,080	718,286	1,371,441
Contract owners’ equity beginning of period	87,668,028	1,645,886	4,774,145	5,708,953	119,599	20,519	8,022,467	6,651,026

Contract owners’ equity end of period	$80,364,230	87,668,028	4,535,225	4,774,145	199,166	119,599	8,740,753	8,022,467

CHANGES IN UNITS:
Beginning units	4,070,933	73,649	221,601	253,492	9,328	1,553	742,713	571,852
Units purchased	683,422	4,573,906	13,743	9,529	5,911	8,059	177,225	262,790
Units redeemed	(759,928)	(576,622)	(40,470)	(41,420)	(2,565)	(284)	(131,038)	(91,929)

Ending units	3,994,427	4,070,933	194,874	221,601	12,674	9,328	788,900	742,713

	GVSIA		OVIGS		OVMS		OVCAFS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$125	63	(257,230)	(155,704)	316,385	300,591	-	-
Realized gain (loss) on investments	-	-	(460,440)	(145,110)	(339,097)	(317,385)	(12)	51
Change in unrealized gain (loss) on investments	(98)	(130)	(1,341,672)	(1,400,694)	1,179,055	(116,217)	-	-
Reinvested capital gains	-	-	717,496	1,333,620	-	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	27	(67)	(1,341,846)	(367,888)	1,156,343	(133,011)	8	51

Equity transactions:
Purchase payments received from contract owners (note 3)	-	7,658	7,629,718	10,697,381	199,941	298,668	5	-
Transfers between funds	-	-	3,101,814	7,715,994	(63,939)	(426,673)	24	-
Redemptions (note 3)	-	-	(1,450,775)	(916,257)	(2,948,286)	(2,653,154)	-	-
Annuity benefits	-	-	-	-	(8,613)	(10,561)	-	-
Contract maintenance charges (note 2)	-	-	(141,180)	(73,491)	(14,012)	(15,123)	(29)	-
Contingent deferred sales charges (note 2)	-	-	(13,767)	(3,398)	(508)	(297)	-	-
Adjustments to maintain reserves	(1)	(3)	(445)	(322)	414	113	(8)	(51)

Net equity transactions	(1)	7,655	9,125,365	17,419,907	(2,835,003)	(2,807,027)	(8)	(51)

Net change in contract owners’ equity	26	7,588	7,783,519	17,052,019	(1,678,660)	(2,940,038)	-	-
Contract owners’ equity beginning of period	7,588	-	27,034,360	9,982,341	31,174,625	34,114,663	-	-

Contract owners’ equity end of period	$7,614	7,588	34,817,879	27,034,360	29,495,965	31,174,625	-	-

CHANGES IN UNITS:
Beginning units	770	-	2,958,757	1,107,744	1,007,502	1,097,053	-	-
Units purchased	-	770	1,625,532	2,181,378	16,728	20,148	-	-
Units redeemed	-	-	(606,389)	(330,365)	(107,419)	(109,699)	-	-

Ending units	770	770	3,977,900	2,958,757	916,811	1,007,502	-	-

	OVB		OVGS		OVGSS		OVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$531,261	690,573	(337,233)	(51,004)	(745,611)	(520,018)	4,349	7,017
Realized gain (loss) on investments	(1,788,116)	(1,915,639)	637,098	3,677,194	(2,454,535)	484,619	(30,169)	(40,396)
Change in unrealized gain (loss) on investments	1,727,041	1,154,055	(11,450,143)	(9,309,711)	(5,806,408)	(5,502,881)	(7,883)	(12,510)
Reinvested capital gains	-	-	8,617,596	10,174,784	6,747,665	7,276,058	15,325	69,557

Net increase (decrease) in contract owners’ equity resulting from operations	470,186	(71,011)	(2,532,682)	4,491,263	(2,258,889)	1,737,778	(18,378)	23,668

Equity transactions:
Purchase payments received from contract owners (note 3)	362,329	290,616	1,452,450	1,531,548	5,597,293	15,191,820	42,098	215,270
Transfers between funds	(631,946)	(395,865)	(3,821,703)	(807,596)	(6,010,098)	1,829,534	22,758	(348,686)
Redemptions (note 3)	(3,054,434)	(2,854,259)	(14,382,079)	(16,513,222)	(8,559,499)	(10,235,829)	(55,424)	(103,162)
Annuity benefits	(8,553)	(6,870)	(20,933)	(30,336)	(20,457)	(20,648)	-	-
Contract maintenance charges (note 2)	(9,375)	(10,404)	(44,589)	(50,824)	(5,641)	(6,216)	(1,570)	(918)
Contingent deferred sales charges (note 2)	(150)	(282)	(2,398)	(6,344)	(19,024)	(8,746)	-	-
Adjustments to maintain reserves	3,850	3,611	(19,654)	13,222	10,667	(11,168)	(14)	(8)

Net equity transactions	(3,338,279)	(2,973,453)	(16,838,906)	(15,863,552)	(9,006,759)	6,738,747	7,848	(237,504)

Net change in contract owners’ equity	(2,868,093)	(3,044,464)	(19,371,588)	(11,372,289)	(11,265,648)	8,476,525	(10,530)	(213,836)
Contract owners’ equity beginning of period	23,388,687	26,433,151	144,281,826	155,654,115	109,536,726	101,060,201	597,685	811,521

Contract owners’ equity end of period	$20,520,594	23,388,687	124,910,238	144,281,826	98,271,078	109,536,726	587,155	597,685

CHANGES IN UNITS:
Beginning units	1,172,022	1,314,492	2,550,963	2,845,391	3,696,242	3,464,478	54,413	76,193
Units purchased	74,598	126,806	46,822	78,121	359,461	923,339	13,105	24,717
Units redeemed	(240,818)	(269,276)	(352,473)	(372,549)	(675,097)	(691,575)	(12,623)	(46,497)

Ending units	1,005,802	1,172,022	2,245,312	2,550,963	3,380,606	3,696,242	54,895	54,413

	OVGI		OVGIS		OVSC		OVSCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(21,158)	(49,151)	(1,323,150)	(1,839,758)	(54,050)	(31,558)	(1,175,763)	(898,129)
Realized gain (loss) on investments	1,032,545	1,125,457	13,602,674	19,660,940	(386,061)	162,137	2,978,870	5,284,357
Change in unrealized gain (loss) on investments	(1,266,205)	(2,718,565)	(17,663,763)	(45,806,517)	1,221,333	(1,807,300)	7,995,475	(25,476,705)
Reinvested capital gains	1,403,124	1,935,780	22,474,084	31,120,729	250,595	1,148,716	3,451,561	13,881,347

Net increase (decrease) in contract owners’ equity resulting from operations	1,148,306	293,521	17,089,845	3,135,394	1,031,817	(528,005)	13,250,143	(7,209,130)

Equity transactions:
Purchase payments received from contract owners (note 3)	348,375	442,594	11,755,142	9,461,948	372,285	200,425	6,195,949	11,366,342
Transfers between funds	981,229	(1,011,278)	(1,573,903)	(1,540,982)	460,915	(25,536)	(6,874,029)	933,541
Redemptions (note 3)	(1,900,864)	(1,771,374)	(19,640,177)	(28,190,021)	(1,277,779)	(1,163,662)	(6,999,693)	(6,724,574)
Annuity benefits	(3,116)	(3,125)	(6,333)	(5,177)	(642)	(692)	(12,086)	(9,525)
Contract maintenance charges (note 2)	(6,686)	(6,911)	(1,062,670)	(1,038,665)	(1,824)	(2,005)	(384,613)	(357,780)
Contingent deferred sales charges (note 2)	(2,095)	(4,960)	(46,768)	(82,848)	(302)	(2,793)	(20,947)	(40,007)
Adjustments to maintain reserves	(116)	(93)	(2,868)	(973)	(81)	(37)	(6,183)	(676)

Net equity transactions	(583,273)	(2,355,147)	(10,577,577)	(21,396,718)	(447,428)	(994,300)	(8,101,602)	5,167,321

Net change in contract owners’ equity	565,033	(2,061,626)	6,512,268	(18,261,324)	584,389	(1,522,305)	5,148,541	(2,041,809)
Contract owners’ equity beginning of period	11,791,184	13,852,810	196,109,846	214,371,170	6,746,016	8,268,321	90,718,860	92,760,669

Contract owners’ equity end of period	$12,356,217	11,791,184	202,622,114	196,109,846	7,330,405	6,746,016	95,867,401	90,718,860

CHANGES IN UNITS:
Beginning units	774,547	925,786	8,384,656	9,304,134	425,587	484,310	2,845,336	2,686,320
Units purchased	123,386	87,750	1,462,689	1,661,080	90,493	104,262	416,667	975,630
Units redeemed	(161,939)	(238,989)	(1,923,566)	(2,580,558)	(118,939)	(162,985)	(669,068)	(816,614)

Ending units	735,994	774,547	7,923,779	8,384,656	397,141	425,587	2,592,935	2,845,336

	OVAG		OVSB		OVSBS		PMVAAD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(125,618)	(139,530)	63,986	108,918	270,827	371,265	376,147	706,395
Realized gain (loss) on investments	597,430	634,539	(57,186)	(104,762)	(250,735)	(104,041)	(1,253,885)	(1,090,486)
Change in unrealized gain (loss) on investments	(1,150,019)	(1,013,132)	78,989	(109,521)	388,386	(669,600)	5,262,887	(4,686,578)
Reinvested capital gains	736,944	959,115	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	58,737	440,992	85,789	(105,365)	408,478	(402,376)	4,385,149	(5,070,669)

Equity transactions:
Purchase payments received from contract owners (note 3)	299,820	269,190	151,659	120,735	89,829	231,386	1,976,694	4,877,158
Transfers between funds	(846,715)	2,026,212	207,045	1,399,379	(307,963)	1,270,306	(1,235,949)	(4,908,429)
Redemptions (note 3)	(1,171,228)	(1,573,557)	(470,130)	(874,865)	(1,194,350)	(940,469)	(2,833,014)	(3,440,268)
Annuity benefits	(118)	(123)	-	-	(118)	(134)	(3,238)	(1,632)
Contract maintenance charges (note 2)	(4,985)	(5,332)	(314)	(312)	(617)	(724)	(1,489)	(1,585)
Contingent deferred sales charges (note 2)	(1,788)	(3,715)	(417)	(2,840)	(217)	(944)	(9,883)	(6,097)
Adjustments to maintain reserves	672	(858)	(45)	(58)	(254)	(220)	(426)	(320)

Net equity transactions	(1,724,342)	711,817	(112,202)	642,039	(1,413,690)	559,201	(2,107,305)	(3,481,173)

Net change in contract owners’ equity	(1,665,605)	1,152,809	(26,413)	536,674	(1,005,212)	156,825	2,277,844	(8,551,842)
Contract owners’ equity beginning of period	10,612,710	9,459,901	1,868,234	1,331,560	9,324,759	9,167,934	41,537,836	50,089,678

Contract owners’ equity end of period	$8,947,105	10,612,710	1,841,821	1,868,234	8,319,547	9,324,759	43,815,680	41,537,836

CHANGES IN UNITS:
Beginning units	1,168,293	1,096,038	190,671	131,093	964,234	911,480	4,507,663	4,859,868
Units purchased	72,946	331,793	43,474	167,424	77,490	241,713	669,749	762,621
Units redeemed	(265,443)	(259,538)	(55,298)	(107,846)	(219,910)	(188,959)	(895,464)	(1,114,826)

Ending units	975,796	1,168,293	178,847	190,671	821,814	964,234	4,281,948	4,507,663

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(116,856)	(32,894)	(518,363)	7,680,320	1,333,009	10,519,321	442	3,048
Realized gain (loss) on investments	(1,653,999)	(708,690)	(924,259)	1,213,506	(1,858,001)	210,970	(5,958)	(9,777)
Change in unrealized gain (loss) on investments	1,614,844	(1,156,584)	486,725	(14,521,666)	3,563,617	(18,087,780)	15,905	(15,353)
Reinvested capital gains	-	55,761	-	-	-	3,336,855	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(156,011)	(1,842,407)	(955,897)	(5,627,840)	3,038,625	(4,020,634)	10,389	(22,082)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,806,717	1,159,017	27,579,776	47,025,228	31,475,433	38,352,522	-	13,965
Transfers between funds	(589,469)	549,962	7,845,912	7,268,679	2,043,108	(1,298,611)	8,542	9,836
Redemptions (note 3)	(2,456,028)	(1,903,574)	(29,472,633)	(32,216,157)	(19,698,856)	(17,981,937)	(7,417)	(18,121)
Annuity benefits	-	-	(1,789)	(1,884)	(1,132)	(189)	-	-
Contract maintenance charges (note 2)	(1,155)	(931)	(3,607,455)	(3,282,990)	(2,106,113)	(1,901,104)	-	-
Contingent deferred sales charges (note 2)	(13,729)	(7,824)	(180,937)	(171,545)	(151,118)	(146,024)	-	-
Adjustments to maintain reserves	119	(1,855)	2,238	(20,399)	24,501	(41,332)	(6)	(3)

Net equity transactions	(1,253,545)	(205,205)	2,165,112	18,600,932	11,585,823	16,983,325	1,119	5,677

Net change in contract owners’ equity	(1,409,556)	(2,047,612)	1,209,215	12,973,092	14,624,448	12,962,691	11,508	(16,405)
Contract owners’ equity beginning of period	20,050,860	22,098,472	417,366,077	404,392,985	311,213,634	298,250,943	63,449	79,854

Contract owners’ equity end of period	$18,641,304	20,050,860	418,575,292	417,366,077	325,838,082	311,213,634	74,957	63,449

CHANGES IN UNITS:
Beginning units	1,869,995	1,884,511	36,964,975	35,370,950	29,606,252	28,020,955	11,828	11,020
Units purchased	1,141,771	381,146	9,117,309	10,009,185	7,850,470	8,165,078	1,920	4,314
Units redeemed	(1,288,547)	(395,662)	(8,946,344)	(8,415,160)	(6,773,131)	(6,579,781)	(1,535)	(3,506)

Ending units	1,723,219	1,869,995	37,135,940	36,964,975	30,683,591	29,606,252	12,213	11,828

	PMVEBD		PMVHYD		PVGIB		PVGOB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$225,601	159,478	12,438	4,913	6,242	7,724	(1,701)	-
Realized gain (loss) on investments	(131,516)	(259,638)	(149)	(8,567)	282,522	117,392	584	-
Change in unrealized gain (loss) on investments	445,758	(69,158)	15,888	(3,864)	(131,309)	(325,487)	7,288	-
Reinvested capital gains	-	24,197	-	1,364	57,514	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	539,843	(145,121)	28,177	(6,154)	214,969	(200,371)	6,171	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,688,150	1,965,116	142,600	46,998	224	16,377	-	-
Transfers between funds	1,438,486	(1,518,989)	78,796	(26,452)	(336,974)	(141,897)	1,050,468	-
Redemptions (note 3)	(441,049)	(458,755)	(881)	(1,200)	(178,615)	(192,198)	(38,506)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(324)	(175)	-	-	(305)	(321)	(25)	-
Contingent deferred sales charges (note 2)	(4,245)	(7,352)	-	-	-	(110)	-	-
Adjustments to maintain reserves	(459)	(1,317)	(81)	(86)	(49)	(106)	(7)	-

Net equity transactions	2,680,559	(21,472)	220,434	19,260	(515,719)	(318,255)	1,011,930	-

Net change in contract owners’ equity	3,220,402	(166,593)	248,611	13,106	(300,750)	(518,626)	1,018,101	-
Contract owners’ equity beginning of period	4,624,115	4,790,708	85,656	72,550	1,965,355	2,483,981	-	-

Contract owners’ equity end of period	$7,844,517	4,624,115	334,267	85,656	1,664,605	1,965,355	1,018,101	-

CHANGES IN UNITS:
Beginning units	529,314	525,844	8,419	6,985	104,940	120,962	-	-
Units purchased	466,504	310,693	24,350	46,110	1,723	2,110	102,352	-
Units redeemed	(191,018)	(307,223)	(3,417)	(44,676)	(28,695)	(18,132)	(3,847)	-

Ending units	804,800	529,314	29,352	8,419	77,968	104,940	98,505	-

	PVTIGB		PVTVB		ACEG2		AVBV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(5,536)	(658)	(1,060)	(3,073)	(65,656)	(82,981)	-	-
Realized gain (loss) on investments	(20,924)	(368)	(156,782)	279,336	428,314	714,644	-	-
Change in unrealized gain (loss) on investments	20,611	2,120	114,687	(645,950)	(801,101)	(505,095)	-	-
Reinvested capital gains	-	-	41,692	285,355	397,799	29,018	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,849)	1,094	(1,463)	(84,332)	(40,644)	155,586	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	729,797	-	692	13,335	38,610	42,442	1,558	-
Transfers between funds	704,654	(20,941)	(1,075,185)	(660,027)	(983,344)	20,816	(1,558)	-
Redemptions (note 3)	(34,361)	(31,525)	(84,845)	(301,800)	(549,667)	(933,729)	-	-
Annuity benefits	-	-	-	-	(193)	(199)	-	-
Contract maintenance charges (note 2)	(96)	(24)	(164)	(241)	(1,393)	(1,488)	-	-
Contingent deferred sales charges (note 2)	-	(48)	-	(30)	(100)	(256)	-	-
Adjustments to maintain reserves	(36)	(4)	(6)	(114)	(138)	(251)	-	-

Net equity transactions	1,399,958	(52,542)	(1,159,508)	(948,877)	(1,496,225)	(872,665)	-	-

Net change in contract owners’ equity	1,394,109	(51,448)	(1,160,971)	(1,033,209)	(1,536,869)	(717,079)	-	-
Contract owners’ equity beginning of period	211,545	262,993	1,160,971	2,194,180	5,438,964	6,156,043	-	-

Contract owners’ equity end of period	$1,605,654	211,545	-	1,160,971	3,902,095	5,438,964	-	-

CHANGES IN UNITS:
Beginning units	11,987	14,651	55,063	96,479	372,457	435,498	-	-
Units purchased	95,584	-	792	3,305	37,343	138,048	(314)	-
Units redeemed	(10,883)	(2,664)	(55,855)	(44,721)	(143,991)	(201,089)	314	-

Ending units	96,688	11,987	-	55,063	265,809	372,457	-	-

	VYDS		ROCSC		RVARS		TRBCG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(996)	(3,045)	4,377	1,039	(252,011)	(145,427)	-	-
Realized gain (loss) on investments	104,384	54,505	(37,684)	(8,755)	114,785	285,134	206	5
Change in unrealized gain (loss) on investments	(112,715)	(117,441)	31,066	(101,092)	(210,701)	(135,026)	13	-
Reinvested capital gains	14,326	48,566	54,581	68,603	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,999	(17,415)	52,340	(40,205)	(347,927)	4,681	219	5

Equity transactions:
Purchase payments received from contract owners (note 3)	6,988	20	40,376	5,000	1,959,513	4,180,702	(3,873)	2,665
Transfers between funds	(41,723)	(73,395)	(34,086)	24,692	(310,024)	(1,618,847)	(6,937)	(3,051)
Redemptions (note 3)	(176,028)	(27,873)	(6,945)	(54,510)	(827,782)	(1,236,323)	10,925	388
Annuity benefits	-	-	-	-	(1,691)	(881)	-	-
Contract maintenance charges (note 2)	(63)	(72)	(174)	(161)	(687)	(1,141)	(109)	(1)
Contingent deferred sales charges (note 2)	-	-	-	-	(4,300)	(23,627)	-	-
Adjustments to maintain reserves	7	8	(7)	(1)	(282)	(163)	(225)	(6)

Net equity transactions	(210,819)	(101,312)	(836)	(24,980)	814,747	1,299,720	(219)	(5)

Net change in contract owners’ equity	(205,820)	(118,727)	51,504	(65,185)	466,820	1,304,401	-	-
Contract owners’ equity beginning of period	378,872	497,599	287,775	352,960	15,542,526	14,238,125	-	-

Contract owners’ equity end of period	$173,052	378,872	339,279	287,775	16,009,346	15,542,526	-	-

CHANGES IN UNITS:
Beginning units	18,880	23,756	25,239	27,191	1,522,175	1,396,728	-	-
Units purchased	348	1	4,580	3,647	423,775	737,272	(917)	-
Units redeemed	(10,804)	(4,877)	(5,117)	(5,599)	(342,996)	(611,825)	917	-

Ending units	8,424	18,880	24,702	25,239	1,602,954	1,522,175	-	-

	TREI2		TRHS2		VWHAS		VWBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$126	-	(3,746,067)	(4,356,891)	(460,591)	(454,359)	(104,286)	494,380
Realized gain (loss) on investments	167	-	19,930,511	23,408,737	(6,935,915)	(5,767,765)	(472,116)	(381,735)
Change in unrealized gain (loss) on investments	(3)	-	(52,424,848)	(18,326,044)	18,949,667	(5,868,582)	966,910	(1,517,915)
Reinvested capital gains	3	-	1,633,521	21,738,017	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	293	-	(34,606,883)	22,463,819	11,553,161	(12,090,706)	390,508	(1,405,270)

Equity transactions:
Purchase payments received from contract owners (note 3)	7	-	21,592,404	54,103,497	4,928,184	4,614,167	48,885	48,722
Transfers between funds	35	-	(40,919,629)	14,145,514	10,951,547	796,674	(238,844)	(91,496)
Redemptions (note 3)	-	-	(22,137,100)	(25,068,663)	(4,377,717)	(2,680,616)	(792,647)	(930,019)
Annuity benefits	-	-	(2,352)	(973)	(1,361)	(699)	(3,563)	(3,749)
Contract maintenance charges (note 2)	(42)	-	(20,338)	(21,347)	(2,920)	(1,823)	(3,353)	(3,766)
Contingent deferred sales charges (note 2)	-	-	(97,708)	(90,672)	(37,088)	(34,393)	(69)	(15)
Adjustments to maintain reserves	(293)	-	(1,261)	(720)	(638)	(713)	668	516

Net equity transactions	(293)	-	(41,585,984)	43,066,636	11,460,007	2,692,597	(988,923)	(979,807)

Net change in contract owners’ equity	-	-	(76,192,867)	65,530,455	23,013,168	(9,398,109)	(598,415)	(2,385,077)
Contract owners’ equity beginning of period	-	-	289,506,798	223,976,343	20,119,766	29,517,875	8,000,846	10,385,923

Contract owners’ equity end of period	$-	-	213,313,931	289,506,798	43,132,934	20,119,766	7,402,431	8,000,846

CHANGES IN UNITS:
Beginning units	-	-	9,260,603	7,927,446	3,711,701	3,558,339	391,393	435,528
Units purchased	-	-	2,305,302	5,073,149	6,556,049	2,798,729	3,521	8,198
Units redeemed	-	-	(3,786,944)	(3,739,992)	(4,620,844)	(2,645,367)	(50,026)	(52,333)

Ending units	-	-	7,778,961	9,260,603	5,646,906	3,711,701	344,888	391,393

	VWEM		VWHA		WRPMAV		WRPMCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(138,995)	(167,960)	(195,143)	(394,546)	46,661	(37,291)	3,108	(7,905)
Realized gain (loss) on investments	(599,416)	1,063,071	(1,546,779)	(2,558,732)	(37,839)	7,893	(7,299)	9,652
Change in unrealized gain (loss) on investments	491,709	(5,447,022)	8,634,000	(7,295,214)	(279,474)	(132,356)	(50,661)	(49,844)
Reinvested capital gains	87,449	1,233,628	-	-	491,661	-	73,390	4,728

Net increase (decrease) in contract owners’ equity resulting from operations	(159,253)	(3,318,283)	6,892,078	(10,248,492)	221,009	(161,754)	18,538	(43,369)

Equity transactions:
Purchase payments received from contract owners (note 3)	255,977	304,119	(147)	-	1,471,357	3,303,356	19,699	1,377,447
Transfers between funds	(596,352)	(1,074,947)	(1,006,469)	(3,232,804)	(85,263)	(52,076)	(443,609)	1,741
Redemptions (note 3)	(2,108,035)	(2,358,057)	(2,097,063)	(3,748,156)	(427,787)	(218,728)	(21,784)	(165,861)
Annuity benefits	(1,872)	(2,931)	(1,253)	(1,487)	-	-	-	-
Contract maintenance charges (note 2)	(6,469)	(8,036)	(8,695)	(10,402)	(84,169)	(56,604)	(20,970)	(9,476)
Contingent deferred sales charges (note 2)	(256)	(2,261)	(1,537)	(3,373)	-	-	-	-
Adjustments to maintain reserves	195	13	(25)	(192)	(5)	2	8	(18)

Net equity transactions	(2,456,812)	(3,142,100)	(3,115,189)	(6,996,414)	874,133	2,975,950	(466,656)	1,203,833

Net change in contract owners’ equity	(2,616,065)	(6,460,383)	3,776,889	(17,244,906)	1,095,142	2,814,196	(448,118)	1,160,464
Contract owners’ equity beginning of period	17,761,703	24,222,086	17,645,061	34,889,967	9,959,012	7,144,816	2,365,851	1,205,387

Contract owners’ equity end of period	$15,145,638	17,761,703	21,421,950	17,645,061	11,054,154	9,959,012	1,917,733	2,365,851

CHANGES IN UNITS:
Beginning units	809,875	937,328	1,147,129	1,659,729	898,769	637,519	219,006	110,570
Units purchased	37,585	130,104	4,662	49,759	135,351	290,467	2,906	131,124
Units redeemed	(148,242)	(257,557)	(183,440)	(562,359)	(55,460)	(29,217)	(45,794)	(22,688)

Ending units	699,218	809,875	968,351	1,147,129	978,660	898,769	176,118	219,006

	WRPMMV		WRASP		WRHIP		WRMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,275	(24,719)	(2,221,987)	(3,357,534)	4,827,670	4,611,395	(1,035,384)	(1,005,980)
Realized gain (loss) on investments	(19,258)	8,602	(12,202,647)	1,006,936	(3,043,953)	(2,029,241)	164,565	752,172
Change in unrealized gain (loss) on investments	(117,244)	(56,479)	4,931,900	(67,578,255)	9,676,013	(10,865,936)	186,565	(9,500,860)
Reinvested capital gains	250,048	-	-	43,675,279	-	1,049,199	3,555,019	4,853,274

Net increase (decrease) in contract owners’ equity resulting from operations	124,821	(72,596)	(9,492,734)	(26,253,574)	11,459,730	(7,234,583)	2,870,765	(4,901,394)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,518,214	1,621,690	8,124,280	38,379,376	9,415,788	17,287,872	6,866,241	12,759,973
Transfers between funds	(315,474)	(955)	(35,776,874)	(20,241,717)	1,415,157	(15,057,872)	(3,622,335)	1,693,381
Redemptions (note 3)	(1,044,295)	(89,762)	(17,392,385)	(21,375,120)	(8,455,209)	(7,372,222)	(3,834,856)	(3,257,627)
Annuity benefits	-	-	(10,074)	(5,936)	(819)	-	-	-
Contract maintenance charges (note 2)	(56,404)	(43,903)	(9,395)	(9,980)	(3,266)	(3,893)	(225,202)	(182,453)
Contingent deferred sales charges (note 2)	-	-	(44,136)	(106,941)	(23,696)	(32,221)	(22,901)	(15,201)
Adjustments to maintain reserves	(8)	(9)	(1,171)	(67)	(967)	(591)	(739)	(556)

Net equity transactions	102,033	1,487,061	(45,109,755)	(3,360,385)	2,346,988	(5,178,927)	(839,792)	10,997,517

Net change in contract owners’ equity	226,854	1,414,465	(54,602,489)	(29,613,959)	13,806,718	(12,413,510)	2,030,973	6,096,123
Contract owners’ equity beginning of period	6,406,819	4,992,354	231,919,428	261,533,387	80,299,007	92,712,517	63,141,063	57,044,940

Contract owners’ equity end of period	$6,633,673	6,406,819	177,316,939	231,919,428	94,105,725	80,299,007	65,172,036	63,141,063

CHANGES IN UNITS:
Beginning units	581,842	449,506	16,605,015	16,864,654	7,441,642	7,890,294	5,000,233	4,185,462
Units purchased	142,780	151,133	1,264,976	3,223,565	2,427,230	3,786,932	1,015,251	1,599,854
Units redeemed	(129,880)	(18,797)	(4,615,971)	(3,483,204)	(2,225,208)	(4,235,584)	(1,075,763)	(785,083)

Ending units	594,742	581,842	13,254,020	16,605,015	7,643,664	7,441,642	4,939,721	5,000,233

	WRPAP		WRPCP		WRPMP		WRPMAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$471	1,056	24,570	25,008	273,205	405,749	602,922	951,111
Realized gain (loss) on investments	(79)	(113)	(93,770)	32,351	(177,850)	293,778	(84,947)	318,395
Change in unrealized gain (loss) on investments	(2,759)	(5,700)	(58,011)	(277,790)	(1,550,674)	(3,250,176)	(2,904,000)	(5,684,191)
Reinvested capital gains	4,334	4,592	199,303	214,625	2,373,487	2,547,182	4,399,437	4,265,020

Net increase (decrease) in contract owners’ equity resulting from operations	1,967	(165)	72,092	(5,806)	918,168	(3,467)	2,013,412	(149,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	10,166	658,538	861,682	896,699	2,185,210	3,320,859
Transfers between funds	627	3,666	(15,724)	302,282	(965,033)	(623,500)	(1,643,726)	(451,619)
Redemptions (note 3)	-	-	(540,810)	(741,112)	(2,222,962)	(1,079,252)	(2,076,605)	(2,645,228)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(24,920)	(21,103)	(205,958)	(209,063)	(344,222)	(329,227)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(13)	(15)	6	(9)	(32)	(1)	(18)

Net equity transactions	629	3,653	(571,303)	198,611	(2,532,280)	(1,015,148)	(1,879,344)	(105,233)

Net change in contract owners’ equity	2,596	3,488	(499,211)	192,805	(1,614,112)	(1,018,615)	134,068	(254,898)
Contract owners’ equity beginning of period	44,650	41,162	3,404,241	3,211,436	31,022,321	32,040,936	51,134,710	51,389,608

Contract owners’ equity end of period	$47,246	44,650	2,905,030	3,404,241	29,408,209	31,022,321	51,268,778	51,134,710

CHANGES IN UNITS:
Beginning units	3,648	3,358	248,999	234,969	2,066,616	2,132,566	3,272,222	3,277,315
Units purchased	59	357	25,090	69,411	87,285	60,829	174,743	231,456
Units redeemed	(9)	(67)	(66,643)	(55,381)	(256,155)	(126,779)	(295,368)	(236,549)

Ending units	3,698	3,648	207,446	248,999	1,897,746	2,066,616	3,151,597	3,272,222

	WRPMCP		SVDF		SVOF		WFVSCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$64,751	82,599	(492)	(548)	2,028	(3,527)	(1,076,279)	(1,207,719)
Realized gain (loss) on investments	(57,194)	17,406	1,299	1,185	13,178	15,355	(5,095,775)	5,174,714
Change in unrealized gain (loss) on investments	(340,543)	(693,263)	(1,466)	(7,406)	(14,284)	(55,323)	3,353,810	(17,756,198)
Reinvested capital gains	522,163	592,957	2,696	5,707	27,312	31,081	6,502,685	9,358,055

Net increase (decrease) in contract owners’ equity resulting from operations	189,177	(301)	2,037	(1,062)	28,234	(12,414)	3,684,441	(4,431,148)

Equity transactions:
Purchase payments received from contract owners (note 3)	175,263	352,684	-	-	-	(8)	5,687,235	14,891,343
Transfers between funds	(767,603)	(63,225)	-	-	-	(7)	(9,688,872)	2,632,330
Redemptions (note 3)	(390,298)	(321,809)	(162)	-	-	8	(4,707,869)	(6,143,161)
Annuity benefits	-	-	(1,847)	(2,130)	(24,404)	(24,683)	-	-
Contract maintenance charges (note 2)	(50,273)	(49,158)	3	-	-	-	(258,928)	(249,930)
Contingent deferred sales charges (note 2)	-	-	-	-	-	7	(27,583)	(48,357)
Adjustments to maintain reserves	(21)	26	191	76	(14,380)	(806)	(861)	(670)

Net equity transactions	(1,032,932)	(81,482)	(1,815)	(2,054)	(38,784)	(25,489)	(8,996,878)	11,081,555

Net change in contract owners’ equity	(843,755)	(81,783)	222	(3,116)	(10,550)	(37,903)	(5,312,437)	6,650,407
Contract owners’ equity beginning of period	7,500,314	7,582,097	36,468	39,584	267,496	305,399	73,872,903	67,222,496

Contract owners’ equity end of period	$6,656,559	7,500,314	36,690	36,468	256,946	267,496	68,560,466	73,872,903

CHANGES IN UNITS:
Beginning units	521,289	526,562	-	-	-	-	3,360,935	2,922,620
Units purchased	12,298	24,267	-	-	-	-	818,311	2,078,290
Units redeemed	(83,104)	(29,540)	-	-	-	-	(1,239,994)	(1,639,975)

Ending units	450,483	521,289	-	-	-	-	2,939,252	3,360,935

	WFVOG2		HVIE		WFVTRB		FHIPR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(265)	(549)	-	241,398	108	114	-	(31,823)
Realized gain (loss) on investments	762	3,838	-	(2,010,252)	3,717	272	-	(381,077)
Change in unrealized gain (loss) on investments	(2,722)	(8,680)	-	(937,336)	193	(3,805)	-	1,113,929
Reinvested capital gains	916	5,803	-	3,144,189	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,309)	412	-	437,999	4,018	(3,419)	-	701,029

Equity transactions:
Purchase payments received from contract owners (note 3)	1,548	-	-	52,065	-	-	-	177,404
Transfers between funds	-	-	-	(15,189,041)	(309,669)	-	-	(16,865,441)
Redemptions (note 3)	(16,705)	(11,258)	-	(78,992)	-	-	-	(917,293)
Annuity benefits	-	-	-	-	-	-	-	(31)
Contract maintenance charges (note 2)	(3)	(3)	-	(17,624)	-	-	-	(1,488)
Contingent deferred sales charges (note 2)	-	-	-	(1,168)	-	-	-	(479)
Adjustments to maintain reserves	(15)	2	-	(48)	(2)	(1)	-	(103)

Net equity transactions	(15,175)	(11,259)	-	(15,234,808)	(309,671)	(1)	-	(17,607,431)

Net change in contract owners’ equity	(16,484)	(10,847)	-	(14,796,809)	(305,653)	(3,420)	-	(16,906,402)
Contract owners’ equity beginning of period	33,009	43,856	-	14,796,809	305,653	309,073	-	16,906,402

Contract owners’ equity end of period	$16,525	33,009	-	-	-	305,653	-	-

CHANGES IN UNITS:
Beginning units	1,680	2,235	-	1,319,092	21,348	21,348	-	1,207,106
Units purchased	88	-	-	86,903	-	-	-	86,979
Units redeemed	(918)	(555)	-	(1,405,995)	(21,348)	-	-	(1,294,085)

Ending units	850	1,680	-	-	-	21,348	-	-

	FOPR		FO2R		CAF		CAF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(102,020)	-	(432,836)	(90,292)	(356,619)	(171,043)	(595,671)
Realized gain (loss) on investments	-	1,869,206	-	19,532,138	10,905,268	2,934,948	(8,595,081)	2,678,690
Change in unrealized gain (loss) on investments	-	278,657	-	(11,898,863)	(13,969,219)	(5,756,721)	126,132	(11,043,400)
Reinvested capital gains	-	-	-	-	2,877,890	4,400,333	7,989,427	10,363,172

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,045,843	-	7,200,439	(276,353)	1,221,941	(650,565)	1,402,791

Equity transactions:
Purchase payments received from contract owners (note 3)	-	148,169	-	2,825,384	140,526	845,116	937,971	9,901,241
Transfers between funds	-	(24,578,018)	-	(87,542,558)	(33,439,070)	(566,845)	(58,587,981)	(1,452,139)
Redemptions (note 3)	-	(864,098)	-	(2,245,462)	(1,078,307)	(3,692,562)	(540,934)	(3,086,087)
Annuity benefits	-	(125)	-	(585)	(2,811)	(5,733)	-	-
Contract maintenance charges (note 2)	-	(2,561)	-	(145,317)	(8,834)	(22,989)	(76,537)	(305,275)
Contingent deferred sales charges (note 2)	-	(1,278)	-	(6,303)	(404)	(1,071)	(6,144)	(54,027)
Adjustments to maintain reserves	-	(2,907)	-	(2,959)	(30,304)	790	(167)	(393)

Net equity transactions	-	(25,300,818)	-	(87,117,800)	(34,419,204)	(3,443,294)	(58,273,792)	5,003,320

Net change in contract owners’ equity	-	(23,254,975)	-	(79,917,361)	(34,695,557)	(2,221,353)	(58,924,357)	6,406,111
Contract owners’ equity beginning of period	-	23,254,975	-	79,917,361	34,695,557	36,916,910	58,924,357	52,518,246

Contract owners’ equity end of period	$-	-	-	-	-	34,695,557	-	58,924,357

CHANGES IN UNITS:
Beginning units	-	1,359,984	-	5,519,852	1,160,643	1,270,746	4,058,798	3,719,227
Units purchased	-	20,367	-	578,458	8,089	51,392	125,585	1,291,641
Units redeemed	-	(1,380,351)	-	(6,098,310)	(1,168,732)	(161,495)	(4,184,383)	(952,070)

Ending units	-	-	-	-	-	1,160,643	-	4,058,798

	AMTG		WFVSMV		MIGSC		AMFAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(171)	-	(49)	-	12,546	-	(46,147)
Realized gain (loss) on investments	-	4,396	-	1,830	-	1,818,159	-	(258,195)
Change in unrealized gain (loss) on investments	-	(3,500)	-	(2,371)	-	(2,402,104)	-	(251,931)
Reinvested capital gains	-	-	-	-	-	642,774	-	514,444

Net increase (decrease) in contract owners’ equity resulting from operations	-	725	-	(590)	-	71,375	-	(41,829)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(2)	-	-	-	909	-	31,136
Transfers between funds	-	2	-	294	-	(7,243,071)	-	(3,248,930)
Redemptions (note 3)	-	-	-	(6,988)	-	(399,884)	-	(433,386)
Annuity benefits	-	(3,062)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(142)	-	(949)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(4)	-	(32)
Adjustments to maintain reserves	-	(12,612)	-	6	-	(66)	-	(121)

Net equity transactions	-	(15,674)	-	(6,688)	-	(7,642,258)	-	(3,652,282)

Net change in contract owners’ equity	-	(14,949)	-	(7,278)	-	(7,570,883)	-	(3,694,111)
Contract owners’ equity beginning of period	-	14,949	-	7,278	-	7,570,883	-	3,694,111

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	631	-	315,243	-	186,362
Units purchased	-	-	-	55	-	1,132	-	64,722
Units redeemed	-	-	-	(686)	-	(316,375)	-	(251,084)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

Franklin High Income Securities Fund: Class 2 (FTVHI2)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

FEDERATED INVESTORS

Managed Tail Risk Fund II: Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund: Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect, Destination Architect 2.0 or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-II Options	BOA IV	BOA Vision	Schwab Income Choice	Schwab Custom Solutions	NEBA
Variable Account Charges - Recurring	1.30%	1.40%	0.65%	0.95%	0.80%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit	-	-	-	-	-
One-Year Enhanced	-	-	0.20%	0.10%	-
Combination Enhanced	-	-	-	0.40%(10)	-
Return of Premium	-	-	0.10%	-	-
Beneficiary Protector II Option	-	-	-	0.35%(11)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-	-
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)	-	-
Capital Preservation and Income Options:	-	-	-	-	-
Capital Preservation Plus Option	-	-	-	0.50%(30)	-
Nationwide Lifetime Income Rider	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)	-	-

Maximum Variable Account Charges*	1.30%	1.40%	2.15%	2.20%	0.80%

Nationwide Variable Account-II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges-Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:	-	-	-	-	-	-	-
Four Year CDSC	0.30%(3)	0.50%(3)	-	-	0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)	-	-	0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge	-	-	0.50%(54)	0.50%(54)	-	-	-
Death Benefit Options-Allows enhanced provisions in place of the standard death benefit	-	-	-	-	-	-	-
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced III	-	-	0.65% (70)(71)	-	-	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(72)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)	-	0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-	-	-	-
Capital Preservation and Income Options:	-	-	-	-	-	-	-
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider	-	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00% (18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%	-	1.50% (49)(51) (53)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50% (49)(51) (53)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge	-	-	1.50%(62)	1.50%(62)	-	-	-
Nationwide Lifetime Income Track Charge	-	-	1.50%(61)	1.50%(61)	-	-	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40% (50)(51) (53)(60)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40% (50)(51) (53)(60)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge	-	-	0.40%(63)	0.40%(63)	-	-	-
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.40%(64)	-	-	0.40%(2)
Spousal Continuation Option Fee	-	-	-	-	-	0.10%	-
Extra Value Options (EV):	-	-	-	-	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force	-	-	-	-	-	-	-
3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account-II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges-Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit	-	-	-	-	-	-	-
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III	-	0.65% (70)(71)	-	0.65% (70)(71)	-	-	-
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40% (10)(67)	0.30% (10)(42)	0.65%	0.65%(72)	-	0.30% (10)(73)	0.30%(10)
Return of Premium	-	-	-	-	-	-	-
Spousal Protection Annuity Option - Allows a surviving	-	-	-	-	-	-	-
spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse	-	-	-	-	-	-	-
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-	-	-	-
Capital Preservation and Income Options:	-	-	-	-	-	-	-
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider ....	-	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00% (18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	-	1.50%(49)(51)(53)	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50% (49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option	-	-	-	1.50%(62)	1.50%(62)	-	-
Nationwide Lifetime Income Track Option	-	-	-	1.50%(61)	1.50%(61)	-	-
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	-	0.15%(42)	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40% (50)(51)(53)(60)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40% (50)(51) (53)(60)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option	-	-	-	0.40%(63)	0.40%(63)	-	-
Joint Option for the Nationwide Lifetime Income Track Option	-	-	-	0.40%(64)	0.40%(64)	-	-
Extra Value Options (EV):	-	-	-	-	-	-	-
Fee assessed to assets of the variable account and to	-	-	-	-	-	-	-
allocations made to the fixed account or guaranteed term	-	-	-	-	-	-	-
options in exchange for application of Extra Value Credit	-	-	-	-	-	-	-
of purchase payments made during the first 12 months	-	-	-	-	-	-	-

contract is in force	-	-	-	-	-	-	-
3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destination EV	Destination EV 2.0	Destination EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place	-	-	-	-	-	-
of the standard death benefit	-	-	-	-	-	-
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III	-	0.65%(70)(71)	-	-	0.65%(70)(71)	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit	-	-	-	-	-	-
payable, the contract will be credited an additional amount	-	-	-	-	-	-
Nationwide Lifetime Income Rider	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	1.00% (18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00% (18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%	-	1.50%(49) (51)(53)	1.00%	-	1.50%(49) (51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49) (51)(53)	-	-	1.50%(49) (51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option	-	1.50%(62)	1.50%(62)	-	1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option	-	1.5%(61)	1.50%(61)	-	1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)	-	0.40%(50) (51)(53)(60)	0.30%(36)	-	0.40%(50) (51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50) (51)(53)(60)	-	-	0.40%(50) (51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option	-	0.40%(63)	0.40%(63)	-	0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option	-	0.40%(64)	0.40%(64)	-	0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	-	-	-	-	-	-

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator- NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place	-	-	-	-
of the standard death benefit	-	-	-	-
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III	-	0.65%(70) (71)	-	-
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit	-	-	-	-
payable, the contract will be credited an additional amount	-	-	-	-
Nationwide Lifetime Income Rider	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51) (53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51) (53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51) (53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49) (51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option	-	1.50%(62)	-	1.50%(62)
Nationwide Lifetime Income Track Option	-	1.50%(61)	-	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51) (53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51) (53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50) (51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50) (51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-	-	-
Joint Option for the Nationwide Lifetime Income Capture Option	-	0.40%(63)	-	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option	-	0.40%(64)	-	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1)	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
(2)	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.
(3)	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4)	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.
(5)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
(6)	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.
(7)	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
(8)	The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.
(9)	The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.
(10)	The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.
(11)	The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.
(12)	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.
(13)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.
(14)	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.
(15)	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.
(16)	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.
(17)	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
(18)	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
(19)	No longer available for purchase
(20)	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
(21)	Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
(22)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(23)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(24)	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
(25)	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
(26)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.
(27)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(29)	For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.
(30)	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
(31)	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.
(32)	The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(33)	The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
(34)	For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.
(35)	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
(36)	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(37)	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
(38)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(39)	Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.
(40)	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.
(41)	The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(42)	No longer available.
(43)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(44)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(45)	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(46)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(47)	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
(48)	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
(49)	Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.
(50)	The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.
(51)	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(52)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(53)	For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”
(54)	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:

Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55)	Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.
(56)	The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.
(57)	The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.
(58)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”
(59)	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.
(60)	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.
(61)	Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
(62)	Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.
(63)	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.
(64)	The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base
(65)	Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option
(66)	Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option
(67)	Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option
(68)	Only available until state approval is received for the One-Month Enhanced Death Benefit II Option
(69)	The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
(70)	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
(71)	Available beginning January 12, 2015, or the date of state approval (whichever is later).
(72)	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
(73)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	HVSIT	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF

0.40%	$681,096	$177	$-	$187	$-	$146	$1,160	$-
0.60%	126,431	297	-	270	-	-	616	-
0.65%	264,986	625	-	-	-	-	-	-
0.75%	725,125	569	-	-	-	-	-	-
0.80%	195,277	-	-	-	-	-	-	-
0.85%	995,508	117	-	-	-	-	-	-

0.95%	272,930	-	1,302	-	-	-	-	-
1.05%	237,689	-	1,684	-	-	-	-	-
1.10%	10,829,282	3,961	-	-	8	-	-	-
1.15%	54,232,548	14,315	-	-	3,029	-	-	-
1.20%	312,396	-	-	-	-	-	-	-
1.25%	4,188,010	423	-	-	81	-	-	-
1.30%	205,977,571	87,279	-	-	24,157	-	-	142,377
1.35%	13,717,619	4,667	-	-	1,788	-	-	-
1.40%	13,690,283	429	-	-	179	-	-	-
1.45%	4,580,058	553	-	-	-	-	-	-
1.50%	55,879,709	31,186	-	-	43,167	-	-	-
1.55%	35,274,575	8,859	-	-	673	-	-	-
1.60%	12,470,456	12,337	-	-	20,646	-	-	-
1.65%	10,120,686	7,463	-	-	2,311	-	-	-
1.70%	1,477,514	37	-	-	-	-	-	-
1.75%	131,572,924	51,956	-	-	49,790	-	-	-
1.80%	7,920,857	3,629	-	-	14,288	-	-	-
1.85%	25,211,206	16,029	-	-	12,256	-	-	-
1.90%	2,263,635	11	-	-	-	-	-	-
1.95%	44,408,718	37,418	-	-	57,361	-	-	-
2.00%	5,934,602	1,010	-	-	1,741	-	-	-
2.05%	6,960,124	4,384	-	-	9,600	-	-	-
2.10%	6,096,929	4,313	-	-	5,234	-	-	-
2.15%	2,814,745	1,108	-	-	101	-	-	-
2.20%	11,431,245	8,143	-	-	24,960	-	-	-
2.25%	1,157,191	-	-	-	3,345	-	-	-
2.30%	5,999,194	5,328	-	-	8,495	-	-	-
2.35%	2,715,323	1,289	-	-	-	-	-	-
2.40%	6,008,622	1,995	-	-	25,229	-	-	-
2.45%	1,058,632	-	-	-	778	-	-	-
2.50%	4,349,040	928	-	-	979	-	-	-
2.55%	981,012	4,212	-	-	2,901	-	-	-
2.60%	149,246	-	-	-	263	-	-	-
2.65%	449,674	-	-	-	192	-	-	-
2.70%	241,217	-	-	-	-	-	-	-
2.75%	422,019	-	-	-	36,766	-	-	-
2.80%	80,658	-	-	-	-	-	-	-
2.85%	207,718	-	-	-	-	-	-	-
2.90%	21,411	-	-	-	-	-	-	-
2.95%	41,966	-	-	-	-	-	-	-
3.00%	56,435	-	-	-	-	-	-	-
3.05%	10,765	-	-	-	-	-	-	-
3.10%	5,425	-	-	-	-	-	-	-
3.40%	1,691	-	-	-	-	-	-	-

Totals	$694,821,973	$315,047	$2,986	$457	$350,318	$146	$1,776	$142,377

	AFHY	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM

0.40%	$-	$2,111	$-	$-	$340	$940	$4,884	$-
0.60%	-	-	-	-	294	-	3,293	-
0.65%	-	-	-	-	-	-	92	-
0.75%	-	-	-	-	-	-	2,013	16,009
0.80%	-	-	-	-	-	-	558	-
0.85%	-	-	-	-	-	-	3,538	17,232
0.95%	-	-	-	-	-	-	7,042	9,653
1.05%	-	-	-	-	-	-	1,801	19,277
1.10%	-	-	-	-	1,381	668	25,235	-
1.15%	-	229,732	-	1,534	17,022	12,984	100,229	-
1.20%	-	-	-	-	-	-	608	-
1.25%	-	-	-	623	613	430	28,883	-
1.30%	10,367	4,268,540	9,689	22,215	925,707	943,265	584,308	-

1.35%	-	82,348	-	1,194	6,839	3,108	108,089	2,914
1.40%	-	-	-	1,383	5,813	3,500	47,456	-
1.45%	-	-	-	1,813	4,673	2,032	33,072	-
1.50%	-	1,210,050	-	26,309	199,959	240,438	1,212,934	-
1.55%	-	-	-	5,560	8,863	4,762	185,128	-
1.60%	-	169,014	-	11,866	14,195	33,655	394,590	-
1.65%	-	108,265	-	8,452	33,948	32,742	109,189	-
1.70%	-	584	-	67	41	132	14,391	-
1.75%	-	2,980,350	-	9,358	221,859	202,604	1,006,257	-
1.80%	-	94,753	-	887	16,456	33,402	166,519	-
1.85%	-	702,799	-	11,877	76,459	82,117	105,291	-
1.90%	-	-	-	-	133	1,369	4,929	-
1.95%	-	727,052	-	24,533	106,504	151,457	969,740	-
2.00%	-	39,204	-	-	3,132	3,312	43,025	-
2.05%	-	145,000	-	688	13,010	16,899	73,022	-
2.10%	-	77,642	-	1,458	14,142	7,205	97,299	-
2.15%	-	1,252	-	702	671	1,775	53,162	-
2.20%	-	378,171	-	1,803	5,852	8,109	250,460	-
2.25%	-	26,593	-	31	82	1,646	22,587	-
2.30%	-	90,546	-	4,419	5,828	7,098	108,269	-
2.35%	-	-	-	-	165	145	2,192	-
2.40%	-	190,347	-	5,185	13,103	23,557	220,523	-
2.45%	-	5,880	-	685	805	609	18,082	-
2.50%	-	78,907	-	385	41,113	45,299	14,522	-
2.55%	-	611	-	-	755	85	20,182	-
2.60%	-	-	-	-	-	-	2,264	-
2.65%	-	-	-	-	-	46	2,030	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	7,401	-	-	-	-	15,141	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	200	-	-	277	358	882	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$10,367	$11,617,352	$9,689	$143,027	$1,740,034	$1,865,748	$6,063,711	$65,085

	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	FTVIS2

0.40%	$1,689	$838	$-	$391	$-	$2,214	$1,182	$417
0.60%	1,179	1,071	-	-	-	307	2,529	1,274
0.65%	-	-	-	1,318	-	-	-	158
0.75%	-	-	-	10,624	-	-	-	4,823
0.80%	-	-	12,488	-	2,552	-	-	821
0.85%	-	-	-	24,081	-	-	-	4,382
0.95%	-	-	-	20,372	-	-	-	1,877
1.05%	-	-	-	17,998	-	-	-	2,185
1.10%	-	115	-	41,578	-	-	-	17,245
1.15%	-	18,640	-	275,189	-	16,660	-	210,262
1.20%	-	-	-	9,645	-	-	-	103
1.25%	-	996	-	26,648	-	659	-	30,508
1.30%	-	99,341	1,931,775	228,778	390,706	61,373	-	501,356
1.35%	-	12,094	-	72,574	-	29,806	-	129,722
1.40%	-	3,834	888,786	15,430	103,462	959	-	104,495
1.45%	-	1,525	-	66,468	-	3,331	-	29,186
1.50%	-	67,489	-	194,047	-	88,257	-	510,162
1.55%	-	9,547	-	223,289	-	10,149	-	167,420
1.60%	-	35,066	-	63,309	-	44,025	-	314,611
1.65%	-	11,994	-	40,693	-	26,942	-	82,099

1.70%	-	205	-	9,158	-	147	-	14,909
1.75%	-	80,175	-	383,448	-	45,824	-	510,476
1.80%	-	7,877	-	30,485	-	18,910	-	126,616
1.85%	-	26,089	-	76,192	-	13,688	-	83,971
1.90%	-	2,349	-	8,990	-	412	-	1,214
1.95%	-	95,422	-	65,993	-	86,723	-	474,433
2.00%	-	3,740	-	16,087	-	3,160	-	24,987
2.05%	-	20,290	-	15,057	-	18,711	-	27,532
2.10%	-	7,119	-	21,058	-	6,503	-	48,713
2.15%	-	2,979	-	2,780	-	31	-	18,620
2.20%	-	33,294	-	40,328	-	5,232	-	72,354
2.25%	-	1,357	-	4,174	-	2,356	-	28,758
2.30%	-	13,111	-	22,484	-	2,293	-	47,449
2.35%	-	984	-	2,220	-	2,133	-	-
2.40%	-	30,412	-	1,489	-	31,769	-	138,530
2.45%	-	1,784	-	2,146	-	3,379	-	19,773
2.50%	-	6,940	-	-	-	1,466	-	6,389
2.55%	-	3,038	-	5,086	-	-	-	42,630
2.60%	-	-	-	-	-	-	-	600
2.65%	-	126	-	109	-	2,325	-	2,275
2.70%	-	-	-	-	-	-	-	-
2.75%	-	216	-	-	-	335	-	53,319
2.80%	-	-	-	-	-	403	-	1,224
2.85%	-	1,047	-	-	-	-	-	396
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,868	$601,104	$2,833,049	$2,039,716	$496,720	$530,482	$3,711	$3,858,274

	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2

0.40%	$-	$300	$2,124	$-	$-	$967	$2,663	$1,294
0.60%	-	-	1,073	-	-	1,867	294	820
0.65%	-	683	-	-	-	133	64	-
0.75%	-	1,919	-	100	576	1,911	447	-
0.80%	-	938	-	344	285	984	21	-
0.85%	-	6,015	-	101	-	2,229	-	-
0.95%	2,268	3,561	-	52	1,687	1,540	115	-
1.05%	2,864	1,186	-	508	661	2,345	432	-
1.10%	963	23,950	-	2,815	19,119	6,349	2,758	-
1.15%	113,667	215,519	-	21,381	117,188	107,486	24,517	-
1.20%	1,096	12,190	-	25	625	404	-	-
1.25%	30,599	22,306	-	1,856	13,900	11,115	4,564	-
1.30%	2,403	161,864	-	15,444	21,762	290,585	163,919	-
1.35%	26,064	61,301	-	5,744	24,076	47,239	23,819	-
1.40%	14,037	35,209	-	9,278	10,807	50,995	4,732	-
1.45%	21,023	30,225	-	2,356	20,498	27,624	3,126	-
1.50%	25,616	63,353	-	6,585	26,763	235,518	256,650	-
1.55%	143,828	233,256	-	34,036	95,216	88,893	31,446	-
1.60%	12,955	38,712	-	1,882	12,722	188,799	137,900	-
1.65%	3,750	33,056	-	1,326	9,303	32,062	29,390	-
1.70%	10,195	7,721	-	688	8,214	5,379	1,305	-
1.75%	51,516	298,294	-	22,941	126,981	246,643	232,038	-
1.80%	47,540	16,439	-	4,522	13,231	80,138	47,093	-
1.85%	9,814	26,581	-	728	7,017	49,289	29,611	-
1.90%	13,575	4,406	-	1,464	2,771	182	-	-
1.95%	14,885	47,455	-	5,618	17,656	215,997	223,512	-
2.00%	197	15,345	-	26	13,606	9,906	22,773	-

2.05%	6,937	7,092	-	453	1,928	18,777	36,741	-
2.10%	5,881	17,228	-	920	9,082	11,065	15,638	-
2.15%	1,197	13,731	-	1,934	4,238	14,523	3,922	-
2.20%	6,621	20,419	-	188	6,815	50,956	61,025	-
2.25%	524	935	-	89	1,541	5,791	6,003	-
2.30%	700	9,226	-	1,267	3,176	15,964	37,848	-
2.35%	-	11,480	-	146	6,948	378	2,467	-
2.40%	79	68	-	20	52	28,503	42,079	-
2.45%	312	2,314	-	-	289	3,092	5,693	-
2.50%	214	1,815	-	131	1,027	5,352	11,039	-
2.55%	-	5,157	-	-	520	4,126	5,020	-
2.60%	-	41	-	-	12	718	-	-
2.65%	573	345	-	213	118	978	2,861	-
2.70%	-	615	-	-	-	-	-	-
2.75%	-	-	-	-	175	51	-	-
2.80%	-	426	-	-	-	-	179	-
2.85%	-	-	-	-	-	276	-	-
2.90%	-	91	-	-	-	-	-	-
2.95%	-	168	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$571,893	$1,452,935	$3,197	$145,181	$600,585	$1,867,129	$1,473,704	$2,114

	FTVHI2	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS

0.40%	$212	$104	$-	$475	$-	$-	$541	$161
0.60%	668	-	-	491	-	-	461	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	78	1,315	-	-	-	-	-
0.80%	-	-	481	-	589	-	-	-
0.85%	-	75	4,149	-	-	-	-	-
0.95%	-	-	899	-	-	14,176	-	-
1.05%	-	-	-	-	-	30,353	-	-
1.10%	-	145	3,457	-	-	170	-	1,581
1.15%	-	3,741	28,790	-	-	14,895	-	20,396
1.20%	-	-	560	-	-	17	-	-
1.25%	-	62	7,051	-	-	7,143	-	1,410
1.30%	-	47,456	41,658	-	140,304	133	-	195,618
1.35%	-	2,570	11,167	-	-	-	-	7,129
1.40%	-	308	2,499	-	43,596	1,531	-	5,548
1.45%	-	159	3,462	-	-	4,282	-	5,790
1.50%	-	35,016	13,237	-	-	10,163	-	46,464
1.55%	-	661	26,453	-	-	13,593	-	11,878
1.60%	-	8,548	3,151	-	-	3,495	-	37,713
1.65%	-	4,733	2,214	-	-	-	-	7,196
1.70%	-	182	773	-	-	4,660	-	64
1.75%	-	41,454	44,988	-	-	13,258	-	119,753
1.80%	-	3,223	3,143	-	-	1,858	-	22,816
1.85%	-	6,470	6,125	-	-	723	-	21,455
1.90%	-	-	1,957	-	-	-	-	3,170
1.95%	-	41,343	15,888	-	-	36	-	71,280
2.00%	-	429	2,643	-	-	-	-	2,030
2.05%	-	3,315	968	-	-	1,625	-	4,500
2.10%	-	8,287	17,060	-	-	762	-	8,822
2.15%	-	2,720	1,971	-	-	2,794	-	1,541
2.20%	-	4,805	3,529	-	-	1,289	-	3,596
2.25%	-	782	373	-	-	-	-	166
2.30%	-	13,546	2,146	-	-	-	-	3,826
2.35%	-	403	2,198	-	-	-	-	4,787

2.40%	-	5,833	-	-	-	-	-	5,168
2.45%	-	444	17	-	-	-	-	778
2.50%	-	1,463	354	-	-	-	-	5,946
2.55%	-	4,847	1,339	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	62	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	213	140	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	435
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$880	$243,477	$256,155	$966	$184,489	$126,956	$1,002	$621,017

	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC

0.40%	$1,459	$1,772	$-	$1,615	$39	$-	$710	$189
0.60%	517	1,836	-	607	-	-	-	541
0.65%	912	-	-	-	-	-	25	-
0.75%	4,108	441	479	-	-	-	333	-
0.80%	4,910	803	1,482	-	-	-	-	-
0.85%	8,168	2,980	1,751	-	-	-	30	-
0.95%	8,884	841	5,389	-	-	592	-	-
1.05%	10,820	474	3,502	-	-	-	-	-
1.10%	22,304	2,161	2,687	821	-	51	67	-
1.15%	204,390	29,513	66,148	9,225	1,219	15,275	8,986	-
1.20%	275	-	-	-	-	87	-	-
1.25%	17,443	1,840	9,033	540	126	7,849	610	-
1.30%	420,451	203,105	175,517	58,592	16,533	511	74,965	-
1.35%	68,700	18,217	19,136	3,370	882	2,708	6,443	-
1.40%	58,504	22,983	31,525	759	340	1,234	2,754	-
1.45%	16,294	7,150	7,294	2,343	277	1,987	781	-
1.50%	144,697	136,278	53,024	66,624	7,195	7,697	61,307	-
1.55%	160,827	31,747	62,986	9,527	4,629	15,692	4,977	-
1.60%	57,197	60,806	26,274	17,785	1,964	2,724	21,090	-
1.65%	37,769	17,976	8,848	7,105	3,194	77	5,543	-
1.70%	13,563	200	5,285	121	-	621	125	-
1.75%	379,666	79,159	63,137	32,474	9,042	14,743	64,200	-
1.80%	24,208	34,316	11,868	10,519	1,667	4,317	9,914	-
1.85%	53,708	35,828	4,327	66,243	1,260	4,144	12,730	-
1.90%	7,078	2,129	1,777	236	-	2,408	709	-
1.95%	88,290	124,794	34,875	91,335	5,966	1,383	51,819	-
2.00%	24,998	3,138	12,118	2,818	-	-	2,195	-
2.05%	13,153	21,790	3,305	25,988	535	4,652	9,830	-
2.10%	41,061	18,478	6,151	2,219	853	1,181	13,721	-
2.15%	7,374	2,854	2,892	2,986	-	420	4,708	-
2.20%	46,670	21,847	10,597	3,781	378	1,186	10,197	-
2.25%	3,528	2,034	1,315	2,075	-	-	57	-
2.30%	13,664	12,494	3,265	11,464	23	247	8,529	-
2.35%	3,218	-	588	606	-	-	825	-
2.40%	1,613	18,756	5,634	33,657	223	-	14,951	-
2.45%	4,007	1,573	1,019	2,633	-	-	569	-
2.50%	2,637	2,403	742	973	146	-	2,839	-
2.55%	3,632	7,128	2,440	68	-	-	7,057	-
2.60%	-	150	98	-	-	-	-	-
2.65%	2,000	1,737	696	551	-	-	1,358	-
2.70%	-	-	-	-	-	-	-	-

2.75%	130	3,462	87	2,235	-	-	4,874	-
2.80%	-	-	-	72	-	-	457	-
2.85%	-	2,940	-	10,040	380	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,982,827	$938,133	$647,291	$482,007	$56,871	$91,786	$410,285	$730

	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2

0.40%	$5,463	$6,157	$127	$-	$-	$-	$613	$155
0.60%	104	2,927	552	-	-	-	88	280
0.65%	1,923	1,322	-	-	-	-	-	-
0.75%	9,450	8,319	-	-	-	-	-	-
0.80%	951	-	-	4	-	19	-	-
0.85%	18,857	8,576	-	-	-	-	-	-
0.95%	3,569	3,670	-	-	4,496	-	-	-
1.05%	1,231	2,472	-	-	973	-	-	-
1.10%	73,407	6,966	-	-	4,381	-	158	-
1.15%	577,373	183,804	1,238	-	25,117	-	1,109	-
1.20%	5,177	-	-	-	68	-	-	-
1.25%	48,464	9,790	90	-	2,409	-	1,453	-
1.30%	790,262	749,160	11,339	23,937	-	16,828	-	-
1.35%	181,184	68,652	1,224	-	5,890	-	-	-
1.40%	93,271	32,559	1,514	5,561	2,936	8,306	438	-
1.45%	61,058	21,205	37	-	10,776	-	569	-
1.50%	455,781	403,779	11,492	-	7,502	-	198	-
1.55%	551,830	109,264	1,664	-	29,050	-	1,399	-
1.60%	163,890	162,519	5,417	-	3,248	-	-	-
1.65%	127,935	67,317	4,096	-	1,278	-	-	-
1.70%	19,611	1,721	31	-	5,273	-	407	-
1.75%	1,275,539	587,496	6,087	-	40,276	-	289	1,079
1.80%	99,586	62,463	3,037	-	2,678	-	-	-
1.85%	202,186	157,841	2,191	-	2,012	-	29	-
1.90%	36,506	16,608	-	-	966	-	-	-
1.95%	392,743	306,021	11,666	-	6,093	-	-	1,017
2.00%	59,867	33,402	1,487	-	1,329	-	-	-
2.05%	64,722	68,708	2,106	-	1,510	-	75	-
2.10%	88,184	38,676	570	-	1,870	-	-	-
2.15%	43,960	12,882	2	-	521	-	-	-
2.20%	107,196	99,580	101	-	1,676	-	-	3,956
2.25%	7,079	6,282	517	-	437	-	-	-
2.30%	54,735	52,399	2,019	-	1,603	-	-	-
2.35%	30,648	5,842	-	-	316	-	-	-
2.40%	82,582	77,896	1,583	-	-	-	-	765
2.45%	10,237	5,609	174	-	141	-	-	-
2.50%	13,260	15,065	-	-	54	-	-	-
2.55%	13,086	11,209	-	-	62	-	-	243
2.60%	8,208	1,046	-	-	-	-	-	-
2.65%	4,016	1,923	-	-	-	-	-	-
2.70%	1,060	-	-	-	-	-	-	-
2.75%	72	9,792	-	-	-	-	-	-
2.80%	334	396	-	-	-	-	-	-
2.85%	-	3,416	432	-	-	-	-	-
2.90%	204	-	-	-	-	-	-	-
2.95%	446	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-

3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$5,787,247	$3,424,731	$70,793	$29,502	$164,941	$25,153	$6,825	$7,495

	MSVRE	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.40%	$-	$-	$12	$747	$-	$1,875	$35,005	$2,819
0.60%	-	-	-	2,514	-	819	6,911	830
0.65%	-	-	-	-	-	929	27,125	5,391
0.75%	-	-	-	-	-	2,892	30,498	8,879
0.80%	-	-	-	-	1,929	-	1,308	518
0.85%	-	-	-	-	-	3,488	50,976	6,909
0.95%	-	-	-	-	-	4,173	1,070	5,323
1.05%	-	-	-	-	-	4,517	2,545	1,059
1.10%	-	-	-	296	-	39,779	1,906,710	421,292
1.15%	-	22	12,754	91,903	-	327,297	7,619,225	2,422,276
1.20%	-	-	-	-	-	700	11,556	6,452
1.25%	-	-	432	59	-	40,904	575,337	110,954
1.30%	79	-	663,660	5,738,882	442,218	320,963	23,529,977	11,988,244
1.35%	-	-	1,063	10,579	-	116,384	1,801,464	500,589
1.40%	324	-	-	-	151,068	15,779	311,415	53,230
1.45%	-	-	1,531	-	-	50,292	520,866	164,119
1.50%	-	25	160,904	1,009,718	-	197,795	6,554,107	2,250,512
1.55%	-	-	2,004	1,610	-	254,484	4,323,983	1,313,359
1.60%	-	-	4,776	46,326	-	58,654	896,316	112,039
1.65%	-	-	20,246	129,040	-	48,490	1,426,479	439,593
1.70%	-	-	489	-	-	12,968	214,990	39,095
1.75%	-	-	180,169	1,973,178	-	427,481	18,383,416	5,881,563
1.80%	-	-	15,033	57,179	-	29,940	803,442	270,317
1.85%	-	-	66,107	451,565	-	73,547	3,293,293	1,787,071
1.90%	-	-	-	12,345	-	8,895	203,784	86,278
1.95%	-	-	116,242	1,457,859	-	160,372	5,177,476	1,436,323
2.00%	-	-	6,753	30,192	-	19,077	884,398	263,741
2.05%	-	-	49,606	123,275	-	31,189	754,739	450,363
2.10%	-	-	11,343	35,500	-	24,790	780,536	232,642
2.15%	-	-	-	1,429	-	7,023	224,247	114,964
2.20%	-	-	3,121	51,572	-	36,718	1,490,730	388,672
2.25%	-	-	532	3,032	-	1,780	101,666	44,776
2.30%	-	-	7,490	20,149	-	29,954	637,760	244,349
2.35%	-	-	3,010	262	-	4,583	305,919	233,208
2.40%	-	-	30,702	229,245	-	18,996	692,816	224,285
2.45%	-	-	249	21,921	-	2,973	130,072	37,371
2.50%	-	-	3,648	125,013	-	2,601	496,486	301,693
2.55%	-	-	-	3,068	-	3,702	141,689	23,515
2.60%	-	-	-	-	-	-	14,484	12,864
2.65%	-	-	683	-	-	513	65,731	52,871
2.70%	-	-	-	-	-	-	18,541	14,045
2.75%	-	-	693	575	-	3,730	38,417	3,889
2.80%	-	-	448	221	-	-	32,366	6,200
2.85%	-	-	-	6,925	-	734	18,724	17,477
2.90%	-	-	-	-	-	-	4,702	3,352
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	1,901	1,870
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	790	780
3.40%	-	-	-	-	-	-	-	-

Totals	$403	$47	$1,363,700	$11,636,179	$595,215	$2,391,780	$84,545,988	$31,987,961

	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6

0.40%	$5,270	$4,018	$5,882	$172	$290	$-	$629	$127
0.60%	4,312	2,340	4,445	21	142	-	318	-

0.65%	646	312	6,414	-	-	-	-	55
0.75%	2,843	1,279	10,509	424	-	776	-	961
0.80%	1,811	2,208	435	216	777	-	844	-
0.85%	4,803	9,989	9,158	994	-	1,453	-	1,201
0.95%	1,826	2,327	2,339	5,251	-	617	-	450
1.05%	2,806	2,421	790	1,280	-	620	-	173
1.10%	33,081	64,190	416,275	3,583	-	1,734	-	8,416
1.15%	245,027	381,051	2,535,834	99,467	-	66,441	-	50,148
1.20%	1,022	1,624	5,948	773	-	436	-	-
1.25%	27,468	34,531	110,379	14,852	-	7,756	-	2,055
1.30%	809,854	1,088,825	12,282,855	154,358	88,417	55,308	140,651	77,920
1.35%	123,581	199,769	584,845	31,303	-	20,943	-	16,914
1.40%	31,901	56,053	55,734	33,109	20,346	2,999	82,648	4,432
1.45%	25,472	52,674	169,258	31,272	-	11,712	-	19,401
1.50%	444,415	847,112	2,913,457	98,502	-	104,859	-	74,736
1.55%	193,177	329,395	1,389,268	105,862	-	49,422	-	36,059
1.60%	215,130	352,104	424,798	83,273	-	52,064	-	21,985
1.65%	64,401	128,804	529,568	29,191	-	21,100	-	12,679
1.70%	7,440	12,384	46,780	6,606	-	2,677	-	218
1.75%	660,819	1,060,555	6,482,559	111,486	-	104,269	-	109,851
1.80%	82,225	131,292	348,173	50,216	-	12,982	-	9,047
1.85%	105,053	173,536	1,917,160	61,787	-	35,319	-	16,205
1.90%	10,996	5,717	91,526	2,097	-	1,032	-	1,394
1.95%	460,522	858,417	2,062,536	59,571	-	82,237	-	69,987
2.00%	30,375	60,748	306,579	10,889	-	4,762	-	8,064
2.05%	38,362	101,453	475,572	39,448	-	23,522	-	7,506
2.10%	48,296	61,439	250,790	10,810	-	17,766	-	6,402
2.15%	11,322	25,378	121,179	3,591	-	4,137	-	1,625
2.20%	76,907	143,310	509,358	41,704	-	42,710	-	13,564
2.25%	5,656	10,514	53,505	3,067	-	2,077	-	1,274
2.30%	43,041	65,858	307,212	18,612	-	10,172	-	12,831
2.35%	5,452	7,149	247,967	2,637	-	3,742	-	1,195
2.40%	46,369	120,549	307,341	14,125	-	9,221	-	12,089
2.45%	6,946	21,732	56,836	1,059	-	1,465	-	1,979
2.50%	20,115	34,511	347,899	769	-	2,330	-	556
2.55%	15,497	13,308	30,596	2,068	-	9,414	-	876
2.60%	-	525	13,689	-	-	2,289	-	-
2.65%	1,173	11,996	56,997	542	-	5,147	-	3,133
2.70%	136	173	14,340	-	-	-	-	-
2.75%	10,336	2,314	5,989	-	-	608	-	1,272
2.80%	2,278	1,950	7,972	-	-	116	-	71
2.85%	2,076	376	20,229	-	-	-	-	-
2.90%	-	-	3,531	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	1,969	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	817	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,930,238	$6,486,210	$35,547,292	$1,134,987	$109,972	$776,234	$225,090	$606,851

	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.40%	$-	$270	$-	$619	$10	$1,531	$13,146	$299
0.60%	-	-	-	1,095	-	-	2,065	-
0.65%	-	37	-	1,519	-	7,861	35,247	3,966
0.75%	-	569	-	5,427	1,177	21,258	33,598	12,783
0.80%	3,263	-	176	-	268	37	17	-
0.85%	-	784	-	8,437	878	54,152	87,192	11,514
0.95%	-	118	-	-	-	-	-	-
1.05%	-	-	-	393	-	-	-	-
1.10%	-	6,948	-	33,679	1,730	1,002,640	1,109,639	299,853

1.15%	-	31,029	-	276,476	60,945	1,969,385	4,199,981	842,611
1.20%	-	191	-	3,777	-	10,221	18,769	8,720
1.25%	-	9,200	-	14,727	4,135	196,965	304,651	93,860
1.30%	595,680	70,274	23,945	134,136	83,562	11,771,102	9,297,754	3,006,790
1.35%	-	9,324	-	53,185	9,735	429,459	1,090,599	173,165
1.40%	314,701	738	3,796	30,408	3,577	35,848	17,083	35,959
1.45%	-	1,155	-	25,024	2,155	131,190	278,503	68,068
1.50%	-	23,471	-	71,716	131,047	2,655,734	2,847,703	777,049
1.55%	-	35,446	-	319,260	60,873	1,036,428	1,962,518	619,443
1.60%	-	12,785	-	28,937	35,167	217,290	138,497	140,416
1.65%	-	4,290	-	31,824	22,515	386,315	507,215	176,516
1.70%	-	103	-	4,207	769	32,436	62,355	13,095
1.75%	-	76,120	-	453,526	222,360	6,446,457	10,683,445	2,524,794
1.80%	-	10,324	-	19,953	56,584	230,452	234,588	135,063
1.85%	-	8,032	-	22,518	5,410	1,264,622	1,036,832	585,686
1.90%	-	82	-	4,476	3,835	69,718	123,487	37,290
1.95%	-	25,991	-	88,301	175,959	1,578,990	2,501,676	581,594
2.00%	-	4,991	-	13,789	15,142	266,059	425,576	220,659
2.05%	-	4,151	-	7,103	19,971	319,809	308,641	92,848
2.10%	-	3,377	-	35,544	5,013	215,978	432,567	88,366
2.15%	-	3,702	-	20,457	6,621	113,836	69,270	35,998
2.20%	-	14,483	-	17,688	52,387	411,780	664,742	213,439
2.25%	-	266	-	1,953	4,319	32,994	4,736	10,147
2.30%	-	7,764	-	9,478	30,170	212,698	472,489	139,397
2.35%	-	2,523	-	20,703	1,389	164,846	16,297	57,992
2.40%	-	-	-	7,083	17,314	123,121	135,117	30,606
2.45%	-	1,444	-	673	4,208	18,643	94,795	34,395
2.50%	-	292	-	2,536	27,360	284,092	90,525	86,561
2.55%	-	1,851	-	5,103	-	17,153	33,395	13,606
2.60%	-	-	-	67	-	1,354	-	-
2.65%	-	66	-	387	1,410	14,978	9,294	6,405
2.70%	-	-	-	998	31,773	36,063	-	990
2.75%	-	-	-	-	-	1,030	3,917	-
2.80%	-	-	-	-	-	93	-	-
2.85%	-	-	-	-	-	3,922	-	3,872
2.90%	-	-	-	180	-	-	-	-
2.95%	-	-	-	443	-	-	4,034	-
3.00%	-	-	-	-	-	-	1,442	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	822	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$913,644	$372,191	$27,917	$1,777,805	$1,099,768	$31,789,362	$39,353,397	$11,183,815

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.40%	$10,076	$779	$2,676	$-	$203	$2,767	$-	$1
0.60%	266	46	-	-	-	268	-	-
0.65%	15,866	-	3,066	-	1,379	814	-	1,235
0.75%	58,252	18,221	13,768	-	6,919	1,646	-	3,154
0.80%	751	79	-	71	-	202	25,184	-
0.85%	59,441	5,158	26,427	-	8,877	957	-	6,805
0.95%	-	-	-	-	897	-	-	2,383
1.05%	-	-	-	-	1,504	184	-	2,749
1.10%	1,388,172	110,909	323,542	-	37,443	10,820	-	31,178
1.15%	3,536,949	872,363	1,052,414	-	167,676	71,283	-	280,981
1.20%	44,659	-	1,946	-	2,819	-	-	3,966
1.25%	262,703	40,293	86,816	-	15,527	8,074	-	16,451
1.30%	10,118,689	239,154	3,589,110	33,682	152,612	256,909	1,148,914	96,813
1.35%	986,260	224,949	267,870	-	38,552	19,027	-	61,118
1.40%	81,784	35,415	57,681	13,313	20,423	9,895	370,992	31,173
1.45%	244,590	52,732	76,421	-	24,767	4,765	-	32,898

1.50%	3,100,217	358,172	915,796	-	95,229	108,654	-	63,616
1.55%	1,940,542	768,738	744,950	-	183,947	58,698	-	339,546
1.60%	501,725	108,178	128,456	-	43,691	29,779	-	15,057
1.65%	594,714	115,787	168,198	-	34,007	17,952	-	29,767
1.70%	76,161	24,293	27,879	-	2,474	2,005	-	5,702
1.75%	9,628,588	1,160,409	2,532,640	-	334,696	212,364	-	432,745
1.80%	348,409	42,073	129,097	-	21,243	10,687	-	15,111
1.85%	1,172,591	94,350	564,997	-	31,807	45,727	-	22,895
1.90%	156,903	80,908	43,811	-	1,279	2,883	-	6,126
1.95%	2,181,192	424,909	659,536	-	108,864	74,499	-	59,197
2.00%	472,750	103,161	113,111	-	7,860	7,022	-	10,175
2.05%	301,013	35,662	80,720	-	14,422	14,029	-	6,572
2.10%	377,344	47,656	94,540	-	27,384	6,150	-	18,653
2.15%	186,053	57,107	32,056	-	9,162	1,484	-	19,571
2.20%	863,016	150,989	167,376	-	21,411	16,042	-	11,125
2.25%	56,700	12,807	42,409	-	3,563	63	-	2,590
2.30%	309,848	129,758	107,697	-	7,841	14,438	-	10,296
2.35%	223,525	26,913	40,148	-	17,415	913	-	22,591
2.40%	82,024	94,287	35,132	-	1,523	3,810	-	6,974
2.45%	45,614	10,092	24,768	-	911	2,151	-	613
2.50%	127,224	70,252	56,288	-	6,214	5,919	-	2,619
2.55%	46,065	1,863	5,090	-	1,310	829	-	2,079
2.60%	11,931	429	-	-	-	138	-	81
2.65%	21,360	2,280	5,213	-	1,750	444	-	430
2.70%	11,258	1,270	286	-	362	-	-	989
2.75%	2,505	792	2,842	-	-	-	-	-
2.80%	660	2,196	-	-	96	-	-	-
2.85%	14,420	-	6,970	-	121	140	-	-
2.90%	-	-	-	-	179	-	-	179
2.95%	1,734	-	1,509	-	86	-	-	456
3.00%	-	-	-	-	-	-	-	-
3.05%	5,090	3,058	-	-	-	-	-	-
3.10%	2,216	-	-	-	-	-	-	-
3.40%	1,691	-	-	-	-	-	-	-

Totals	$39,673,541	$5,528,487	$12,233,252	$47,066	$1,458,445	$1,024,431	$1,545,090	$1,676,660

	GBF	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM

0.40%	$81	$735	$71	$1,575	$4,315	$14,719	$-	$9,584
0.60%	224	1,394	-	85	232	1,699	543	706
0.65%	2,122	-	439	-	3,792	47,042	5,677	35,088
0.75%	8,226	-	530	3,202	31,826	90,441	11,495	54,742
0.80%	2,758	-	104	4,608	58	327	1,713	4,217
0.85%	10,919	-	5,137	143	43,149	115,916	15,240	58,605
0.95%	9,050	-	911	942	-	130	-	8,878
1.05%	9,969	-	866	2,201	-	1,402	587	4,668
1.10%	45,295	-	35,794	9,114	252,907	381,509	217,859	789,421
1.15%	459,677	-	48,640	277,277	1,044,920	1,929,462	872,771	4,670,011
1.20%	4,046	-	97	7,124	5,454	1,590	15,014	18,729
1.25%	34,398	-	2,049	55,352	66,361	84,597	48,827	337,789
1.30%	724,979	-	149,790	120,200	9,363,187	6,215,744	3,086,343	7,442,927
1.35%	93,456	-	14,365	88,742	212,506	450,398	130,378	798,709
1.40%	272,610	-	8,813	71,491	45,177	13,173	85,959	543,252
1.45%	51,288	-	8,044	25,804	34,418	203,869	86,893	286,772
1.50%	127,714	-	121,159	260,230	1,838,820	1,465,440	713,674	2,357,978
1.55%	450,320	-	22,794	167,321	351,145	814,784	589,702	2,889,180
1.60%	74,177	-	22,097	115,230	195,584	159,313	267,642	489,328
1.65%	60,293	-	7,468	67,992	160,085	322,468	122,102	529,828
1.70%	12,614	-	554	27,191	19,388	28,725	24,572	118,357
1.75%	623,439	-	119,711	509,459	3,585,301	5,495,491	2,198,535	7,729,142
1.80%	42,102	-	13,016	42,863	128,417	106,241	162,336	363,829

1.85%	73,497	-	16,193	37,059	784,804	657,526	494,292	923,225
1.90%	6,970	-	542	68,264	71,295	87,044	15,140	258,044
1.95%	147,421	-	122,784	314,584	1,017,838	1,245,629	353,876	1,618,335
2.00%	18,331	-	4,063	21,906	94,667	155,936	168,940	408,466
2.05%	18,624	-	7,601	43,222	182,758	130,544	155,270	222,309
2.10%	24,596	-	4,377	41,820	128,258	228,168	55,056	296,229
2.15%	25,131	-	771	112,653	79,841	54,995	52,111	364,047
2.20%	26,570	-	21,363	35,292	313,659	342,778	193,996	470,748
2.25%	4,430	-	3,597	30,633	56,679	4,566	13,533	77,345
2.30%	28,939	-	4,198	72,991	102,001	189,432	126,176	262,566
2.35%	27,739	-	436	95,244	127,846	18,418	49,137	455,097
2.40%	5,608	-	24,274	13,770	64,287	86,239	34,912	190,351
2.45%	4,177	-	1,569	1,282	29,031	33,092	20,223	34,065
2.50%	7,059	-	5,311	67,449	249,102	81,229	67,009	207,306
2.55%	2,210	-	2,465	14,184	12,675	21,238	12,398	61,741
2.60%	617	-	85	6,988	-	-	-	6,691
2.65%	3,035	-	415	2,153	2,856	1,287	8,242	39,564
2.70%	1,337	-	-	28,780	7,127	-	1,260	47,401
2.75%	206	-	-	1,534	374	-	1,422	5,849
2.80%	-	-	-	-	1,933	-	384	782
2.85%	-	-	-	-	6,008	-	-	-
2.90%	179	-	-	-	-	-	-	6,565
2.95%	425	-	-	20,894	6,515	-	-	1,767
3.00%	-	-	-	-	-	-	-	37,499
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,546,858	$2,129	$802,493	$2,888,848	$20,726,596	$21,282,601	$10,481,239	$35,537,732

	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2

0.40%	$299	$2,871	$2,166	$4,748	$-	$407	$-	$224
0.60%	-	562	910	491	-	-	-	-
0.65%	3,251	9,422	1,517	2,871	-	1,283	-	460
0.75%	10,143	32,250	3,018	24,672	-	4,084	-	2,868
0.80%	7,526	1,604	2,014	6,737	1,043	-	142	-
0.85%	10,456	25,591	9,804	15,206	-	7,389	-	4,292
0.95%	8,070	3,571	2,652	9,654	-	312	-	942
1.05%	11,143	2,123	561	4,361	-	1,029	-	860
1.10%	210,470	198,227	6,741	97,227	-	29,845	-	19,800
1.15%	2,872,886	1,323,332	164,673	858,150	-	264,775	-	107,473
1.20%	21,715	5,275	980	5,786	-	4,227	-	843
1.25%	199,262	111,440	19,816	78,239	-	15,074	-	6,851
1.30%	409,218	3,207,339	601,643	2,135,033	227,900	96,526	24,211	117,409
1.35%	581,620	280,973	63,648	218,390	-	60,574	-	21,065
1.40%	314,083	156,627	100,469	580,965	94,646	26,068	16,033	4,012
1.45%	183,015	103,962	40,084	96,422	-	21,269	-	8,542
1.50%	580,151	710,566	287,311	521,823	-	80,113	-	69,516
1.55%	2,068,859	896,328	133,190	851,906	-	321,393	-	81,619
1.60%	229,539	215,309	79,110	351,965	-	27,881	-	16,276
1.65%	201,305	182,216	31,681	123,592	-	25,181	-	15,418
1.70%	81,687	31,834	8,885	27,605	-	7,003	-	3,521
1.75%	2,185,110	2,684,248	328,973	1,297,906	-	447,375	-	176,047
1.80%	180,743	107,038	39,964	151,321	-	12,422	-	8,582
1.85%	117,668	356,765	50,177	483,112	-	31,456	-	20,048
1.90%	215,128	84,438	4,935	17,413	-	6,168	-	3,536
1.95%	518,147	471,262	276,907	325,629	-	88,628	-	65,816
2.00%	91,213	144,624	12,468	49,449	-	12,379	-	11,043
2.05%	45,847	82,484	26,144	97,514	-	7,740	-	12,044
2.10%	182,184	101,865	32,516	63,731	-	16,467	-	9,974
2.15%	98,869	81,198	17,157	34,771	-	22,038	-	1,553

2.20%	91,215	148,562	56,171	118,960	-	15,149	-	18,813
2.25%	39,910	59,973	3,799	24,713	-	1,592	-	1,987
2.30%	135,995	71,783	16,237	62,036	-	9,955	-	11,970
2.35%	27,529	103,182	2,606	8,285	-	20,934	-	2,435
2.40%	159,221	22,214	43,254	49,973	-	5,088	-	1,630
2.45%	10,218	4,408	5,924	10,512	-	2,144	-	1,315
2.50%	158,367	64,508	21,937	30,948	-	3,552	-	2,597
2.55%	21,711	31,885	4,169	2,177	-	3,401	-	658
2.60%	1,432	4,474	87	127	-	53	-	-
2.65%	4,481	2,641	1,776	2,968	-	2,439	-	1,189
2.70%	3,902	2,417	-	161	-	1,149	-	109
2.75%	13,015	1,986	859	1,034	-	245	-	291
2.80%	120	-	-	217	-	-	-	-
2.85%	7,518	1,278	-	77	-	307	-	1,641
2.90%	1,023	-	-	-	-	132	-	-
2.95%	-	-	-	-	-	571	-	-
3.00%	-	11,754	-	-	-	-	-	-
3.05%	2,617	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$12,317,881	$12,146,409	$2,506,933	$8,848,877	$323,589	$1,705,817	$40,386	$835,269

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2

0.40%	$-	$1,383	$-	$1,772	$-	$618	$879	$79
0.60%	-	314	-	384	-	373	243	-
0.65%	-	863	-	648	-	636	-	1,115
0.75%	-	5,483	-	5,337	-	2,609	-	5,449
0.80%	1,780	-	32	20	5,676	-	-	2,426
0.85%	-	2,484	-	545	-	4,707	-	5,800
0.95%	-	2,759	-	1,336	-	3,083	-	175
1.05%	-	2,270	-	215	-	1,572	-	220
1.10%	-	17,030	-	9,042	-	26,492	-	25,022
1.15%	-	200,015	-	71,201	-	217,723	-	216,179
1.20%	-	2,522	-	1,600	-	2,803	-	2,458
1.25%	-	22,588	-	10,320	-	17,584	-	17,219
1.30%	87,016	130,924	33,187	185,611	1,732,251	132,992	-	1,753,328
1.35%	-	49,783	-	30,987	-	61,923	-	60,841
1.40%	28,179	15,267	14,717	7,901	328,357	19,234	-	508,312
1.45%	-	27,467	-	9,334	-	18,120	-	17,588
1.50%	-	151,524	-	174,784	-	121,780	-	131,184
1.55%	-	249,397	-	83,899	-	251,392	-	245,513
1.60%	-	47,222	-	41,021	-	46,581	-	36,711
1.65%	-	26,646	-	21,217	-	43,325	-	37,089
1.70%	-	8,388	-	11,250	-	7,165	-	4,764
1.75%	-	328,294	-	197,102	-	344,190	-	373,200
1.80%	-	56,536	-	35,944	-	24,195	-	14,398
1.85%	-	43,023	-	37,560	-	64,305	-	61,630
1.90%	-	8,034	-	1,843	-	15,401	-	7,306
1.95%	-	108,973	-	109,812	-	97,831	-	104,027
2.00%	-	15,914	-	10,298	-	21,702	-	14,199
2.05%	-	12,927	-	14,042	-	11,876	-	22,482
2.10%	-	23,383	-	14,795	-	20,254	-	22,680
2.15%	-	16,569	-	6,272	-	18,335	-	19,877
2.20%	-	40,697	-	24,908	-	22,376	-	22,299
2.25%	-	3,473	-	1,771	-	2,019	-	2,551
2.30%	-	22,043	-	17,129	-	14,507	-	14,352
2.35%	-	10,378	-	946	-	16,207	-	14,324
2.40%	-	15,550	-	17,050	-	17,438	-	16,472
2.45%	-	4,008	-	4,406	-	1,649	-	2,432
2.50%	-	3,103	-	2,923	-	7,599	-	2,038

2.55%	-	1,195	-	78	-	2,174	-	6,593
2.60%	-	237	-	146	-	66	-	68
2.65%	-	1,218	-	3,527	-	201	-	2,324
2.70%	-	450	-	-	-	563	-	712
2.75%	-	790	-	1,012	-	721	-	430
2.80%	-	-	-	112	-	-	-	-
2.85%	-	443	-	527	-	66	-	474
2.90%	-	66	-	-	-	88	-	67
2.95%	-	203	-	-	-	259	-	375
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$116,975	$1,681,836	$47,936	$1,170,627	$2,066,284	$1,684,734	$1,122	$3,796,782

	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

0.40%	$-	$11	$665	$174	$917	$69	$3,547	$1,274
0.60%	-	-	392	-	1,450	-	311	637
0.65%	-	-	-	120	-	8	1,933	202
0.75%	-	138	-	1,698	-	330	5,251	4,609
0.80%	1,134	-	1,787	-	5,893	-	124	42
0.85%	-	860	-	177	-	1,313	5,449	1,392
0.95%	-	746	-	1,676	-	4,513	4,375	269
1.05%	-	155	-	655	-	1,062	567	220
1.10%	-	3,063	-	2,623	-	6,965	30,882	25,963
1.15%	-	34,224	-	55,984	-	93,835	234,164	128,239
1.20%	-	36	-	85	-	47	217	407
1.25%	-	4,420	-	15,367	-	19,080	17,595	7,676
1.30%	53,897	61,121	284,359	63,133	575,173	57,426	787,278	480,593
1.35%	-	13,995	-	17,822	-	37,073	84,019	30,145
1.40%	14,099	2,096	102,467	3,894	265,196	4,619	38,644	25,548
1.45%	-	5,166	-	8,299	-	15,488	46,959	17,772
1.50%	-	59,710	-	64,046	-	51,296	289,058	203,003
1.55%	-	25,187	-	41,889	-	67,695	191,166	93,704
1.60%	-	25,883	-	26,027	-	21,446	82,427	65,272
1.65%	-	11,456	-	11,476	-	7,077	46,216	29,941
1.70%	-	3,352	-	3,154	-	11,144	5,664	2,864
1.75%	-	69,013	-	81,459	-	84,954	619,108	406,361
1.80%	-	8,397	-	9,274	-	8,639	33,991	24,356
1.85%	-	19,046	-	18,601	-	12,858	178,168	135,088
1.90%	-	1,627	-	1,016	-	5,090	14,032	2,989
1.95%	-	50,841	-	61,546	-	36,831	250,929	144,215
2.00%	-	3,578	-	6,886	-	2,978	26,774	16,389
2.05%	-	3,330	-	3,706	-	10,669	67,094	18,627
2.10%	-	4,003	-	6,694	-	7,601	23,663	32,196
2.15%	-	1,764	-	1,913	-	3,842	6,151	6,122
2.20%	-	21,241	-	13,203	-	9,919	67,613	46,643
2.25%	-	306	-	2,174	-	471	7,942	4,995
2.30%	-	5,950	-	4,530	-	5,243	42,895	38,189
2.35%	-	708	-	918	-	36	9,383	3,309
2.40%	-	6,320	-	10,876	-	2,771	24,427	14,081
2.45%	-	1,225	-	1,094	-	218	5,587	9,776
2.50%	-	1,260	-	693	-	532	10,862	34,437
2.55%	-	210	-	2,221	-	2,898	6,374	1,153
2.60%	-	-	-	-	-	-	-	123
2.65%	-	1,427	-	1,430	-	247	714	1,727
2.70%	-	-	-	-	-	-	276	89
2.75%	-	212	-	351	-	-	1,828	989
2.80%	-	313	-	-	-	-	96	-
2.85%	-	67	-	67	-	68	788	485

2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$69,130	$452,457	$389,670	$546,951	$848,629	$596,351	$3,274,541	$2,062,111

	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2	NVLM2

0.40%	$311	$952	$1,468	$792	$483	$-	$305	$29
0.60%	347	-	160	253	-	-	183	-
0.65%	-	1,361	2,404	-	613	-	-	-
0.75%	-	2,274	4,635	-	2,090	-	1,993	-
0.80%	15,776	-	4	-	367	4,940	-	-
0.85%	-	3,251	7,331	-	2,040	-	2,216	-
0.95%	-	4,201	-	-	277	-	9,971	-
1.05%	-	5,106	946	-	423	-	1,041	-
1.10%	-	25,908	53,157	-	32,930	-	4,493	-
1.15%	-	544,376	357,563	-	217,982	-	161,473	-
1.20%	-	2,567	3,793	-	1,623	-	723	-
1.25%	-	107,020	17,699	-	21,934	-	17,916	-
1.30%	3,150,578	298,628	540,007	-	390,489	473,466	117,715	4,766
1.35%	-	208,992	78,494	-	59,334	-	56,002	-
1.40%	1,310,944	46,633	30,017	-	25,998	221,773	9,555	449
1.45%	-	86,372	25,576	-	21,740	-	28,900	-
1.50%	-	317,755	186,072	-	248,417	-	209,778	1,656
1.55%	-	510,469	382,811	-	234,700	-	114,979	990
1.60%	-	119,916	29,527	-	64,652	-	107,783	36,592
1.65%	-	57,012	45,585	-	33,069	-	32,246	-
1.70%	-	36,738	6,203	-	17,528	-	7,040	-
1.75%	-	520,861	713,866	-	445,544	-	166,646	7,060
1.80%	-	57,046	17,294	-	37,763	-	38,048	2,454
1.85%	-	134,774	87,329	-	75,670	-	51,733	2,640
1.90%	-	23,096	6,699	-	10,341	-	5,920	-
1.95%	-	222,322	186,346	-	193,671	-	149,507	30,082
2.00%	-	27,600	33,501	-	22,507	-	9,766	-
2.05%	-	55,514	23,257	-	27,478	-	11,682	177
2.10%	-	31,177	54,678	-	29,494	-	25,700	22,098
2.15%	-	23,689	26,366	-	11,250	-	8,324	-
2.20%	-	70,987	44,485	-	53,721	-	56,376	-
2.25%	-	7,875	2,163	-	3,687	-	5,451	-
2.30%	-	32,842	39,315	-	30,053	-	19,781	-
2.35%	-	5,993	22,742	-	9,943	-	2,467	-
2.40%	-	22,083	13,702	-	28,844	-	31,430	2,843
2.45%	-	1,136	7,144	-	2,585	-	1,825	116
2.50%	-	11,049	16,572	-	10,508	-	4,218	-
2.55%	-	2,166	5,046	-	3,470	-	3,346	-
2.60%	-	10	80	-	21	-	71	-
2.65%	-	2,383	1,313	-	2,418	-	916	-
2.70%	-	-	1,724	-	1,691	-	-	-
2.75%	-	1,219	158	-	1,187	-	669	-
2.80%	-	-	547	-	-	-	207	-
2.85%	-	1,236	570	-	21	-	853	-
2.90%	-	-	156	-	44	-	-	-
2.95%	-	-	577	-	207	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,477,956	$3,634,589	$3,079,082	$1,045	$2,378,807	$700,179	$1,479,248	$111,952

	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2

0.40%	$-	$545	$1,591	$376	$324	$404	$6,118	$74
0.60%	-	666	-	83	-	717	3,460	34
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	1,386	6,028	1,362	42	231	899	-
1.15%	831	204,686	74,605	166,187	79,739	11,548	88,702	8,315
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	237	3,758	-
1.30%	2,450	7,031,835	3,682,467	5,865,237	2,863,280	133,229	889,414	798,047
1.35%	20	90,527	16,788	13,230	4,963	9,757	71,323	3,404
1.40%	38	443	-	924	253	2,112	31,023	-
1.45%	-	6,350	811	990	-	913	8,785	-
1.50%	10,625	1,487,626	790,360	836,279	497,396	151,442	1,172,171	165,393
1.55%	-	27,386	1,251	5,030	1,755	5,165	62,409	-
1.60%	2,687	78,482	46,887	40,546	44,736	30,844	268,005	5,115
1.65%	6	177,153	123,951	130,064	63,927	15,249	119,842	21,381
1.70%	-	1,640	-	-	-	331	1,609	-
1.75%	2,248	2,592,356	1,111,437	1,990,361	988,958	78,821	557,242	174,950
1.80%	592	242,980	101,947	114,354	68,383	12,056	114,554	11,186
1.85%	2,153	878,862	382,277	669,867	333,528	17,288	159,187	61,974
1.90%	-	-	667	899	-	1,021	9,126	-
1.95%	16,670	1,100,728	616,980	800,084	375,827	142,666	1,205,276	100,684
2.00%	-	42,227	15,043	10,886	22,543	3,740	23,137	1,078
2.05%	2,223	119,655	99,753	95,199	38,603	3,621	79,576	11,836
2.10%	-	58,886	14,350	39,589	8,541	8,851	64,053	11,394
2.15%	-	46,243	8,610	11,802	2,989	484	10,783	685
2.20%	108	183,574	110,592	127,300	38,043	22,890	105,246	5,303
2.25%	-	23,746	18,856	13,607	873	4,173	50,030	182
2.30%	-	156,331	27,704	53,383	10,930	8,353	61,150	4,810
2.35%	-	-	-	1,125	-	44	1,938	-
2.40%	2,880	211,142	96,282	159,663	32,602	24,752	256,248	9,670
2.45%	-	47,973	12,028	15,469	2,330	1,963	23,466	400
2.50%	-	210,155	71,446	79,500	71,117	6,497	80,159	34,136
2.55%	-	-	597	683	690	366	55,006	-
2.60%	-	-	-	-	-	223	570	-
2.65%	-	-	15,630	354	-	594	2,101	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	610	25	-	39	800	76,074	-
2.80%	-	-	-	-	-	441	3,024	-
2.85%	-	9,094	10,051	8,389	9,042	-	384	223
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$43,531	$15,033,287	$7,459,014	$11,252,822	$5,561,453	$701,823	$5,665,848	$1,430,274

	AMTB	AMINS	AMCG	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4

0.40%	$20	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	1,090	-	-	-	-	-	-	-
0.75%	5,202	-	-	-	-	-	-	-

0.80%	318	-	-	244	-	136	-	-
0.85%	4,221	-	-	-	-	-	-	-
0.95%	3,555	-	-	359	-	10,030	-	-
1.05%	688	-	-	1,046	-	738	-	-
1.10%	29,739	-	-	330	-	3,724	-	-
1.15%	203,389	-	-	5,683	-	50,846	-	-
1.20%	2,424	-	-	70	-	-	-	-
1.25%	12,148	-	-	2,688	-	5,185	-	-
1.30%	210,087	-	93	3,640	-	48,730	21,727	48,055
1.35%	63,656	-	-	951	-	25,455	255	1,253
1.40%	94,163	-	81	3,906	177	12,765	-	-
1.45%	30,584	-	-	782	-	6,567	-	-
1.50%	43,683	438	-	1,128	-	9,098	27,958	21,235
1.55%	193,063	-	-	6,453	-	33,222	-	-
1.60%	14,456	440	-	679	-	5,280	38,806	2,622
1.65%	59,734	-	-	52	-	238	774	414
1.70%	6,535	-	-	139	-	9,694	-	-
1.75%	295,384	98	-	4,076	-	27,848	37,054	34,034
1.80%	27,306	237	-	470	-	2,876	7,759	3,815
1.85%	26,539	59	-	169	-	1,481	3,480	656
1.90%	6,878	-	-	-	-	7,149	-	-
1.95%	45,942	-	-	501	-	2,016	47,236	28,867
2.00%	12,812	-	-	215	-	771	-	-
2.05%	5,001	-	-	-	-	2,427	413	9
2.10%	11,032	161	-	251	-	859	1,240	2,612
2.15%	13,724	430	-	159	-	1,715	1,024	148
2.20%	16,411	-	-	2,386	-	1,049	4,965	1,581
2.25%	3,104	259	-	-	-	-	-	-
2.30%	12,636	-	-	2,467	-	1,893	3,818	9,265
2.35%	16,350	-	-	-	-	6	-	-
2.40%	1,050	-	-	945	-	-	4,603	12,146
2.45%	274	-	-	-	-	-	1,727	159
2.50%	2,169	-	-	115	-	-	2,371	1,314
2.55%	447	-	-	-	-	-	320	-
2.60%	26	-	-	-	-	-	-	-
2.65%	420	-	-	-	-	202	-	-
2.70%	612	-	-	-	-	-	-	-
2.75%	366	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	365	-
2.85%	-	-	-	-	-	-	-	-
2.90%	157	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,477,395	$2,122	$174	$39,904	$177	$272,000	$205,895	$168,185

	NOTMG4	PMVSTA	PMVFHA	PMVRA	ALVBWB	ALVGIB	ALVSVA	ALVSVB

0.40%	$-	$14	$434	$572	$2,062	$-	$1,051	$342
0.60%	-	-	128	40	-	-	720	-
0.65%	-	-	-	-	-	-	-	181
0.75%	-	-	-	-	-	-	-	347
0.80%	-	-	-	-	-	-	-	342
0.85%	-	-	-	-	-	-	-	738
0.95%	-	-	-	-	-	1,343	-	1,814
1.05%	-	-	-	-	-	2,454	-	1,529
1.10%	-	43	-	-	-	-	-	15,070
1.15%	6,689	919	-	-	-	12,776	-	77,862
1.20%	-	-	-	-	-	85	-	76

1.25%	-	178	-	-	-	7,597	-	8,925
1.30%	19,679	13,524	-	-	-	3,025	-	288,903
1.35%	592	183	-	-	-	-	-	26,926
1.40%	-	104	-	-	-	100	-	12,679
1.45%	-	-	-	-	-	2,208	-	7,370
1.50%	26,018	6,806	-	-	-	4,958	-	174,121
1.55%	-	1,578	-	-	-	9,404	-	68,005
1.60%	9,899	1,285	-	-	-	2,347	-	58,859
1.65%	2,438	394	-	-	-	-	-	32,930
1.70%	-	-	-	-	-	862	-	6,923
1.75%	11,097	4,118	-	-	-	5,995	-	234,201
1.80%	4,365	77	-	-	-	12,613	-	24,538
1.85%	949	9,428	-	-	-	723	-	79,382
1.90%	-	-	-	-	-	606	-	1,764
1.95%	44,795	3,468	-	-	-	688	-	143,572
2.00%	-	1,644	-	-	-	-	-	17,423
2.05%	20	40	-	-	-	2,993	-	55,400
2.10%	623	52	-	-	-	110	-	20,411
2.15%	3,056	-	-	-	-	1,529	-	5,902
2.20%	3,393	708	-	-	-	245	-	53,346
2.25%	3,156	-	-	-	-	47	-	2,331
2.30%	2,910	-	-	-	-	-	-	27,311
2.35%	-	-	-	-	-	-	-	3,365
2.40%	2,534	213	-	-	-	-	-	35,438
2.45%	1,136	-	-	-	-	-	-	4,986
2.50%	945	48	-	-	-	-	-	15,687
2.55%	-	-	-	-	-	-	-	10,818
2.60%	-	-	-	-	-	-	-	94
2.65%	-	-	-	-	-	-	-	1,351
2.70%	-	-	-	-	-	-	-	139
2.75%	-	-	-	-	-	-	-	18,511
2.80%	-	-	-	-	-	-	-	1,192
2.85%	8,090	-	-	-	-	-	-	205
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$152,384	$44,824	$562	$612	$2,062	$72,708	$1,771	$1,541,309

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2

0.40%	$-	$-	$-	$-	$998	$-	$2,242	$1,210
0.60%	-	-	-	-	-	-	83	-
0.65%	-	-	-	-	1,067	-	-	316
0.75%	-	-	-	-	9,473	-	-	4,479
0.80%	1,119	-	212	-	358	-	1,369	-
0.85%	-	-	-	-	7,433	-	-	6,787
0.95%	-	-	-	1,392	7,592	-	-	2,511
1.05%	-	-	-	2,865	2,946	-	-	1,330
1.10%	-	-	-	-	33,578	-	-	26,857
1.15%	-	-	-	9,657	287,726	-	-	167,421
1.20%	-	-	-	-	771	-	-	544
1.25%	-	-	-	5,041	28,501	-	-	18,436
1.30%	295,581	628	138,363	-	815,727	36	95,377	348,022
1.35%	-	-	-	561	69,951	-	-	59,091
1.40%	106,519	84	45,438	2,222	52,339	63	30,888	9,741
1.45%	-	-	-	606	26,224	-	-	23,017
1.50%	-	-	-	3,307	219,764	-	-	246,022
1.55%	-	-	-	12,563	240,649	-	-	127,240

1.60%	-	-	-	493	74,230	-	-	110,262
1.65%	-	-	-	-	70,069	-	-	48,070
1.70%	-	-	-	87	7,274	-	-	4,657
1.75%	-	-	-	1,906	679,631	-	-	410,878
1.80%	-	-	-	1,399	72,491	-	-	57,072
1.85%	-	-	-	1,679	127,144	-	-	85,710
1.90%	-	-	-	1,594	4,277	-	-	9,093
1.95%	-	-	-	-	224,055	-	-	250,925
2.00%	-	-	-	-	40,730	-	-	17,850
2.05%	-	-	-	1,100	21,792	-	-	119,154
2.10%	-	-	-	-	34,250	-	-	29,183
2.15%	-	-	-	-	10,266	-	-	5,490
2.20%	-	-	-	446	86,823	-	-	65,744
2.25%	-	-	-	-	4,749	-	-	3,954
2.30%	-	-	-	-	41,092	-	-	27,023
2.35%	-	-	-	-	4,752	-	-	10,319
2.40%	-	-	-	150	17,298	-	-	46,226
2.45%	-	-	-	-	7,823	-	-	4,526
2.50%	-	-	-	-	7,104	-	-	9,077
2.55%	-	-	-	-	4,413	-	-	4,128
2.60%	-	-	-	-	460	-	-	339
2.65%	-	-	-	-	313	-	-	2,615
2.70%	-	-	-	-	431	-	-	-
2.75%	-	-	-	-	-	-	-	7,799
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	11	-	-	714
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$403,219	$712	$184,013	$47,068	$3,346,575	$99	$129,959	$2,373,832

	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB

0.40%	$477	$862	$-	$2,719	$-	$-	$-	$-
0.60%	199	-	-	506	-	-	-	-
0.65%	-	709	-	811	-	-	-	-
0.75%	-	4,135	-	3,849	-	-	-	-
0.80%	-	1,134	1,924	-	-	454	-	68
0.85%	-	11,481	-	7,232	-	-	-	-
0.95%	-	2,694	-	898	362	-	142	-
1.05%	-	4,692	-	5,456	-	-	-	-
1.10%	391	9,109	-	8,135	-	-	115	-
1.15%	13,679	140,747	-	125,851	3,484	-	2,184	-
1.20%	-	1,132	-	-	-	-	-	-
1.25%	744	12,252	-	13,786	1,479	-	1,090	-
1.30%	80,741	207,877	246,297	319,745	-	125,345	-	61,635
1.35%	8,488	34,179	-	37,891	-	-	-	-
1.40%	391	39,727	80,452	6,381	233	44,637	38	30,696
1.45%	2,076	29,926	-	14,612	362	-	491	-
1.50%	80,717	85,493	-	139,564	54	-	41	-
1.55%	9,355	122,091	-	82,246	1,908	-	2,624	-
1.60%	12,155	24,329	-	71,145	-	-	273	-
1.65%	8,669	12,318	-	21,343	-	-	-	-
1.70%	-	3,399	-	9,456	634	-	201	-
1.75%	34,237	220,300	-	249,670	1,554	-	230	-
1.80%	9,549	25,961	-	24,480	477	-	451	-
1.85%	7,932	22,799	-	78,494	158	-	952	-
1.90%	301	2,446	-	4,003	-	-	606	-

1.95%	93,738	48,242	-	139,607	471	-	-	-
2.00%	5,061	7,377	-	15,097	-	-	-	-
2.05%	7,726	6,147	-	14,554	-	-	941	-
2.10%	9,469	15,794	-	20,747	171	-	-	-
2.15%	392	8,696	-	7,128	-	-	-	-
2.20%	10,295	16,796	-	33,292	-	-	-	-
2.25%	1,628	599	-	1,771	99	-	186	-
2.30%	4,603	4,589	-	23,164	-	-	-	-
2.35%	-	4,023	-	1,252	-	-	-	-
2.40%	15,029	999	-	8,434	-	-	-	-
2.45%	586	1,357	-	1,275	-	-	-	-
2.50%	1,772	222	-	11,243	-	-	-	-
2.55%	-	1,402	-	2,614	-	-	-	-
2.60%	-	-	-	6,932	-	-	-	-
2.65%	-	-	-	322	-	-	-	-
2.70%	-	163	-	293	-	-	-	-
2.75%	479	-	-	705	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,207	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	111	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$422,086	$1,136,309	$328,673	$1,516,703	$11,446	$170,436	$10,565	$92,399

	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2

0.40%	$-	$-	$-	$-	$-	$101	$696	$1,236
0.60%	-	-	-	-	-	-	1,143	-
0.65%	-	-	-	-	-	-	-	1,674
0.75%	-	-	-	-	-	-	1,185	2,755
0.80%	-	5,165	-	1,711	971	-	1,667	-
0.85%	-	-	-	-	-	-	5,040	8,047
0.95%	2,201	-	-	-	-	-	1,700	691
1.05%	613	-	-	-	-	-	1,916	766
1.10%	1,031	-	386	-	-	-	3,702	38,630
1.15%	56,052	-	17,964	-	-	2,652	84,572	374,323
1.20%	6,143	-	6,707	-	-	-	416	1,515
1.25%	19,218	-	8,120	-	-	1,394	7,555	41,750
1.30%	106	2,813,570	-	401,862	1,167,461	223,032	191,200	751,812
1.35%	10,714	-	4,181	-	-	606	29,727	106,436
1.40%	16,670	1,108,923	3,226	217,420	244,046	166	27,552	16,829
1.45%	13,059	-	1,310	-	-	546	10,684	49,343
1.50%	7,793	-	2,515	-	-	46,554	166,359	491,317
1.55%	64,879	-	22,490	-	-	1,024	73,219	256,351
1.60%	5,466	-	605	-	-	10,037	46,905	211,429
1.65%	12,201	-	849	-	-	7,882	31,019	72,830
1.70%	11,495	-	386	-	-	-	4,100	10,382
1.75%	48,755	-	4,948	-	-	24,624	186,119	624,473
1.80%	9,145	-	5,297	-	-	4,050	25,202	83,893
1.85%	2,360	-	1,543	-	-	16,894	106,135	152,006
1.90%	1,932	-	2,306	-	-	-	4,001	7,736
1.95%	1,403	-	2,429	-	-	19,957	154,627	455,885
2.00%	245	-	-	-	-	510	10,634	66,561
2.05%	3,768	-	246	-	-	1,755	19,683	95,997
2.10%	1,730	-	59	-	-	1,628	21,338	52,724
2.15%	1,870	-	354	-	-	95	11,797	25,226
2.20%	6,613	-	-	-	-	1,536	47,011	82,107
2.25%	657	-	-	-	-	-	2,801	8,809

2.30%	396	-	177	-	-	-	17,914	27,758
2.35%	57	-	-	-	-	-	3,365	4,320
2.40%	12	-	-	-	-	-	30,212	47,261
2.45%	-	-	-	-	-	153	2,349	14,999
2.50%	-	-	-	-	-	2,715	13,533	17,347
2.55%	-	-	-	-	-	83	5,947	3,815
2.60%	-	-	-	-	-	-	50	-
2.65%	-	-	-	-	-	-	292	450
2.70%	-	-	-	-	-	-	-	231
2.75%	-	-	-	-	-	-	1,663	9,546
2.80%	-	-	-	-	-	-	243	-
2.85%	-	-	-	-	-	-	1,701	24
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$306,584	$3,927,658	$86,098	$620,993	$1,412,478	$367,994	$1,356,974	$4,219,284

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP

0.40%	$-	$-	$-	$-	$-	$-	$167	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	594	-	313	-	1,230	-	-	11,147
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	58,893	-	200,631	-	885	36	-
1.15%	-	265,092	-	959,720	-	55,365	2,452	-
1.20%	-	1,143	-	3,234	-	101	-	-
1.25%	-	8,215	-	45,244	-	23,236	-	-
1.30%	49,672	1,147,950	116,949	1,673,033	115,709	80,737	190,948	3,553,027
1.35%	-	69,366	-	200,842	-	42,541	701	-
1.40%	18,120	19,060	9,360	22,054	12,024	635	271	834,499
1.45%	-	22,355	-	45,315	-	3,121	604	-
1.50%	-	274,684	-	451,048	-	142,607	41,438	-
1.55%	-	141,458	-	408,509	-	63,400	358	-
1.60%	-	35,245	-	74,143	-	32,590	5,182	-
1.65%	-	63,597	-	79,041	-	14,790	4,716	-
1.70%	-	10,871	-	11,451	-	1,386	2	-
1.75%	-	609,369	-	1,312,551	-	131,326	20,620	-
1.80%	-	28,038	-	59,117	-	8,604	1,752	-
1.85%	-	187,649	-	175,134	-	32,425	13,374	-
1.90%	-	6,768	-	35,434	-	9,692	55	-
1.95%	-	158,757	-	306,520	-	172,974	16,659	-
2.00%	-	59,013	-	94,162	-	6,162	450	-
2.05%	-	41,825	-	35,430	-	25,454	2,522	-
2.10%	-	15,346	-	52,683	-	17,171	1,041	-
2.15%	-	4,157	-	20,038	-	14,275	-	-
2.20%	-	59,978	-	124,777	-	7,570	668	-
2.25%	-	5,565	-	4,884	-	2,943	-	-
2.30%	-	16,769	-	41,784	-	13,781	375	-
2.35%	-	268	-	15,391	-	658	-	-
2.40%	-	10,503	-	32,161	-	20,993	24	-
2.45%	-	2,011	-	8,193	-	1,561	216	-
2.50%	-	38,069	-	14,650	-	11,685	2,455	-
2.55%	-	3,976	-	6,927	-	354	86	-
2.60%	-	-	-	-	-	31,429	-	-

2.65%	-	656	-	-	-	-	-	-
2.70%	-	-	-	2,184	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	3,412	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$68,386	$3,370,058	$126,622	$6,516,285	$128,963	$970,451	$307,172	$4,398,673

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$4,247	$-	$2,985	$-	$3,246	$-	$654	$-
0.60%	2,896	-	1,389	-	1,634	-	-	-
0.65%	860	-	2,241	-	1,186	-	809	-
0.75%	7,090	-	13,557	-	2,671	-	1,621	-
0.80%	-	1,547	-	3,950	-	1,373	-	210
0.85%	7,934	-	18,143	-	9,880	-	2,726	-
0.95%	640	-	2,182	-	2,136	-	782	-
1.05%	1,940	-	3,373	-	3,744	-	1,184	-
1.10%	21,000	-	88,115	-	41,495	-	13,772	-
1.15%	246,896	-	663,199	-	483,386	-	115,691	-
1.20%	7,094	-	5,652	-	1,736	-	786	-
1.25%	20,975	-	39,395	-	39,254	-	13,065	-
1.30%	713,018	146,718	1,071,656	188,535	540,535	615,245	225,679	47,421
1.35%	85,946	-	133,241	-	154,583	-	32,046	-
1.40%	8,749	54,643	51,719	52,492	18,676	130,024	4,213	11,817
1.45%	28,503	-	78,601	-	52,043	-	20,637	-
1.50%	556,386	-	395,117	-	340,142	-	122,933	-
1.55%	155,325	-	600,455	-	357,526	-	82,239	-
1.60%	213,030	-	112,883	-	147,965	-	29,658	-
1.65%	82,785	-	95,900	-	74,242	-	18,725	-
1.70%	11,180	-	18,949	-	21,336	-	10,122	-
1.75%	587,861	-	1,113,700	-	669,101	-	242,518	-
1.80%	65,346	-	53,641	-	80,023	-	20,605	-
1.85%	235,430	-	154,561	-	162,382	-	48,129	-
1.90%	24,025	-	12,497	-	14,841	-	4,313	-
1.95%	563,838	-	253,843	-	331,756	-	129,092	-
2.00%	58,168	-	58,703	-	40,349	-	11,111	-
2.05%	168,004	-	24,535	-	43,048	-	14,857	-
2.10%	70,016	-	54,910	-	54,876	-	18,527	-
2.15%	11,871	-	34,261	-	26,117	-	3,080	-
2.20%	96,579	-	69,959	-	97,542	-	28,207	-
2.25%	6,960	-	4,876	-	7,177	-	2,251	-
2.30%	51,166	-	39,150	-	46,635	-	20,277	-
2.35%	12,272	-	31,254	-	6,767	-	4,496	-
2.40%	98,794	-	19,789	-	41,226	-	14,398	-
2.45%	9,060	-	10,141	-	4,451	-	2,074	-
2.50%	22,580	-	30,458	-	15,790	-	5,959	-
2.55%	7,030	-	4,827	-	3,291	-	1,236	-
2.60%	164	-	138	-	322	-	8	-
2.65%	6,067	-	3,684	-	2,952	-	3,292	-
2.70%	526	-	1,200	-	638	-	261	-
2.75%	8,413	-	28	-	902	-	156	-
2.80%	978	-	865	-	901	-	263	-
2.85%	2,551	-	58	-	1,736	-	202	-
2.90%	-	-	270	-	-	-	-	-
2.95%	-	-	470	-	-	-	-	-

3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,284,193	$202,908	$5,376,570	$244,977	$3,950,239	$746,642	$1,272,654	$59,448

	GVSSCS	GVGMNS	GVSIA	OVIGS	OVMS	OVB	OVGS	OVGSS

0.40%	$499	$39	$29	$-	$-	$-	$567	$-
0.60%	3	3	-	-	-	-	1,124	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	1,276
0.80%	-	-	-	-	472	1,417	2,852	-
0.85%	-	-	-	-	-	-	-	1,358
0.95%	-	-	-	-	-	-	-	9,721
1.05%	-	-	-	-	-	-	-	4,654
1.10%	-	-	-	298	-	-	-	3,719
1.15%	-	282	-	11,743	-	-	-	170,716
1.20%	-	-	-	-	-	-	-	1,263
1.25%	-	-	-	497	-	-	-	48,250
1.30%	-	16,371	-	113,129	278,407	189,555	1,187,086	175,174
1.35%	-	469	-	3,640	-	-	-	76,160
1.40%	-	55	-	1,446	125,838	110,802	505,145	10,688
1.45%	-	29	-	3,568	-	-	-	35,165
1.50%	-	32,057	-	84,305	-	-	-	214,202
1.55%	-	417	-	8,919	-	-	-	120,736
1.60%	-	10,963	-	15,474	-	-	-	68,768
1.65%	-	1,182	-	9,876	-	-	-	16,113
1.70%	-	-	-	438	-	-	-	6,977
1.75%	-	29,030	-	56,800	-	-	-	170,088
1.80%	-	2,009	-	6,312	-	-	-	39,647
1.85%	-	5,385	-	22,675	-	-	-	26,740
1.90%	-	-	-	263	-	-	-	3,165
1.95%	-	24,353	-	111,777	-	-	-	126,081
2.00%	-	1,131	-	1,110	-	-	-	2,807
2.05%	-	3,748	-	11,953	-	-	-	17,195
2.10%	-	2,545	-	4,367	-	-	-	18,423
2.15%	-	137	-	3,119	-	-	-	3,443
2.20%	-	4,175	-	8,418	-	-	-	53,634
2.25%	-	1,132	-	618	-	-	-	956
2.30%	-	342	-	12,577	-	-	-	19,764
2.35%	-	-	-	374	-	-	-	1,020
2.40%	-	1,430	-	16,617	-	-	-	40,429
2.45%	-	144	-	338	-	-	-	2,686
2.50%	-	49	-	6,411	-	-	-	6,669
2.55%	-	9	-	565	-	-	-	5,017
2.60%	-	-	-	-	-	-	-	3,411
2.65%	-	-	-	-	-	-	-	282
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	151
2.80%	-	-	-	-	-	-	-	106
2.85%	-	338	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$502	$137,824	$29	$517,627	$404,717	$301,774	$1,696,774	$1,506,654

	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS

0.40%	$1,938	$1,404	$879	$-	$335	$-	$-	$-
0.60%	917	696	-	-	-	-	-	-
0.65%	-	-	2,204	-	499	-	-	-
0.75%	-	-	5,178	-	1,408	-	-	59
0.80%	-	359	-	560	-	646	428	-
0.85%	-	-	7,616	-	1,747	-	-	583
0.95%	-	-	1,467	-	1,947	-	-	597
1.05%	-	-	652	-	2,943	-	-	1,019
1.10%	-	-	44,584	-	9,538	-	-	285
1.15%	-	-	370,196	-	117,390	-	-	24,111
1.20%	-	-	4,242	-	94	-	-	217
1.25%	-	-	29,656	-	9,039	-	-	2,322
1.30%	-	119,382	256,300	67,238	203,714	106,145	14,891	-
1.35%	-	-	96,537	-	50,316	-	-	7,368
1.40%	-	31,322	34,792	20,054	6,637	18,827	8,014	2,909
1.45%	-	-	34,380	-	15,252	-	-	8,694
1.50%	-	-	190,320	-	167,462	-	-	6,714
1.55%	-	-	430,175	-	112,272	-	-	19,649
1.60%	-	-	90,382	-	44,121	-	-	23,243
1.65%	-	-	47,381	-	20,371	-	-	2,795
1.70%	-	-	13,678	-	2,100	-	-	622
1.75%	-	-	698,711	-	220,029	-	-	10,835
1.80%	-	-	30,448	-	26,377	-	-	9,108
1.85%	-	-	106,625	-	58,931	-	-	489
1.90%	-	-	7,499	-	7,473	-	-	936
1.95%	-	-	174,625	-	141,568	-	-	2,695
2.00%	-	-	28,355	-	11,141	-	-	698
2.05%	-	-	22,317	-	24,598	-	-	196
2.10%	-	-	32,508	-	35,106	-	-	167
2.15%	-	-	22,103	-	4,289	-	-	475
2.20%	-	-	39,805	-	31,769	-	-	177
2.25%	-	-	3,594	-	2,464	-	-	1,166
2.30%	-	-	31,838	-	19,402	-	-	30
2.35%	-	-	24,854	-	1,284	-	-	-
2.40%	-	-	23,256	-	26,299	-	-	2
2.45%	-	-	4,350	-	2,902	-	-	209
2.50%	-	-	10,831	-	3,948	-	-	-
2.55%	-	-	7,590	-	5,004	-	-	-
2.60%	-	-	12	-	5,223	-	-	-
2.65%	-	-	377	-	4,663	-	-	-
2.70%	-	-	1,076	-	-	-	-	-
2.75%	-	-	1,567	-	87	-	-	-
2.80%	-	-	633	-	-	-	-	-
2.85%	-	-	127	-	234	-	-	-
2.90%	-	-	180	-	-	-	-	-
2.95%	-	-	498	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,855	$153,163	$2,934,398	$87,852	$1,399,976	$125,618	$23,333	$128,370

	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB

0.40%	$1,147	$341	$6,604	$9,660	$272	$71	$947	$-
0.60%	834	38	3,304	2,368	14	929	154	-
0.65%	-	-	3,992	4,563	-	-	-	-
0.75%	3,296	591	14,675	10,525	-	-	-	-
0.80%	-	2	335	-	-	-	-	-
0.85%	1,077	1,402	26,409	14,940	-	-	-	-
0.95%	-	5	4,871	2,494	-	-	-	-

1.05%	-	186	5,776	1,790	-	-	-	164
1.10%	886	2,369	54,953	4,482	-	5	-	11
1.15%	31,602	16,130	419,581	207,792	-	2,843	-	5,363
1.20%	-	-	1,749	97	-	-	-	-
1.25%	330	3,521	25,887	4,623	-	162	-	1,015
1.30%	63,771	45,650	1,754,056	1,297,914	-	15,342	-	-
1.35%	13,649	13,330	117,493	87,263	-	324	-	573
1.40%	3,630	4,806	56,651	29,247	-	160	-	368
1.45%	1,748	4,987	46,738	34,093	-	701	-	1,031
1.50%	103,225	41,258	533,681	520,083	-	16,961	-	593
1.55%	9,507	18,068	337,208	81,237	-	1,360	-	8,027
1.60%	81,322	25,989	194,384	317,597	-	8,674	-	-
1.65%	20,034	6,742	96,933	75,031	-	1,560	-	24
1.70%	1,616	345	8,064	783	-	-	-	386
1.75%	131,898	50,976	1,218,353	987,511	-	7,853	-	5,632
1.80%	33,286	7,091	77,504	105,140	-	4,590	-	788
1.85%	6,164	9,077	320,762	262,798	-	2,044	-	405
1.90%	-	-	13,322	4,589	-	-	-	558
1.95%	83,100	21,493	461,334	408,530	-	23,870	-	422
2.00%	9,151	2,064	46,299	21,987	-	344	-	-
2.05%	12,831	32,699	68,822	97,460	-	104	-	-
2.10%	14,868	4,350	69,303	72,083	-	330	-	778
2.15%	2,670	3,872	23,314	25,546	-	868	-	-
2.20%	31,752	13,159	118,788	152,476	-	2,050	-	-
2.25%	2,515	1,600	10,957	6,173	-	285	-	-
2.30%	9,179	8,304	87,188	94,722	-	414	-	-
2.35%	-	1,619	19,224	4,859	-	-	-	-
2.40%	11,619	8,048	19,957	73,586	-	16,352	-	-
2.45%	1,262	1,096	14,268	9,742	-	103	-	187
2.50%	4,779	1,817	21,820	29,648	-	4	-	-
2.55%	2,549	1,799	19,379	25,955	-	-	-	-
2.60%	350	-	41	2,079	-	-	-	-
2.65%	-	511	2,980	1,555	-	-	-	-
2.70%	-	-	811	496	-	-	-	-
2.75%	1,822	342	1,212	22,961	-	-	-	-
2.80%	-	-	349	6,474	-	-	-	-
2.85%	-	-	1,491	1,610	-	-	-	-
2.90%	-	-	66	-	-	-	-	-
2.95%	-	-	218	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$697,469	$355,677	$6,331,106	$5,124,562	$286	$108,303	$1,101	$26,325

	PVGOB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS	TRHS2

0.40%	$-	$-	$-	$-	$-	$1,045	$692	$1,996
0.60%	-	-	-	-	-	99	714	2,238
0.65%	-	-	-	-	-	-	-	367
0.75%	-	-	-	-	-	-	-	6,478
0.80%	-	-	-	558	-	-	-	3,337
0.85%	-	-	-	-	-	-	-	22,562
0.95%	12	-	86	776	-	-	-	9,724
1.05%	2	-	13	44	-	-	-	4,703
1.10%	-	-	-	225	-	-	8	6,768
1.15%	390	448	2,773	12,666	70	-	11,581	200,183
1.20%	-	-	-	11	-	-	-	798
1.25%	128	164	1,094	1,349	3,576	-	224	15,627
1.30%	-	961	-	4,314	-	-	39,878	702,674
1.35%	6	-	45	1,878	686	-	4,818	77,162

1.40%	68	223	493	3,580	-	-	404	125,973
1.45%	107	301	775	805	-	-	120	16,634
1.50%	13	1,930	93	2,588	-	-	43,122	471,759
1.55%	243	416	2,258	12,214	-	-	2,054	160,846
1.60%	556	35	4,035	930	-	-	19,436	209,465
1.65%	-	124	12	-	-	-	3,764	103,028
1.70%	27	-	297	4,313	-	-	-	28,525
1.75%	41	4,125	295	5,688	-	-	29,470	385,646
1.80%	46	322	354	1,195	-	-	7,235	102,081
1.85%	24	400	184	1,544	-	-	4,385	166,305
1.90%	37	-	272	2,532	-	-	-	14,926
1.95%	-	1,260	-	2,442	-	-	53,859	409,302
2.00%	-	53	-	129	-	-	1,790	25,223
2.05%	-	600	-	1,144	-	-	4,533	89,706
2.10%	-	417	-	928	-	-	3,793	81,318
2.15%	-	-	-	1,235	-	-	1,130	10,566
2.20%	1	62	11	1,937	-	-	15,329	76,321
2.25%	-	-	-	36	-	-	2,013	6,445
2.30%	-	-	-	95	-	-	2,229	35,943
2.35%	-	-	-	137	-	-	-	5,470
2.40%	-	-	-	334	-	-	13,465	99,112
2.45%	-	-	-	-	-	-	957	3,912
2.50%	-	245	-	29	-	-	912	18,834
2.55%	-	-	-	-	-	-	368	22,172
2.60%	-	-	-	-	-	-	-	231
2.65%	-	-	-	-	-	-	-	5,698
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	11,351
2.80%	-	-	-	-	-	-	-	1,215
2.85%	-	64	-	-	-	-	-	3,443
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,701	$12,150	$13,090	$65,656	$4,332	$1,144	$268,283	$3,746,067

	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP

0.40%	$128	$-	$-	$-	$34,154	$8,277	$20,717	$1,602
0.60%	1,048	-	-	-	8,822	1,453	10,723	2,725
0.65%	-	-	-	-	-	-	-	29
0.75%	1,811	-	-	65	-	-	-	1,691
0.80%	72	43	1,385	998	-	-	-	980
0.85%	807	-	-	89	-	-	-	274
0.95%	323	-	-	-	-	-	-	289
1.05%	41	-	-	6	-	-	-	577
1.10%	514	-	-	1,872	-	-	-	5,494
1.15%	23,800	-	-	4,307	-	-	-	76,431
1.20%	-	-	-	-	-	-	-	13
1.25%	804	-	-	985	-	-	-	16,966
1.30%	100,455	66,823	154,792	168,701	-	-	-	312,445
1.35%	8,981	-	-	2,267	-	-	-	56,960
1.40%	10,524	37,420	63,540	44,816	-	-	-	21,199
1.45%	2,305	-	-	382	-	-	-	8,471
1.50%	62,227	-	-	8,772	-	-	-	578,725
1.55%	28,750	-	-	6,884	-	-	-	92,272
1.60%	34,404	-	-	3,248	-	-	-	343,556
1.65%	15,431	-	-	1,846	-	-	-	62,273
1.70%	513	-	-	24	-	-	-	3,182

1.75%	68,344	-	-	5,622	-	-	-	505,997
1.80%	14,185	-	-	2,591	-	-	-	132,124
1.85%	25,125	-	-	2,260	-	-	-	47,054
1.90%	-	-	-	-	-	-	-	1,134
1.95%	76,223	-	-	2,140	-	-	-	557,331
2.00%	4,508	-	-	3	-	-	-	58,464
2.05%	20,317	-	-	109	-	-	-	38,449
2.10%	7,424	-	-	392	-	-	-	52,320
2.15%	1,997	-	-	724	-	-	-	29,000
2.20%	21,060	-	-	14,231	-	-	-	169,402
2.25%	880	-	-	-	-	-	-	23,936
2.30%	8,823	-	-	1,825	-	-	-	41,619
2.35%	146	-	-	912	-	-	-	144
2.40%	13,366	-	-	221	-	-	-	116,818
2.45%	583	-	-	393	-	-	-	9,465
2.50%	2,151	-	-	-	-	-	-	10,947
2.55%	3,169	-	-	-	-	-	-	11,728
2.60%	-	-	-	-	-	-	-	356
2.65%	-	-	-	-	-	-	-	5,034
2.70%	-	-	-	-	-	-	-	-
2.75%	213	-	-	134	-	-	-	3,247
2.80%	297	-	-	-	-	-	-	165
2.85%	389	-	-	-	-	-	-	1,340
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$562,138	$104,286	$219,717	$276,819	$42,976	$9,730	$31,440	$3,402,228

	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF

0.40%	$1,302	$3,771	$149	$12,116	$116,011	$199,021	$28,083	$-
0.60%	2,952	1,927	41	365	3,700	1,607	317	-
0.65%	-	82	-	-	-	-	-	-
0.75%	1,285	450	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	735	1,545	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	1,310	530	-	-	-	-	-	-
1.15%	38,386	24,972	-	-	-	-	-	-
1.20%	63	-	-	-	-	-	-	-
1.25%	2,139	1,199	-	-	-	-	-	-
1.30%	168,226	157,765	-	-	-	-	-	2
1.35%	22,063	25,398	-	-	-	-	-	-
1.40%	13,049	6,527	-	-	-	-	-	490
1.45%	6,549	2,729	-	-	-	-	-	-
1.50%	183,678	155,817	-	-	-	-	-	-
1.55%	28,321	10,012	-	-	-	-	-	-
1.60%	184,104	100,018	-	-	-	-	-	-
1.65%	27,039	17,038	-	-	-	-	-	-
1.70%	527	893	-	-	-	-	-	-
1.75%	156,130	162,079	-	-	-	-	-	-
1.80%	57,689	36,673	-	-	-	-	-	-
1.85%	109,712	30,145	-	-	-	-	-	-
1.90%	15,202	3,103	-	-	-	-	-	-
1.95%	164,010	139,589	-	-	-	-	-	-
2.00%	14,665	7,457	-	-	-	-	-	-
2.05%	44,994	25,081	-	-	-	-	-	-

2.10%	16,031	8,825	-	-	-	-	-	-
2.15%	4,201	2,232	-	-	-	-	-	-
2.20%	47,860	30,552	-	-	-	-	-	-
2.25%	4,956	3,698	-	-	-	-	-	-
2.30%	20,527	27,957	-	-	-	-	-	-
2.35%	1,557	2,093	-	-	-	-	-	-
2.40%	55,780	30,434	-	-	-	-	-	-
2.45%	4,480	2,006	-	-	-	-	-	-
2.50%	4,540	6,821	-	-	-	-	-	-
2.55%	5,463	3,010	-	-	-	-	-	-
2.60%	467	-	-	-	-	-	-	-
2.65%	5,108	1,509	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	1,261	1,027	-	-	-	-	-	-
2.80%	278	-	-	-	-	-	-	-
2.85%	755	420	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,417,394	$1,035,384	$190	$12,481	$119,711	$200,628	$28,400	$492

	SVOF	WFVSCG	WFVOG2	WFVTRB	CAF	CAF2

0.40%	$-	$458	$-	$-	$134	$379
0.60%	-	931	-	-	146	-
0.65%	-	136	-	-	-	186
0.75%	-	744	-	-	-	489
0.80%	-	193	-	-	1,908	-
0.85%	-	3,237	-	-	-	179
0.95%	-	268	-	-	-	74
1.05%	-	1,810	-	-	-	-
1.10%	-	11,079	-	-	-	548
1.15%	-	43,885	24	66	-	12,811
1.20%	-	-	-	-	-	-
1.25%	-	3,706	-	640	-	522
1.30%	3,381	183,516	-	-	100,035	53,504
1.35%	-	19,198	-	-	-	5,092
1.40%	92	9,054	195	-	29,732	3,657
1.45%	-	5,640	-	-	-	1,062
1.50%	-	136,481	-	-	-	35,012
1.55%	-	48,413	-	-	-	5,241
1.60%	-	59,236	10	-	-	16,447
1.65%	-	58,729	-	-	-	6,826
1.70%	-	603	-	-	-	374
1.75%	-	171,641	36	-	-	50,410
1.80%	-	27,319	-	-	-	1,005
1.85%	-	34,619	-	-	-	15,025
1.90%	-	1,960	-	-	-	112
1.95%	-	120,399	-	-	-	19,190
2.00%	-	12,834	-	-	-	1,532
2.05%	-	18,936	-	-	-	1,184
2.10%	-	17,649	-	-	-	3,388
2.15%	-	1,226	-	-	-	2,030
2.20%	-	26,861	-	-	-	12,630
2.25%	-	3,266	-	-	-	1,710
2.30%	-	19,184	-	-	-	3,747
2.35%	-	2,919	-	-	-	90
2.40%	-	14,429	-	-	-	4,353

2.45%	-	1,894	-	-	-	76
2.50%	-	5,693	-	-	-	2,515
2.55%	-	2,521	-	-	-	311
2.60%	-	3,694	-	-	-	-
2.65%	-	332	-	-	-	102
2.70%	-	109	-	-	-	-
2.75%	-	623	-	-	-	206
2.80%	-	-	-	-	-	-
2.85%	-	854	-	-	-	-
2.90%	-	-	-	-	-	-
2.95%	-	-	-	-	-	-
3.00%	-	-	-	-	-	-
3.05%	-	-	-	-	-	-
3.10%	-	-	-	-	-	-
3.40%	-	-	-	-	-	-

Totals	$3,473	$1,076,279	$265	$706	$131,955	$262,019

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $829,353,142 and $863,623,573, respectively, and total transfers from the Account to the fixed account were $214,512,282 and $174,110,991, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $7,689,003 and $11,029,980 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $21,255,695 and $10,475,963 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $4,940,210 and $6,535,371 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$48,380,856,050	$-	$-	$48,380,856,050

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$6,960,958	$2,976,055
Mid Cap Growth Portfolio - Class S Shares (ALMCS)	849	87,420
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	2,501	40,674
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	531,775	2,860,705
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	37,681	43,616
VP Inflation Protection Fund - Class I (ACVIP1)	225,150	110,963
Growth Fund - Class 1 (AFGF)	1,063,826	1,481,712
High-Income Bond Fund - Class 1 (AFHY)	213,486	140,182
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	38,589,292	58,353,103
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	50,373	86,326
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	11,380,695	3,346,792
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	103,372,818	1,522,452
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	117,533,412	3,872,508
Global Allocation V.I. Fund - Class III (MLVGA3)	14,697,283	45,632,677
Money Market Portfolio(TM) (CHSMM)	3,550,780	7,061,292
VIP Value Series: Service Class (DWVVLS)	362,984	160,885
VIP Small Cap Value Series: Service Class (DWVSVS)	24,109,114	4,510,078
Stock Index Fund, Inc. - Initial Shares (DSIF)	11,992,737	27,332,773
Stock Index Fund, Inc. - Service Shares (DSIFS)	16,635,030	26,475,141
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	4,296,295	5,292,252
Floating-Rate Income Fund (ETVFR)	39,907,324	21,821,982
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	360,814	251,639
Franklin Income Securities Fund - Class 2 (FTVIS2)	36,014,390	28,712,906
Rising Dividends Securities Fund - Class 2 (FTVRD2)	5,976,951	8,716,785
Small Cap Value Securities Fund - Class 2 (FTVSV2)	21,318,306	21,336,821
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	223,227	101,522
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,124,228	2,293,933
Templeton Foreign Securities Fund - Class 2 (TIF2)	2,505,490	7,893,360
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	7,878,717	19,401,877
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	11,556,342	12,898,640
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)	150,169	98,525
Franklin High Income Securities Fund: Class 2 (FTVHI2)	58,608	21,628
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	1,396,305	1,997,454
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	2,292,514	3,838,633
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	2,841	8,423
Mid Cap Value Portfolio: Class 1 (JPMMV1)	3,065,801	2,635,696
Balanced Portfolio: Service Shares (JABS)	1,617,546	2,518,402
Enterprise Portfolio: Service Shares (JAMGS)	68,945	98,811
Flexible Bond Portfolio: Service Shares (JAFBS)	36,464,782	6,755,920
Forty Portfolio: Service Shares (JACAS)	23,436,047	29,383,738
Global Technology Portfolio: Service Shares (JAGTS)	22,776,070	16,634,709
Overseas Portfolio: Service Shares (JAIGS)	6,525,478	11,450,932
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	22,230,303	7,094,757
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	13,761,687	1,934,839
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	1,345,009	1,008,294
New Discovery Series - Service Class (MNDSC)	5,312,509	3,985,605
Utilities Series - Service Class (MVUSC)	31,340	23,198
Value Series - Service Class (MVFSC)	60,673,220	33,558,911

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	31,362,646	15,994,316
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	10,562,955	2,744,375
Core Plus Fixed Income Portfolio - Class I (MSVFI)	920,534	887,182
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,303,992	2,696,378
Emerging Markets Debt Portfolio - Class I (MSEM)	104,291	244,224
Emerging Markets Debt Portfolio - Class II (MSEMB)	42,162	70,498
Global Real Estate Portfolio - Class II (VKVGR2)	72,851	43,918
U.S. Real Estate Portfolio - Class I (MSVRE)	371	3,594
U.S. Real Estate Portfolio - Class II (MSVREB)	38	599
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	82,111,609	4,890,849
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	332,481,696	5,538,917
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,409,484	6,658,683
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	40,643,382	19,945,991
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	623,645,879	99,915,307
American Funds NVIT Bond Fund - Class II (GVABD2)	405,643,454	56,988,390
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	46,656,967	21,767,588
American Funds NVIT Growth Fund - Class II (GVAGR2)	109,576,952	33,097,773
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	603,178,759	68,849,817
Federated NVIT High Income Bond Fund - Class I (HIBF)	56,369,328	52,056,431
NVIT Emerging Markets Fund - Class I (GEM)	799,715	2,119,640
NVIT Emerging Markets Fund - Class II (GEM2)	5,075,227	13,630,134
NVIT International Equity Fund - Class I (GIG)	533,054	3,022,807
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	4,938,714	5,730,872
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	4,016,371	9,480,778
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	2,718,367	4,356,617
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	366,483	695,169
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	13,739,185	19,696,261
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	11,431,289	7,076,099
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	186,755,322	99,432,548
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	276,463,237	251,825,346
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	95,177,789	76,492,173
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	259,279,635	227,865,586
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	44,830,096	43,580,061
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	75,598,621	70,037,391
NVIT Core Bond Fund - Class I (NVCBD1)	1,589,219	1,038,903
NVIT Core Bond Fund - Class II (NVCBD2)	15,674,662	17,181,772
NVIT Core Plus Bond Fund - Class II (NVLCP2)	15,764,933	13,695,793
NVIT Nationwide Fund - Class I (TRF)	2,047,486	15,548,443
NVIT Nationwide Fund - Class II (TRF2)	2,246,980	21,849,442
NVIT Government Bond Fund - Class I (GBF)	39,522,458	55,751,575
NVIT International Index Fund - Class II (GVIX2)	379,510	88,314
NVIT International Index Fund - Class VIII (GVIX8)	9,095,071	4,654,800
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	22,891,079	30,722,059
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	169,986,502	19,072,927
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	89,982,039	95,367,697
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	122,984,247	79,222,901
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	176,960,791	247,334,734
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	77,359,566	118,041,218
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	68,663,854	55,169,531
NVIT Mid Cap Index Fund - Class I (MCIF)	40,425,894	14,893,493
NVIT Money Market Fund - Class I (SAM)	220,132,926	227,452,131
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	961,142	3,169,341
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	6,965,846	16,959,274
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	231,897	602,894
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	12,031,761	13,036,053
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,834,786	1,685,582
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	18,560,785	15,829,502
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,065,735	1,061,010
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	29,609,191	13,771,073
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	18,242,961	20,415,901

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	18,880,596	28,342,991
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	421,229	85,227
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	33,870,234	44,752,508
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,945,438	2,040,199
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	11,036,150	7,379,324
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	3,877,318	4,251,466
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	9,787,359	5,278,232
NVIT Multi-Manager Small Company Fund - Class I (SCF)	10,222,133	8,517,251
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	10,642,131	8,954,029
NVIT Multi-Sector Bond Fund - Class I (MSBF)	40,652,416	37,234,647
NVIT Short Term Bond Fund - Class II (NVSTB2)	27,416,971	16,619,328
NVIT Large Cap Growth Fund - Class I (NVOLG1)	113,191,482	47,028,562
NVIT Large Cap Growth Fund - Class II (NVOLG2)	125,817,697	46,441,559
Templeton NVIT International Value Fund - Class III (NVTIV3)	22,186,454	24,355,798
Invesco NVIT Comstock Value Fund - Class I (EIF)	7,800	98,122
Invesco NVIT Comstock Value Fund - Class II (EIF2)	7,787,175	27,482,646
NVIT Real Estate Fund - Class I (NVRE1)	7,878,627	9,410,809
NVIT Real Estate Fund - Class II (NVRE2)	17,337,830	13,512,266
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,909,684	392,589
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,883,478	132,315
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	104,839,073	30,138,041
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	62,362,547	17,534,620
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	133,226,992	10,832,110
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	49,412,205	9,003,131
NVIT Small Cap Index Fund Class II (NVSIX2)	20,266,701	5,702,864
NVIT S&P 500 Index Fund Class II (GVEX2)	125,773,077	19,904,281
NW BlkRkNVITMgdGlblAllocII (NVMGA2)	88,843,581	1,476,233
Short Duration Bond Portfolio - I Class Shares (AMTB)	16,613,710	27,639,486
International Portfolio - S Class Shares (AMINS)	74,237	74,377
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	498	3,164
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	269,202	942,135
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,175	963
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,107,646	4,229,942
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)	296,565	1,848,226
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)	323,487	1,282,102
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)	196,204	1,312,927
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	12,075,689	2,527,191
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	27,578	42,054
Real Return Portfolio - Advisor Class (PMVRA)	43,081	24,324
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	65,256	28,806
VPS Growth and Income Portfolio - Class B (ALVGIB)	545,169	1,044,703
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	451,504	41,789
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	20,992,054	16,664,490
VP Balanced Fund - Class I (ACVB)	2,510,233	4,488,917
VP Capital Appreciation Fund - Class I (ACVCA)	14,108	19,488
VP Income & Growth Fund - Class I (ACVIG)	1,146,594	2,362,386
VP Income & Growth Fund - Class II (ACVIG2)	252,355	726,460
VP Inflation Protection Fund - Class II (ACVIP2)	28,467,411	30,963,812
VP International Fund - Class I (ACVI)	74	1,383
VP Mid Cap Value Fund - Class I (ACVMV1)	6,072,693	2,553,319
VP Mid Cap Value Fund - Class II (ACVMV2)	48,283,215	16,107,327
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	7,703,289	2,756,289
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	13,311,521	11,076,102
Appreciation Portfolio - Initial Shares (DCAP)	4,355,000	5,230,537
Appreciation Portfolio - Service Shares (DCAPS)	18,184,347	16,100,084
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	550,865	740,932
Growth and Income Portfolio - Initial Shares (DGI)	1,734,987	2,008,415
Managed Tail Risk Fund II: Service Shares (FCA2S)	17,929	146,752
Quality Bond Fund II - Primary Shares (FQB)	527,649	1,491,606
Quality Bond Fund II - Service Shares (FQBS)	1,464,717	4,965,478

Contrafund(R)Portfolio - Service Class 2 (FC2)	24,859	24,839
Equity-Income Portfolio - Initial Class (FEIP)	25,940,683	34,967,204
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	205,457	1,150,155
High Income Portfolio - Initial Class (FHIP)	4,156,172	6,592,199
VIP Asset Manager Portfolio - Initial Class (FAMP)	6,326,470	14,162,939
VIP Balanced Portfolio - Service Class 2 (FB2)	97,788,834	235,615
VIP Contrafund(R) Portfolio - Initial Class (FCP)	4,208	4,278
VIP Energy Portfolio - Service Class 2 (FNRS2)	21,378,694	8,477,214
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	36,443,250	25,421,957
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,229,887	1,978,851
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	27,450,815	13,877,921
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,535,505	2,044,746
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	22,772,161	38,845,403
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,214,286	943,112
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	6,729,193	8,579,116
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	80,020,927	223,974
VIP Growth Portfolio - Initial Class (FGP)	33,309,842	39,654,494
VIP Growth Portfolio - Service Class 2 (FG2)	50,696,332	50,323,321
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,304,293	2,960,011
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	118,347,708	47,197,554
VIP Mid Cap Portfolio - Service Class (FMCS)	1,557,993	4,349,851
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	22,322,834	28,417,683
VIP Overseas Portfolio - Initial Class (FOP)	931,301	8,052,115
VIP Overseas Portfolio - Service Class 2 (FO2)	7,759,880	9,299,496
VIP Value Strategies Portfolio - Service Class (FVSS)	229,663	821,427
Structured Small Cap Equity Fund: Service Shares (GVSSCS)	93,828	34,139
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,555,213	1,175,980
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	154	29
International Growth Fund/VA- Service Shares (OVIGS)	12,002,223	2,416,146
Capital Income Fund/VA - Non-Service Shares (OVMS)	1,124,550	3,643,588
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)	46,296	46,284
Core Bond Fund/VA - Non-Service Shares (OVB)	1,889,194	4,700,051
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,133,870	18,672,780
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	10,180,752	13,196,149
International Growth Fund/VA - Non-Service Shares (OVIG)	163,051	135,516
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	2,936,011	2,137,203
Main Street Fund(R)/VA - Service Class (OVGIS)	38,819,430	28,243,163
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,319,779	1,570,582
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	7,258,123	13,077,638
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,076,661	2,190,350
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	498,520	546,690
Global Strategic Income Fund/VA: Service Shares (OVSBS)	834,354	1,976,961
All Asset Portfolio - Advisor Class (PMVAAD)	4,668,398	6,399,130
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	10,469,418	11,839,940
Low Duration Portfolio - Advisor Class (PMVLAD)	59,926,411	58,281,903
Total Return Portfolio - Advisor Class (PMVTRD)	53,653,357	40,759,027
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	10,357	8,790
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	4,169,532	1,262,914
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	270,960	38,008
VT Growth & Income Fund: Class IB (PVGIB)	118,476	570,389
VT Growth Opportunities Fund: Class IB (PVGOB)	1,051,844	41,539
VT International Equity Fund: Class IB (PVTIGB)	1,546,399	151,943
VT Voyager Fund: Class IB (PVTVB)	65,680	1,184,617
VI American Franchise Fund - Series II Shares (ACEG2)	720,149	1,884,093
Diversified Stock Fund Class A Shares (VYDS)	17,662	215,158
Small-Cap Portfolio - Investment Class (ROCSC)	116,001	57,871
Variable Fund - Multi-Hedge Strategies (RVARS)	3,102,707	2,539,692
Blue Chip Growth Portfolio - II (TRBCG2)	9,920	9,915
Equity Income Portfolio - II (TREI2)	54,681	54,808

Health Sciences Portfolio - II (TRHS2)	21,757,873	65,455,143
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	33,107,521	22,107,460
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	15,768	1,109,647
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	689,447	3,198,002
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	120,752	3,431,056
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	2,108,306	695,846
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	114,397	504,563
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	2,277,347	1,913,983
Variable Insurance Portfolios - Asset Strategy (WRASP)	2,408,411	49,738,993
Variable Insurance Portfolios - High Income (WRHIP)	22,647,735	15,472,104
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	9,359,275	7,678,693
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	5,728	295
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	581,339	928,754
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	4,615,053	4,500,634
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	7,494,192	4,371,177
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	820,296	1,266,292
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,522	4,324
Advantage VT Opportunity Fund - Class 2 (SVOF)	32,813	27,870
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	16,553,179	20,122,790
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	916	15,425
Advantage VT Total Return Bond Fund - Class 2 (Obsolete) (WFVTRB)	814	310,379
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	2,984,792	34,616,147
American Century NVIT Growth Fund -Class II (Obsolete) (CAF2)	8,855,388	59,310,903

	$7,357,001,270	$4,219,714,276

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2016	0.40%	to	2.55%	1,272,457	$17.86	to	$15.61	$21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
2012	0.40%	to	2.65%	1,678,205	13.63	to	12.97	22,301,050	0.00%	22.13%	to	19.37%
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
2012	0.95%	to	1.05%	29,102	13.92	to	13.79	402,340	0.00%	14.59%	to	14.47%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013			0.40%	1,477	10.56			15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
2012	1.15%	to	2.55%	196,701	10.16	to	10.07	1,991,149	0.09%	1.64%	to	0.68%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****
Growth Fund - Class 1 (AFGF)
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
2012			1.30%	125,616			85.31	10,715,793	1.06%			16.65%
High-Income Bond Fund - Class 1 (AFHY)
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
2012			1.30%	35,854			54.39	1,950,049	7.73%			12.42%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****
2012	1.15%	to	2.30%	1,300,941	10.12	to	10.10	13,160,237	1.27%	1.22%	to	1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
2012			1.30%	30,588			35.80	1,095,025	1.20%			0.88%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
2012	0.65%	to	2.65%	11,530,622	13.83	to	12.84	154,015,464	1.60%	9.25%	to	7.05%
Money Market Portfolio(TM) (CHSMM)
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
2012	0.65%	to	1.55%	1,047,948	9.94	to	10.06	10,825,869	0.01%	-0.64%	to	-1.54%
VIP Value Series: Service Class (DWVVLS)
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%
2012	0.80%	to	1.40%	6,373,721	27.94	to	32.29	208,787,008	2.02%	14.81%	to	14.11%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
2012	0.40%	to	2.85%	7,884,652	10.82	to	13.70	131,104,877	1.82%	15.01%	to	12.18%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
2012	0.80%	to	1.40%	1,435,555	21.46	to	25.23	38,303,631	0.82%	11.08%	to	10.40%
Floating-Rate Income Fund (ETVFR)
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
2012	0.65%	to	2.80%	11,580,755	12.21	to	11.94	150,710,957	6.36%	11.92%	to	9.49%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373			20.72	56,329,577	1.57%			26.25%
2012	0.95%	to	2.80%	2,898,040	16.13	to	14.96	53,163,767	1.62%	10.90%	to	8.82%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
2012	0.40%	to	3.20%	5,909,169	13.21	to	18.92	140,705,161	0.76%	17.91%	to	14.59%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
2012	0.95%	to	2.25%	165,137	17.90	to	19.09	3,401,372	2.97%	17.11%	to	15.57%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
2012	0.75%	to	2.65%	2,790,624	10.48	to	9.58	28,120,573	2.64%	14.47%	to	12.27%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
2012	0.40%	to	2.65%	153,532	10.02	to	9.87	1,525,895	0.00%	0.19%	to	-1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
2012	0.75%	to	2.85%	2,201,353	9.78	to	9.64	21,398,232	0.00%	-2.23%	to	-3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%
2012	0.80%	to	1.40%	597,636	17.99	to	17.07	10,278,714	0.98%	19.41%	to	18.69%
Balanced Portfolio: Service Shares (JABS)
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
2012	0.95%	to	2.20%	637,267	18.14	to	17.44	11,759,269	2.54%	12.30%	to	10.88%
Enterprise Portfolio: Service Shares (JAMGS)
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
2012	0.40%	to	2.95%	8,531,781	10.17	to	17.41	141,263,768	0.59%	23.36%	to	20.20%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
2012	0.75%	to	2.55%	2,402,225	10.00	to	9.87	17,312,385	0.00%	-0.02%	to	-1.25%	****
Overseas Portfolio: Service Shares (JAIGS)
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
2012	0.75%	to	2.65%	4,239,187	9.96	to	26.94	80,356,795	0.91%	-0.39%	to	10.17%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
2012	0.40%	to	2.55%	250,099	10.29	to	10.14	2,551,639	0.00%	2.90%	to	1.41%	****
Utilities Series - Service Class (MVUSC)
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****
Value Series - Service Class (MVFSC)
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
2012	0.40%	to	3.20%	16,598,824	10.71	to	15.10	308,624,081	1.41%	15.42%	to	12.17%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
2012	0.40%	to	2.65%	6,568,051	12.22	to	11.50	77,870,623	1.47%	15.47%	to	12.85%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
2012	0.80%	to	1.40%	114,987	12.80	to	12.29	1,420,643	4.60%	8.56%	to	7.90%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
2012	0.95%	to	2.70%	1,488,971	13.32	to	11.13	18,531,355	4.40%	8.15%	to	6.24%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
2012	0.80%	to	1.40%	119,137	30.95	to	28.18	3,393,878	2.84%	17.02%	to	16.31%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	***
2012	1.10%	to	2.05%	40,884	25.46	to	23.12	1,006,127	2.77%	16.58%	to	15.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Real Estate Portfolio - Class II (VKVGR2)
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
2012	1.75%	to	2.55%	6,184	9.81	to	9.38	59,694	0.53%	27.67%	to	26.62%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013			1.35%	27			27.39	739	0.86%			0.38%
2012			1.35%	27			27.28	737	0.55%			14.06%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
2012	0.80%	to	1.40%	3,121,609	15.97	to	15.62	48,909,691	0.95%	13.74%	to	13.05%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
2012	0.40%	to	3.30%	9,244,748	16.09	to	14.44	142,658,402	0.80%	13.99%	to	10.66%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
2012	0.40%	to	3.25%	331,857,633	15.61	to	10.19	3,804,061,084	1.32%	15.25%	to	11.95%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
2012	0.40%	to	3.30%	106,649,138	11.61	to	10.32	1,236,279,493	2.29%	4.55%	to	1.49%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
2012	0.40%	to	3.30%	11,903,007	10.73	to	10.61	142,527,413	0.88%	21.60%	to	18.05%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
2012	0.40%	to	3.30%	21,178,621	10.35	to	9.49	226,732,776	0.22%	16.93%	to	13.52%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
2012	0.40%	to	3.30%	135,436,985	10.45	to	8.41	1,257,381,268	1.07%	16.59%	to	13.19%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
2012	0.95%	to	2.15%	317,408	17.88	to	17.75	6,043,995	7.51%	13.47%	to	12.09%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****
2012	0.80%	to	1.40%	8,617	24.38	to	22.63	196,533	0.46%	16.28%	to	15.57%
NVIT Emerging Markets Fund - Class II (GEM2)
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
2012	1.15%	to	2.25%	32,659	34.28	to	30.70	1,087,434	0.21%	15.64%	to	14.35%
NVIT International Equity Fund - Class I (GIG)
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
2012	0.80%	to	1.40%	3,168	12.80	to	11.88	38,015	0.84%	14.68%	to	13.99%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
2012	0.40%	to	2.75%	3,157,577	8.51	to	7.34	24,533,603	0.60%	14.76%	to	12.05%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
2012	0.80%	to	1.40%	7,916,101	9.12	to	8.87	70,427,668	1.41%	16.00%	to	15.30%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
2012	0.40%	to	2.75%	2,768,451	9.13	to	8.24	24,154,968	1.40%	16.37%	to	13.62%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
2012	0.80%	to	1.40%	234,137	10.44	to	10.15	2,387,237	1.29%	10.60%	to	9.93%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
2012	0.40%	to	3.20%	15,266,456	11.12	to	9.27	152,375,245	1.04%	10.94%	to	7.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
2012	0.75%	to	2.60%	2,931,734	15.73	to	9.16	28,162,711	1.04%	15.28%	to	13.13%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
2012	0.40%	to	3.10%	145,128,586	11.96	to	10.00	1,561,559,296	1.57%	10.62%	to	7.61%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%
2012	0.40%	to	3.00%	233,768,591	11.74	to	9.64	2,418,598,441	1.37%	13.19%	to	10.23%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
2012	0.65%	to	3.05%	67,968,499	12.55	to	10.42	761,069,541	1.92%	6.80%	to	4.21%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
2012	0.40%	to	3.40%	212,166,284	11.85	to	9.67	2,246,273,889	1.45%	11.92%	to	8.54%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
2012	0.75%	to	3.05%	36,890,388	11.37	to	9.35	369,237,595	1.20%	13.72%	to	11.08%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
2012	0.40%	to	2.95%	65,866,801	12.05	to	10.25	723,179,275	1.73%	9.60%	to	6.79%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
2012	0.80%	to	1.40%	263,240	12.81	to	12.46	3,289,537	3.36%	6.89%	to	6.24%
NVIT Core Bond Fund - Class II (NVCBD2)
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
2012	0.40%	to	3.05%	9,816,211	13.10	to	11.37	119,381,480	2.62%	7.05%	to	4.20%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
2012	0.40%	to	2.70%	3,683,753	14.23	to	12.50	48,657,773	2.17%	6.69%	to	4.22%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Nationwide Fund - Class I (TRF)
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
2012	0.80%	to	1.40%	2,096,623	23.09	to	25.39	119,341,085	1.37%	13.30%	to	12.61%
NVIT Nationwide Fund - Class II (TRF2)
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%
2012	0.65%	to	3.20%	9,811,244	9.45	to	12.08	148,902,932	1.11%	13.11%	to	10.20%
NVIT Government Bond Fund - Class I (GBF)
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
2012	0.40%	to	3.20%	22,621,715	12.47	to	11.11	368,323,060	2.12%	2.64%	to	-0.25%
NVIT International Index Fund - Class II (GVIX2)
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014			0.40%	5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
2012	0.65%	to	2.75%	2,316,939	7.96	to	8.06	20,283,307	2.53%	17.44%	to	14.95%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
2012	0.75%	to	3.05%	12,793,695	10.08	to	14.84	229,284,249	1.39%	15.03%	to	12.36%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
2012	0.40%	to	3.05%	54,359,537	13.90	to	12.59	725,544,444	1.98%	8.95%	to	6.04%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
2012	0.40%	to	3.00%	82,215,483	14.98	to	13.60	1,182,944,342	1.83%	11.80%	to	8.88%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
2012	0.65%	to	2.80%	50,903,848	11.48	to	11.46	672,166,296	1.95%	4.49%	to	2.22%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
2012	0.40%	to	3.05%	155,508,138	11.19	to	13.24	2,443,754,059	1.64%	10.37%	to	7.42%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
2012	0.65%	to	3.00%	67,732,226	10.57	to	14.38	1,179,694,762	1.55%	13.02%	to	10.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%
2012	0.40%	to	3.05%	54,508,202	11.56	to	12.35	794,778,742	1.72%	7.61%	to	4.74%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
2012	0.40%	to	2.75%	4,886,268	12.92	to	19.40	105,624,395	1.09%	17.00%	to	14.24%
NVIT Money Market Fund - Class I (SAM)
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
2012	0.40%	to	3.30%	55,839,551	10.01	to	8.34	669,400,136	0.00%	-0.40%	to	-3.31%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
2012	0.40%	to	3.20%	17,611,397	10.34	to	8.51	161,275,138	0.33%	15.06%	to	11.82%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
2012	0.95%	to	2.10%	35,976	13.03	to	13.71	517,528	0.12%	15.93%	to	14.58%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
2012	0.80%	to	1.40%	904,873	10.38	to	10.09	9,170,528	0.45%	15.42%	to	14.72%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
2012	0.40%	to	3.20%	10,753,793	10.55	to	9.16	106,290,589	0.22%	15.67%	to	12.42%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
2012	0.80%	to	1.40%	284,923	11.42	to	11.24	3,208,201	1.25%	16.87%	to	16.16%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%
2012	0.40%	to	2.80%	5,175,853	10.50	to	8.82	48,453,793	1.19%	17.12%	to	14.29%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
2012	0.80%	to	1.40%	16,471,475	10.73	to	10.43	172,515,313	0.00%	13.98%	to	13.29%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
2012	0.40%	to	3.20%	11,668,408	10.59	to	9.46	118,934,528	0.00%	14.18%	to	10.97%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
2012	0.40%	to	3.20%	22,970,709	12.07	to	10.30	257,001,207	1.09%	15.88%	to	12.61%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
2012	0.80%	to	1.40%	896,886	7.85	to	7.27	6,598,263	0.00%	12.53%	to	11.85%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
2012	0.40%	to	2.80%	1,133,372	9.84	to	12.56	17,482,428	0.00%	12.64%	to	9.92%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
2012	0.80%	to	1.40%	1,335,920	26.08	to	23.86	32,239,790	0.82%	19.48%	to	18.76%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
2012	0.40%	to	2.90%	1,031,471	12.76	to	17.99	23,534,009	0.53%	19.82%	to	16.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****
2012	0.80%	to	1.40%	1,793,384	43.04	to	38.81	70,518,786	0.15%	14.58%	to	13.88%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
2012	0.40%	to	2.95%	2,003,112	11.58	to	17.25	43,191,550	0.00%	14.76%	to	11.82%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
2012	0.40%	to	2.95%	10,834,509	13.11	to	12.81	169,630,801	2.63%	11.80%	to	8.93%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
2012	0.40%	to	3.30%	7,363,429	11.26	to	9.78	78,140,497	1.40%	3.11%	to	0.10%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
2012	0.80%	to	1.40%	20,923,729	16.01	to	15.66	328,501,051	0.69%	17.73%	to	17.02%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
2012	0.40%	to	2.95%	14,521,525	16.10	to	14.64	224,173,932	0.43%	17.95%	to	14.92%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
2012	0.40%	to	3.20%	17,866,204	14.30	to	12.88	244,192,723	2.44%	19.08%	to	15.73%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
2012	0.65%	to	3.20%	7,739,216	10.32	to	13.55	133,169,084	1.01%	17.40%	to	14.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
2012	0.80%	to	1.40%	5,802,593	11.42	to	11.10	64,663,437	1.03%	14.86%	to	14.16%
NVIT Real Estate Fund - Class II (NVRE2)
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%
2012	0.65%	to	2.80%	6,374,471	11.36	to	10.25	69,601,956	0.81%	14.83%	to	12.34%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013	0.60%			2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%
2012	0.40%	to	3.05%	13,542,864	10.59	to	9.05	157,169,937	2.89%	4.19%	to	1.41%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Portfolio - S Class Shares (AMINS)
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
2012	0.80%	to	2.65%	1,432,779	14.60	to	14.87	23,889,201	0.22%	10.09%	to	8.03%
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
2012	1.50%	to	1.75%	28,003	10.15	to	10.14	284,049	0.00%	1.47%	to	1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
2012	1.50%	to	1.75%	14,748	10.27	to	10.26	151,391	0.00%	2.65%	to	2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
2012	1.50%	to	1.75%	7,494			10.28	77,059	0.00%			2.79%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
2012			0.40%	18,205			10.32	187,865	2.15%			12.92%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
2012	0.95%	to	2.30%	367,311	14.49	to	15.73	6,194,505	1.34%	16.13%	to	14.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
2012	0.40%	to	2.80%	2,682,273	12.61	to	19.34	62,525,958	0.29%	17.99%	to	15.14%
VP Balanced Fund - Class I (ACVB)
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
2012	0.80%	to	1.40%	1,270,811	23.99	to	25.24	34,413,231	2.06%	10.90%	to	10.23%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
2012	0.80%	to	1.40%	1,072,863	14.13	to	12.92	14,026,017	2.08%	13.82%	to	13.13%
VP Income & Growth Fund - Class II (ACVIG2)
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
2012	0.95%	to	2.40%	266,974	14.54	to	15.12	4,322,744	1.82%	13.37%	to	11.70%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
2012	0.40%	to	3.30%	18,958,776	13.41	to	12.35	280,132,988	2.45%	6.96%	to	3.83%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
2012	0.80%	to	1.40%	537,946	13.99	to	13.43	7,269,434	2.03%	15.40%	to	14.70%
VP Mid Cap Value Fund - Class II (ACVMV2)
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
2012	0.40%	to	3.30%	5,121,977	13.74	to	13.78	80,532,667	1.88%	15.76%	to	12.38%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
2012	0.40%	to	3.20%	3,907,331	13.11	to	18.56	83,997,413	0.46%	15.28%	to	12.03%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
2012	0.80%	to	1.40%	1,973,392	19.60	to	17.84	35,662,378	3.67%	9.54%	to	8.88%
Appreciation Portfolio - Service Shares (DCAPS)
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
2012	0.40%	to	2.75%	6,144,933	11.97	to	14.45	105,436,097	3.22%	9.70%	to	7.10%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
2012	0.95%	to	2.25%	86,233	11.22	to	12.70	1,187,684	0.00%	19.09%	to	17.53%
Growth and Income Portfolio - Initial Shares (DGI)
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
2012	0.80%	to	1.40%	861,337	16.46	to	14.93	13,022,469	1.43%	17.13%	to	16.42%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
2012	0.95%	to	2.40%	90,443	13.01	to	13.37	1,322,091	0.27%	8.98%	to	7.38%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%
2012	0.80%	to	1.40%	741,288	16.22	to	15.21	11,356,698	4.05%	8.84%	to	8.18%
Quality Bond Fund II - Service Shares (FQBS)
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
2012	0.95%	to	2.60%	2,755,559	14.42	to	12.25	37,620,602	3.95%	8.40%	to	6.59%
Equity-Income Portfolio - Initial Class (FEIP)
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
2012	0.80%	to	1.40%	7,055,782	26.62	to	32.08	329,203,117	3.02%	16.37%	to	15.66%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
2012	1.10%	to	2.65%	387,864	24.10	to	20.62	9,012,217	0.34%	25.66%	to	23.69%
High Income Portfolio - Initial Class (FHIP)
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
2012	0.80%	to	1.40%	1,611,234	20.83	to	21.66	50,388,870	5.46%	13.31%	to	12.63%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
2012	0.80%	to	1.40%	3,849,011	25.26	to	23.88	137,525,874	1.47%	11.58%	to	10.90%
VIP Balanced Portfolio - Service Class 2 (FB2)
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
2012	0.65%	to	2.80%	4,666,971	8.66	to	14.70	74,165,800	0.73%	4.05%	to	1.79%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
2012	0.40%	to	3.30%	10,692,821	10.29	to	13.18	179,943,768	2.97%	16.59%	to	13.18%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
2012	0.80%	to	1.40%	468,537	12.75	to	12.25	5,769,429	1.84%	10.79%	to	10.12%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%
2012	1.10%	to	2.65%	10,721,864	13.67	to	12.11	141,890,971	1.85%	10.35%	to	8.62%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
2012	0.80%	to	1.40%	847,317	12.32	to	11.83	10,089,918	1.93%	12.28%	to	11.60%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
2012	1.10%	to	2.95%	31,873,679	13.82	to	11.96	427,562,784	1.90%	11.82%	to	9.73%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
2012	0.80%	to	1.40%	716,045	11.90	to	11.43	8,239,150	2.06%	14.56%	to	13.86%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
2012	1.10%	to	2.60%	2,196,243	13.72	to	12.20	28,863,603	1.99%	13.91%	to	12.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
VIP Growth Portfolio - Initial Class (FGP)
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
2012	0.80%	to	1.40%	5,741,037	22.31	to	28.09	320,126,389	0.57%	13.77%	to	13.08%
VIP Growth Portfolio - Service Class 2 (FG2)
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
2012	0.40%	to	2.95%	5,923,542	9.74	to	13.20	96,753,422	0.36%	13.94%	to	11.02%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
2012	0.80%	to	1.40%	1,867,877	14.94	to	14.09	26,515,130	2.20%	4.92%	to	4.28%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
2012	0.40%	to	3.20%	28,617,794	13.17	to	11.62	397,465,850	2.07%	5.18%	to	2.22%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%
2012	0.80%	to	1.40%	1,935,622	12.15	to	11.67	22,729,870	0.49%	13.83%	to	13.14%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
2012	0.40%	to	3.30%	9,324,722	11.19	to	21.50	241,187,085	0.38%	14.10%	to	10.77%
VIP Overseas Portfolio - Initial Class (FOP)
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
2012	0.80%	to	1.40%	2,036,328	20.41	to	20.01	50,881,408	1.89%	19.77%	to	19.05%
VIP Overseas Portfolio - Service Class 2 (FO2)
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
2012	1.15%	to	2.25%	124,307	19.70	to	17.64	2,396,554	1.64%	18.99%	to	17.66%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
2012	0.80%	to	1.40%	396,128	17.56	to	16.46	6,579,269	0.50%	26.08%	to	25.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
2012	1.15%	to	2.20%	55,968	10.23	to	10.16	570,936	0.00%	2.33%	to	1.61%	****
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
International Growth Fund/VA- Service Shares (OVIGS)
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
2012	0.80%	to	1.40%	1,434,115	20.53	to	21.14	37,466,189	1.35%	11.44%	to	10.76%
Core Bond Fund/VA - Non-Service Shares (OVB)
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
2012	0.80%	to	1.40%	1,736,330	15.22	to	14.98	33,119,981	4.89%	9.41%	to	8.74%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****
2012	0.80%	to	1.40%	2,405,799	43.41	to	40.68	104,525,558	2.16%	20.29%	to	19.56%
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
2012	0.95%	to	2.25%	310,391	19.48	to	22.02	7,406,259	1.91%	19.80%	to	18.22%
International Growth Fund/VA - Non-Service Shares (OVIG)
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
2012	0.80%	to	1.40%	1,074,623	11.28	to	10.45	11,345,866	1.01%	15.93%	to	15.23%
Main Street Fund(R)/VA - Service Class (OVGIS)
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
2012	0.40%	to	3.20%	12,583,850	10.83	to	13.01	204,894,940	0.65%	16.14%	to	12.87%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
2012	0.80%	to	1.40%	397,625	11.48	to	11.02	4,409,595	0.57%	17.04%	to	16.33%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
2012	0.40%	to	3.30%	2,334,765	12.52	to	17.75	53,269,053	0.33%	17.20%	to	13.78%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
2012	0.80%	to	1.40%	1,559,411	6.58	to	6.09	9,602,969	0.00%	15.51%	to	14.81%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
2012	0.80%	to	1.40%	67,987	10.16	to	10.15	690,480	0.00%	1.65%	to	1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
2012	0.95%	to	2.75%	874,911	10.16	to	10.12	8,879,113	0.00%	1.58%	to	1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%
2012	0.65%	to	2.55%	1,874,670	10.67	to	10.53	19,881,541	6.23%	6.71%	to	5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
2012	0.75%	to	2.55%	1,763,524	13.31	to	12.45	22,842,574	5.09%	4.44%	to	2.54%
Low Duration Portfolio - Advisor Class (PMVLAD)
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
2012	0.40%	to	3.20%	28,772,761	12.23	to	11.02	337,025,026	1.81%	5.33%	to	2.36%
Total Return Portfolio - Advisor Class (PMVTRD)
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
2012	0.40%	to	2.80%	17,987,204	10.98	to	10.54	193,716,161	2.44%	9.06%	to	6.43%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%	2,094			8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
2012	1.05%	to	2.30%	187,620	13.43	to	13.06	2,644,472	1.81%	17.88%	to	16.39%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
VT International Equity Fund: Class IB (PVTIGB)
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
2012	1.15%	to	2.05%	21,475	16.07	to	14.71	332,677	2.25%	20.51%	to	19.41%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
2012	0.95%	to	2.35%	127,985	14.24	to	13.61	1,899,798	0.38%	13.14%	to	11.54%
VI American Franchise Fund - Series II Shares (ACEG2)
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
2012	0.80%	to	2.55%	548,055	9.68	to	9.56	5,277,298	0.00%	-3.21%	to	-4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
2012	1.15%	to	1.55%	26,781	14.73	to	14.18	390,226	0.99%	14.94%	to	14.47%
Small-Cap Portfolio - Investment Class (ROCSC)
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
2012	0.65%	to	2.80%	3,798,987	15.12	to	14.26	56,146,556	0.00%	30.15%	to	27.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
2012	0.75%	to	2.55%	1,388,083	9.68	to	9.56	13,363,085	0.78%	-3.24%	to	-4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
2012	0.80%	to	1.40%	576,088	22.02	to	22.53	15,204,351	1.74%	4.70%	to	4.07%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%
2012	0.80%	to	1.40%	1,277,864	25.87	to	23.47	30,377,030	0.00%	28.77%	to	27.99%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
2012	0.75%	to	2.80%	2,974,012	9.77	to	9.64	65,033,799	0.76%	-2.28%	to	-3.63%	****
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%			8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
2012	0.65%	to	2.80%	9,003,602	14.04	to	12.96	122,124,768	1.13%	18.40%	to	15.83%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
2012	0.75%	to	2.80%	2,344,079	10.86	to	10.71	25,294,682	0.05%	8.55%	to	7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
2012	0.40%	to	2.80%	741,676	10.13	to	9.97	7,454,095	0.00%	1.29%	to	-0.34%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%
2012			0.40%	199,019			11.61	2,311,373	0.81%	6.52%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
2012			0.40%	1,406,121			12.03	16,912,148	0.74%			9.09%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
2012			0.40%	2,235,029			12.20	27,276,311	0.71%			10.37%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
2012			0.40%	449,607			11.87	5,337,953	0.69%			7.98%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2013			1.30%	74			68.31	5,055	0.01%			41.93%
2012			1.30%	74			48.13	3,562	0.00%			16.20%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
2012	0.40%	to	2.70%	2,006,569	16.97	to	14.80	32,340,952	0.00%	7.44%	to	4.95%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
2012	1.15%	to	1.75%	3,493	14.03	to	13.82	48,543	0.00%	19.00%	to	18.28%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
2012	0.80%	to	1.40%	2,245,911	24.41	to	23.02	52,131,298	2.12%	20.25%	to	19.53%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
2012	0.75%	to	2.80%	4,390,476	10.40	to	13.76	67,830,605	1.92%	20.05%	to	17.56%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
2012	0.40%	to	2.50%	917,015	10.33	to	9.87	9,259,820	1.50%	13.58%	to	11.18%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
2012	0.80%	to	2.65%	1,605,393	12.00	to	15.71	27,445,545	1.42%	12.25%	to	10.15%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
2012	0.80%	to	3.30%	4,857,387	11.23	to	12.58	71,028,710	2.99%	17.35%	to	14.39%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
2012	0.65%	to	2.65%	6,702,502	15.88	to	16.58	121,596,625	6.32%	14.31%	to	12.01%
Advantage VT Small Cap Value Fund - Class 2 (obsolete) (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%
2012			1.10%	753			9.84	7,408	0.87%			12.74%
Advantage VT Total Return Bond Fund - Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
2012	1.15%	to	1.25%	21,348	14.52	to	14.40	307,599	1.44%	4.87%	to	4.77%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
2012	0.95%	to	2.80%	480,417	14.89	to	13.71	8,220,030	0.22%	15.57%	to	13.41%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
2012	0.80%	to	1.40%	1,901,222	13.83	to	13.36	25,500,923	6.07%	13.38%	to	12.70%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	14.54	to	14.30	87,655,891	6.26%	6.14%	to	4.00%
2012	0.75%	to	2.80%	6,661,716	13.70	to	13.69	101,010,556	8.06%	13.85%	to	11.49%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
2012	0.80%	to	1.40%	878,960	26.67	to	25.00	22,181,145	0.46%	16.30%	to	15.59%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
2012	0.75%	to	2.80%	2,705,132	7.09	to	17.58	52,295,751	0.26%	16.04%	to	13.64%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
2012	0.80%	to	1.40%	1,277,738	20.24	to	18.98	24,424,151	0.82%	14.65%	to	13.96%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
2012	0.80%	to	1.40%	1,648,948	15.48	to	14.51	24,145,786	1.92%	19.75%	to	19.02%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
2012	0.40%	to	2.95%	4,917,966	8.03	to	11.17	61,701,939	1.76%	19.97%	to	16.89%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
2012	0.80%	to	1.40%	3,566,046	9.66	to	9.39	33,593,312	0.58%	14.85%	to	14.15%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
2012	0.80%	to	1.40%	334,802	15.94	to	15.03	5,067,035	0.37%	16.30%	to	15.59%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
2012	0.40%	to	3.30%	5,926,599	7.29	to	8.74	60,197,485	0.16%	16.48%	to	13.08%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2016

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2012	0.80%	to	1.40%	1,556,489	17.41	to	18.70	32,162,891	0.54%	13.11%	to	12.42%
American Century NVIT Growth Fund - Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
2012	0.40%	to	2.80%	2,300,514	10.35	to	9.94	23,350,674	0.98%	13.32%	to	10.59%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2012			1.30%	5			60.41	302	0.00%			11.13%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%
2012	0.80%	to	2.80%	252,460	8.95	to	11.16	3,401,665	0.00%	7.95%	to	5.77%

2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract owners equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract owners equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract owners equity:								$45,160,288,424
2013	Reserves for annuity contracts in payout phase:								$10,085,658
2013	Contract owners equity:								$41,548,378,750
2012	Reserves for annuity contracts in payout phase:								$8,281,156
2012	Contract owners equity:								$33,972,994,748
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.